MARCH 1
PROSPECTUS
AS AMENDED JULY 1, 2021

U.S. EQUITY FUNDS
TCW Artificial Intelligence Equity Fund
Class I Ticker TGFTX Class N Ticker TGJNX
TCW Global Real Estate Fund
Class I Ticker TGREX Class N Ticker TGRYX
TCW New America Premier Equities Fund
Class I Ticker TGUSX Class N Ticker TGUNX
TCW Relative Value Dividend Appreciation Fund
Class I Ticker TGDFX Class N Ticker TGIGX
TCW Relative Value Large Cap Fund
Class I Ticker TGDIX Class N Ticker TGDVX
TCW Relative Value Mid Cap Fund
Class I Ticker TGVOX Class N Ticker TGVNX
TCW Select Equities Fund
Class I Ticker TGCEX Class N Ticker TGCNX
U.S. FIXED INCOME FUNDS
TCW Core Fixed Income Fund
Class I Ticker TGCFX Class N Ticker TGFNX Plan Class Ticker TGCPX
TCW Enhanced Commodity Strategy Fund
Class I Ticker TGGWX Class N Ticker TGABX
TCW Global Bond Fund
Class I Ticker TGGBX Class N Ticker TGGFX
TCW High Yield Bond Fund
Class I Ticker TGHYX Class N Ticker TGHNX
TCW Short Term Bond Fund
Class I Ticker TGSMX
TCW Total Return Bond Fund
Class I Ticker TGLMX Class N Ticker TGMNX Plan Class Ticker TGLSX
ASSET ALLOCATION FUND
TCW Conservative Allocation Fund
Class I Ticker TGPCX Class N Ticker TGPNX
INTERNATIONAL FUNDS
TCW Developing Markets Equity Fund
Class I Ticker TGDMX Class N Ticker TGDPX
TCW Emerging Markets Income Fund
Class I Ticker TGEIX Class N Ticker TGINX Plan Class Ticker TGEPX
TCW Emerging Markets Local Currency Income Fund
Class I Ticker TGWIX Class N Ticker TGWNX
TCW Emerging Markets Multi-Asset Opportunities Fund
Class I Ticker TGMAX Class N Ticker TGMEX

This Prospectus tells you about the Class I, Class N and Plan Class shares, as applicable, of eighteen of the separate investment funds (“each a “Fund” and collectively, the “Funds”) offered by TCW Funds, Inc., each of which has different investment objectives and policies that are designed to meet different investment goals. Please read this document carefully before investing, and keep it for future reference.
As with all mutual funds, the Securities and Exchange Commission and Commodity Futures Trading Commission have not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.TCW.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. Contact your financial intermediary or, if you invest directly with the Funds, call 1‑800‑FUND‑TCW (1‑800‑386‑3829), to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held through your financial intermediary or directly with TCW.

TCW Artificial Intelligence Equity Fund

Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay additional fees or commissions to broker-dealers or other financial intermediaries for the purchase of Class I shares of the Fund, which are not reflected in the table below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes

	I	N
Management Fees	0.70%	0.70%
Distribution and/or Service (12b‑1) Fees	None	0.25%
Other Expenses	2.11%	2.88%
Total Annual Fund Operating Expenses	2.81%	3.83%
Fee Waiver and/or Expense Reimbursement[1]	1.91%	2.83%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.90%	1.00%

[1]
The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.90% of average daily net assets with respect to Class I shares and 1.00% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2022 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board of Directors’ approval, extend or modify that arrangement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years
I	$92	$690
N	$102	$908
Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.16% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in publicly traded equity securities of businesses that the portfolio managers believe are benefitting from or have the potential to benefit from advances in the use of artificial intelligence. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Artificial intelligence refers to the development or use by a business of computer systems that perform tasks previously requiring human intelligence such as decision-making or audio or visual identification or perception. The Fund invests primarily in issuers that are characterized as “growth companies” according to criteria established by the portfolio managers, which may include attributes such as an expected growth cycle, accelerating earnings or cash flow, and general growth of a business sector. Bottom‑up fundamental research that focuses on the individual attributes of a company, such as its financial characteristics, is used to identify these companies, as well as both qualitative and quantitative screening criteria to supplement the fundamental research.
Furthermore, the portfolio managers use a highly focused approach, which seeks to achieve superior long-term returns over a full market cycle by owning shares of companies that the portfolio managers believe to have strong, disruptive and enduring business models and inherent advantages over their competitors. In selecting the Fund’s investments, the portfolio managers consider the extent to which businesses have leaders who prudently manage their environmental sustainability and social responsibilities with good governance and solid financial resources.
Equity securities include common and preferred stock; rights, warrants or options to purchase common or preferred stock; securities that may be converted into or exchanged for common or preferred stock, such as convertible preferred stock, convertible debt and Eurodollar convertible securities; equity securities of foreign companies listed on established exchanges, including NASDAQ; American Depository Receipts (ADRs); equity securities of specialized real estate investment trusts (“REITs”); and other securities with equity characteristics.
The Fund typically invests in companies in information technology, consumer discretionary, industrial and health care sectors with market capitalizations of at least $300 million at the time of acquisition. The Fund typically invests in a portfolio of 25 to 60 companies. The portfolio managers use both qualitative and quantitative screening criteria to supplement the fundamental research. The portfolio managers’ qualitative screening focuses on those companies that they believe have the potential to grow or otherwise materially benefit partly as a result of their development or use of artificial intelligence in analysis, forecasting, efficiency, automation, consistency and scale. The Fund is non‑diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio managers believe that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor or the original thesis was flawed or has been damaged, (iii) another security may offer a better investment opportunity, (iv) an individual security has reached its sell target or the investment therein has been exhausted, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.
Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•
equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition or in overall market, economic and political conditions.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•
public health emergency risks: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID‑19”), can result, and in the case of COVID‑19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID‑19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged.

•
artificial intelligence related companies risk: the risk that the Fund’s investments in companies involved in, or exposed to, artificial intelligence-related businesses may be negatively impacted because of, among other things, limited product lines, markets, financial resources and/or personnel these companies may have, intense competition and potentially rapid product obsolescence these companies may face, loss or impairment of intellectual property rights, and the inability to successfully develop products or services even after spending significant amount of resources.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•
information technology sector risk: the risk that the Fund may be susceptible to the impact of market, economic, regulatory, and other factors affecting the information technology sector and that the value of the Fund may fluctuate more widely than it would for a fund that invests more broadly across varying sectors. Companies in the information technology sector may be affected by the overall economic conditions as well as by factors particular to the information technology sector, including intense competition, short product cycle, rapid product obsolescence, possible loss or impairment of intellectual property rights, and changes in government regulations.

•
growth investing risk: the risk of investing in growth stocks, which may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. The growth investment style may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price. Growth-oriented funds typically underperform when value investing is in favor.

•
issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•
liquidity risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. The liquidity of the Fund’s assets may change over time.

•
non‑diversification risk: the risk that the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund because a higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.

•	portfolio management risk: the risk that the Fund’s investment strategy may fail to produce the intended results.

•
securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•
small-capitalization company risk: the risk that small-capitalization companies may have more volatile stock performance than larger companies and are more susceptible to adverse business and economic developments and adverse effects due to the loss of personnel, which may increase the risk of loss to the Fund.

•
mid‑capitalization company risk: the risk that mid‑capitalization companies may have more volatile stock performance than large-capitalization companies and are more likely to experience business failures, which may increase the risk of loss to the Fund.

•
foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

•
REIT risk: the risk that the value of the Fund’s investments in REITs may be negatively impacted by factors generally affecting the value of real estate and the earnings of companies engaged in the real estate industry as well as factors that specifically relate to the structure and operations of REITs, including heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax‑free “pass-through” of income under the federal tax law.

Please see “Principal Risks of the Fund” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.TCW.com.

Calendar Year Total Returns
For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	34.85%	(quarter ended 6/30/2020)
Lowest	-17.21%	(quarter ended 12/31/2018)
Average Annual Total Returns
(For the period ended December 31, 2020)

Share Class	1 Year	Since Inception (8/31/2017)
I – Before taxes	57.75%	26.29%
- After taxes on distributions	57.75%	26.28%
- After taxes on distributions and sale of fund shares	34.19%	21.17%
N – Before taxes	57.62%	26.20%
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	38.26%	23.28%

[1]	The Russell 3000® Growth Index measures the performance of those companies in the Russell 3000® Index with higher price‑to‑book ratios and higher forecasted growth values.
After‑tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your individual tax situation and likely will differ from the results shown above, and after‑tax returns shown are not relevant if you hold your Fund shares through a tax‑deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After‑tax returns are shown for only one class of shares, and after‑tax returns for the other class of shares will vary.
Investment Advisor
TCW Investment Management Company LLC is the investment advisor to the Fund.
Portfolio Managers
The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Jeffrey W. Lin, CFA (Lead Portfolio Manager)	3 years (Since inception of the Fund)	Managing Director

Thomas Lee	3 years (Since inception of the Fund)	Managing Director
Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 85 of this Prospectus.

TCW Global Real Estate Fund

Investment Objective
The Fund’s investment objective is to seek to maximize total return from current income and long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay additional fees or commissions to broker-dealers or other financial intermediaries for the purchase of Class I shares of the Fund, which are not reflected in the table below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes

	I	N
Management Fees	0.80%	0.80%
Distribution and/or Service (12b‑1) Fees	None	0.25%
Other Expenses	2.00%	4.09%
Total Annual Fund Operating Expenses	2.80%	5.14%
Fee Waiver and/or Expense Reimbursement[1]	1.90%	4.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.90%	1.00%

[1]
The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.90% of average daily net assets with respect to Class I shares and 1.00% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2022 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board of Directors’ approval, extend or modify that arrangement.

[2]
The “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” does not correlate to the corresponding ratio included in the Fund’s Financial Highlights for each class of shares because the contractual fee waiver/expense reimbursement was changed subsequent to the fiscal year ended October 31, 2020 and was not in effect for that fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$92	$688	$1,310	$2,990
N	$102	$1,170	$2,234	$4,883
Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 136.71% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of real estate investment trusts (“REITs”) and real estate companies. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. REITs are pooled investment vehicles that typically invest directly in real estate, mortgages and/or loans collateralized by real estate. Real estate companies are companies that in whole or part derive their assets, revenues, or net profits from the ownership, construction, management, or sale of residential, commercial, or industrial real estate, and include housing and homebuilding companies; real estate brokers and land developers; and companies with significant real estate holdings. The Fund may also invest in shares of companies such as software companies, information technology companies, or other companies that provide real estate related services.
Under normal market conditions, the Fund invests in securities of issuers located in at least three different countries (one of which may be the United States) and invests at least 30% of its net assets, plus any borrowings for investment purposes, in securities of issuers domiciled outside the United States or whose primary business operations are outside the United States, including pooled investment vehicles domiciled in the United States that invest principally in non‑U.S. securities. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stock; rights, warrants or options to purchase common or preferred stock; securities that may be converted into or exchanged for common or preferred stock, such as convertible preferred stock, convertible debt and Eurodollar convertible securities; equity securities of foreign companies listed on established exchanges, including NASDAQ; American Depository Receipts (ADRs); and other securities with equity characteristics. The Fund may invest in securities of issuers located in developed and emerging market countries. The Fund’s investments may be denominated in either local currency or U.S. dollars.
The Fund typically invests in a portfolio of fewer than 40 companies at any given time. In managing the Fund’s investments, the portfolio managers use a “bottom‑up” approach to seek to identify securities for investment, with emphasis on assessing asset, earnings, cash flow and management quality and stability. In selecting the Fund’s investments, the portfolio managers consider the extent to which businesses have leaders who prudently manage their environmental sustainability and social responsibilities with good governance and solid financial resources. The portfolio managers may use both qualitative and quantitative screening criteria to supplement the fundamental research. The Fund seeks to invest in companies trading at prices the portfolio managers believe are below their estimated intrinsic values based on the qualitative and quantitative criteria.
The Fund may buy or sell call or put options on stocks, indices or exchange-traded funds for investment management or hedging purposes.
Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio managers believe that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) another security may offer a better investment opportunity, (iv) an individual security has become fully valued, has become too large a position in the Fund, or has reached its sell target, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•
equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition or in overall market, economic and political conditions.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•
public health emergency risks: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID‑19”), can result, and in the case of COVID‑19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID‑19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged.

•
REIT and real estate company risk: the risk that the Fund may be susceptible to the impact of market, economic, regulatory, and other factors affecting the real estate industry and/or the local or regional real estate markets and that the value of the Fund may fluctuate more widely than it would for a fund that invests more broadly across varying industries and sectors. REITs and real estate companies may be negatively impacted by factors generally affecting the value of real estate and the earnings of companies engaged in the real estate industry as well as factors that specifically relate to the structure and operations of REITs and real estate companies, including heavy cash flow dependency, self-liquidation, the possibility of failing to qualify for tax‑free “pass-through” of income under the federal tax law and the use of leverage.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•
other investment company risk: the risk that investments by the Fund in the shares of other investment companies, including exchange-traded funds and certain REITs, are subject to the risks associated with such investment companies’ portfolio securities. Accordingly, the Fund’s investment in shares of another investment company will fluctuate based on the performance of such investment company’s portfolio securities. Further, Fund shareholders will indirectly bear a proportionate share of the expenses of any investment company in which the Fund invests, in addition to paying the Fund’s expenses.

•
foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among others, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, and regional economic volatility.

•
foreign currency risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade, and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

•
valuation risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

•
issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•
liquidity risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. The liquidity of the Fund’s assets may change over time.

•
derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•
leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. To the extent required by applicable law or regulation, the Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•
securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•
mortgage REIT risk: the risk that REITs that invest in mortgages or mortgage-backed securities may also be indirectly subject to various risks associated with those investments, including, but not limited to, credit risk, interest rate risk, leverage risk and prepayment risk.

•
options strategy risk: the risk that the Fund’s use of options could result in poor investment performance because writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks.

•
emerging market country risks: the risks of investing in emerging market countries, which are substantial due to, among others, different accounting standards; thinner trading markets as compared to those in developed countries; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

•
frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.TCW.com.
Calendar Year Total Returns
For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	17.06%	(quarter ended 6/30/2020)
Lowest	-20.02%	(quarter ended 3/31/2020)
Average Annual Total Returns
(For the period ended December 31, 2020)

Share Class	1 Year	5 Years	Since Inception (11/28/2014)
I – Before taxes	14.65%	8.40%	6.53%
- After taxes on distributions	14.53%	7.39%	5.48%
- After taxes on distributions and sale of fund shares	8.70%	6.08%	4.58%
N – Before taxes	14.54%	8.30%	6.45%
S&P Global REIT Index (reflects no deduction for fees, expenses or taxes)[1]	-8.11%	4.81%	4.18%

[1]	The S&P Global REIT Index serves as a comprehensive benchmark of publicly traded equity REITs listed in both developed and emerging markets.
After‑tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your individual tax situation and likely will differ from the results shown above, and after‑tax returns shown are not relevant if you hold your Fund shares through a tax‑deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After‑tax returns are shown for only one class of shares, and after‑tax returns for the other class of shares will vary.
Investment Advisor
TCW Investment Management Company LLC is the investment advisor to the Fund.
Portfolio Managers
The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Iman Brivanlou	6 years (Since inception of the Fund)	Managing Director
Ted Tawinganone	Since July 2021	Senior Vice President

Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 85 of this Prospectus.

TCW New America Premier Equities Fund

Investment Objective
The Fund’s investment objective is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay additional fees or commissions to broker-dealers or other financial intermediaries for the purchase of Class I shares of the Fund, which are not reflected in the table below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes

	I	N
Management Fees	0.65%	0.65%
Distribution and/or Service (12b‑1) Fees	None	0.25%
Other Expenses	0.18%	0.27%
Total Annual Fund Operating Expenses	0.83%	1.17%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$85	$265	$460	$1,025
N	$119	$372	$644	$1,420
Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88.08% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund intends to achieve its objective by investing primarily in a portfolio of companies the portfolio manager believes are enduring, cash generating businesses whose leaders prudently manage their environmental, social, and financial resources and whose shares are attractively valued relative to the free cash flow generated by the businesses.
Equity securities include common and preferred stock; rights, warrants or options to purchase common or preferred stock; securities that may be converted into or exchanged for common or preferred stock, such as convertible preferred stock, convertible debt and Eurodollar convertible securities; equity securities of foreign companies listed on established exchanges in the U.S., including NASDAQ; American Depository Receipts (ADRs); and other securities with equity characteristics. The Fund typically invests a portion of its assets in securities or other financial instruments issued by companies in the financial services sector, including, without limitation, the banking, brokerage and insurance industries. For purposes of the Fund’s investment strategy, a U.S. company is a company that generates at least 50% of its revenues or profits from business activities in the U.S. or has at least 50% of its assets situated in the U.S. Although the Fund emphasizes investments in equity securities of large capitalization companies, it may invest in the equity securities of companies of any size.
In managing the Fund’s investments, the portfolio manager seeks to invest in what he considers to be attractively valued equity securities of cash generating businesses with prudently managed environmental, social, and financial resources. Fundamental research is used to identify these companies. The portfolio manager uses both qualitative and quantitative screening criteria to supplement the fundamental research. The portfolio manager’s screening focuses on companies whose shares are trading at prices the portfolio manager believes are below their intrinsic values.

Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio manager believes that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) another security may offer a better investment opportunity, (iv) an individual security has reached its sell target, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.
Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•
equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition or in overall market, economic and political conditions.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•
public health emergency risks: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID‑19”), can result, and in the case of COVID‑19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID‑19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.
•
growth investing risk: the risk of investing in growth stocks, which may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. The growth investment style may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price. Growth-oriented funds typically underperform when value investing is in favor.

•
value investing risk: the risk of investing in undervalued stocks, which may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. The value investment style may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price. Value-oriented funds typically underperform when growth investing is in favor.

•
issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•
liquidity risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. The liquidity of the Fund’s assets may change over time.

•
frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•
information technology sector risk: the risk that the Fund may be susceptible to the impact of market, economic, regulatory, and other factors affecting the information technology sector and that the value of the Fund may fluctuate more widely than it would for a fund that invests more broadly across varying sectors. Companies in the information technology sector may be affected by the overall economic conditions as well as by factors particular to the information technology sector, including intense competition, short product cycle, rapid product obsolescence, possible loss or impairment of intellectual property rights, and changes in government regulations.

•
life sciences sector risk: the risk that the Fund may be susceptible to the risks of the life sciences sector, which is heavily influenced by technology, government funding, government regulation, efforts by governments, healthcare providers and health plans to reduce costs, changing consumer demographics and intellectual property rights, among other factors. Life sciences companies may be highly volatile and their products and services may experience rapid obsolescence due to a number of factors. The success of such companies may depend upon a relatively small number of products or services with long development cycles and large capital requirements that have a high chance of failure. In addition, changes in patent protection, shifting government regulations or regulatory attitudes, patent infringement or medical litigation may adversely affect the value of such companies.

•
industrials sector risk: the risk that the Fund may be susceptible to the impact of market, economic, regulatory, and other factors affecting the industrials sector and that the value of the Fund may fluctuate more widely than it would for a fund that invests more broadly across varying sectors. Companies in the industrials sector may be affected by the overall economic conditions as well as by factors particular to the industrial sector, including changes in the supply of and demand for products and services, changes in consumer sentiment and spending, product obsolescence, changes in commodity prices, depletion of resources, claims for environmental damages or product liability, import controls, and competition.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•
securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•
financial services sector risk: the risk that the Fund may be susceptible to the impact of market, economic, regulatory, and other factors affecting the financial services sector and that the value of the Fund may fluctuate more widely than it would for a fund that invests more broadly across varying sectors. Companies in the financial services sector may be affected by the overall economic conditions as well as by factors particular to the financial services sector, including changes in government regulations, changes in interest rates, availability of capital and cost to borrow, credit rating downgrades, and decreased liquidity in the credit market.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.TCW.com.
Calendar Year Total Returns
For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	21.56%	(quarter ended 6/30/2020)
Lowest	-16.60%	(quarter ended 3/31/2020)
Average Annual Total Returns
(For the period ended December 31, 2020)

Share Class	1 Year	Since Inception (1/29/2016)
I – Before taxes	27.76%	24.28%
- After taxes on distributions	27.76%	23.62%
- After taxes on distributions and sale of fund shares	16.43%	19.68%
N – Before taxes	27.44%	24.15%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[1]	20.96%	17.19%

[1]
Russell 1000® Index measures the performance of the large‑cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities in the Russell 3000® Index based on a combination of their market cap and current index membership.

After‑tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your individual tax situation and likely will differ from the results shown above, and after‑tax returns shown are not relevant if you hold your Fund shares through a tax‑deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After‑tax returns are shown for only one class of shares, and after‑tax returns for the other class of shares will vary.
Investment Advisor
TCW Investment Management Company LLC is the investment advisor to the Fund.
Portfolio Manager
The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with Investment Advisor
Joseph R. Shaposhnik	5 years (Since inception of the Fund)	Managing Director
Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 85 of this Prospectus.

TCW Relative Value Dividend Appreciation Fund

Investment Objective
The Fund’s investment objective is to seek to realize a high level of dividend income consistent with prudent investment management. Capital appreciation is a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay additional fees or commissions to broker-dealers or other financial intermediaries for the purchase of Class I shares of the Fund, which are not reflected in the table below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes

	I	N
Management Fees	0.60%	0.60%
Distribution and/or Service (12b‑1) Fees	None	0.25%
Other Expenses	0.15%	0.17%
Total Annual Fund Operating Expenses	0.75%	1.02%
Fee Waiver and/or Expense Reimbursement[1]	0.05%	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.70%	0.90%

[1]
The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.70% of average daily net assets with respect to Class I shares and 0.90% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2022 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board of Directors’ approval, extend or modify that arrangement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the N share class of the Fund reflects the net expenses of the N share class of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$72	$235	$412	$926
N	$92	$313	$552	$1,237
Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.68% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of companies that have a record of paying dividends. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stock; rights, warrants or options to purchase common or preferred stock; securities that may be converted into or exchanged for common or preferred stock, such as convertible preferred stock, convertible debt and Eurodollar convertible securities; equity securities of foreign companies listed on established exchanges, including NASDAQ; American Depository Receipts (ADRs); and other securities with equity characteristics.
The portfolio manager analyzes economic and market conditions and identifies securities that the portfolio manager believes will make the best investments in the pursuit of the Fund’s investment objective. In selecting the Fund’s investments, the portfolio manager sometimes considers the extent to which businesses have leaders who prudently manage their environmental sustainability and social responsibilities with good governance and solid financial resources. Additionally, the portfolio manager considers various factors, including:

•	a company’s market capitalization;

•	a company’s price‑to‑book;

•	a company’s price‑to‑earnings;

•	a company’s price‑to‑sales;

•	a company’s price‑to‑cash flow; and/or

•	a company’s dividend yield.
Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio manager believes that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) another security may offer a better investment opportunity, (iv) an individual security has reached its sell target, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.
Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•
equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition or in overall market, economic and political conditions.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•
public health emergency risks: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID‑19”), can result, and in the case of COVID‑19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID‑19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged.

•
dividend-paying stock risk: the risk that dividend-paying stocks may underperform the broader stock market and that issuers of dividend-paying stocks may not declare dividends at current levels in the future.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•
value investing risk: the risk of investing in undervalued stocks, which may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. The value investment style may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price. Value-oriented funds typically underperform when growth investing is in favor.

•
issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•
liquidity risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. The liquidity of the Fund’s assets may change over time.

•
financial services sector risk: the risk that the Fund may be susceptible to the impact of market, economic, regulatory, and other factors affecting the financial services sector and that the value of the Fund may fluctuate more widely than it would for a fund that invests more broadly across varying sectors. Companies in the financial services sector may be affected by the overall economic conditions as well as by factors particular to the financial services sector, including changes in government regulations, changes in interest rates, availability of capital and cost to borrow, credit rating downgrades, and decreased liquidity in the credit market.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•
securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•
foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

•
information technology sector risk: the risk that the Fund may be susceptible to the impact of market, economic, regulatory, and other factors affecting the information technology sector and that the value of the Fund may fluctuate more widely than it would for a fund that invests more broadly across varying sectors. Companies in the information technology sector may be affected by the overall economic conditions as well as by factors particular to the information technology sector, including intense competition, short product cycle, rapid product obsolescence, possible loss or impairment of intellectual property rights, and changes in government regulations.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.TCW.com.
Calendar Year Total Returns
For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	18.35%	(quarter ended 12/31/2020)
Lowest	-29.15%	(quarter ended 3/31/2020)
Average Annual Total Returns
(For the period ended December 31, 2020)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	4.07%	7.93%	9.42%
- After taxes on distributions	3.38%	6.54%	8.52%
- After taxes on distributions and sale of fund shares	2.73%	6.07%	7.62%
N – Before taxes	3.88%	7.70%	9.14%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[1]	2.80%	9.74%	10.50%

[1]	The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price‑to‑book ratios and lower forecasted growth values.
After‑tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your individual tax situation and likely will differ from the results shown above, and after‑tax returns shown are not relevant if you hold your Fund shares through a tax‑deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After‑tax returns are shown for only one class of shares, and after‑tax returns for the other class of shares will vary.
Investment Advisor
TCW Investment Management Company LLC is the investment advisor to the Fund.

Portfolio Manager
The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with Investment Advisor
Diane E. Jaffee (Lead Portfolio Manager)	19 years	Group Managing Director

Bo Fifer, CFA (Co‑Portfolio Manager)	11 years	Senior Vice President
Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 85 of this Prospectus.

TCW Relative Value Large Cap Fund

Investment Objective
The Fund’s investment objective is to seek capital appreciation, with a secondary goal of current income.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay additional fees or commissions to broker-dealers or other financial intermediaries for the purchase of Class I shares of the Fund, which are not reflected in the table below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes

	I	N
Management Fees	0.60%	0.60%
Distribution and/or Service (12b‑1) Fees	None	0.25%
Other Expenses	0.20%	0.47%
Total Annual Fund Operating Expenses	0.80%	1.32%
Fee Waiver and/or Expense Reimbursement[1]	0.10%	0.42%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.70%	0.90%

[1]
The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.70% of average daily net assets with respect to Class I shares and 0.90% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2022 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board of Directors’ approval, extend or modify that arrangement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the N share class of the Fund reflects the net expenses of the N share class of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$72	$245	$434	$980
N	$92	$377	$683	$1,554
Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.17% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies (i.e., companies with a market capitalization of greater than $1 billion at the time of purchase). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stock; rights, warrants or options to purchase common or preferred stock; securities that may be converted into or exchanged for common or preferred stock, such as convertible preferred stock, convertible debt and Eurodollar convertible securities; equity securities of foreign companies listed on established exchanges, including NASDAQ; American Depository Receipts (ADRs); and other securities with equity characteristics.
The portfolio managers analyze economic and market conditions and identify securities that the portfolio managers believe will make the best investments in the pursuit of the Fund’s investment objective. In selecting the Fund’s investments, the portfolio managers sometimes consider the extent to which businesses have leaders who prudently manage their environmental sustainability and social responsibilities with good governance and solid financial resources. Additionally, the portfolio managers consider various factors including:

•	a company’s market capitalization;

•	a company’s price‑to‑book;

•	a company’s price‑to‑earnings;

•	a company’s price‑to‑sales;

•	a company’s price‑to‑cash flow; and/or

•	a company’s dividend yield.
The Fund will invest mostly in companies the portfolio managers believe are “value companies.” In managing the Fund’s investments, the portfolio managers blend a number of investment strategies. The portfolio managers emphasize investing in companies that tend to have one or more characteristics that are lower than the equivalent characteristics for companies in the S&P 500 Index. The portfolio managers seek companies that they believe are neglected or out of favor and whose stock prices are low in relation to current earnings, cash flow, book value and sales and companies that they believe have reasonable prospects for growth even though the expectations for these companies are low and their valuations are temporarily depressed.
Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio managers believe that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) another security may offer a better investment opportunity, (iv) an individual security has reached its sell target, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.
Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•
equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition or in overall market, economic and political conditions.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•
public health emergency risks: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID‑19”), can result, and in the case of COVID‑19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID‑19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•
value investing risk: the risk of investing in undervalued stocks, which may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. The value investment style may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price. Value-oriented funds typically underperform when growth investing is in favor.

•
issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•
liquidity risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. The liquidity of the Fund’s assets may change over time.

•
financial services sector risk: the risk that the Fund may be susceptible to the impact of market, economic, regulatory, and other factors affecting the financial services sector and that the value of the Fund may fluctuate more widely than it would for a fund that invests more broadly across varying sectors. Companies in the financial services sector may be affected by the overall economic conditions as well as by factors particular to the financial services sector, including changes in government regulations, changes in interest rates, availability of capital and cost to borrow, credit rating downgrades, and decreased liquidity in the credit market.

•
healthcare sector risk: the risk that the Fund may be susceptible to the impact of market, economic, regulatory and other factors affecting the healthcare sector and that the value of the Fund may fluctuate more widely than it would for a fund that invests more broadly across varying sectors. Companies in the healthcare sector may be affected by the overall economic conditions as well as by factors particular to the healthcare sector, including extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products, services and facilities, pricing pressure, limited number of products and product obsolescence due to industry innovation, changes in technologies and other market developments.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•
securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•
foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.TCW.com.
Calendar Year Total Returns
For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	20.87%	(quarter ended 12/31/2020)
Lowest	-30.94%	(quarter ended 3/31/2020)
Average Annual Total Returns
(For the period ended December 31, 2020)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	6.35%	8.51%	9.40%
- After taxes on distributions	4.32%	4.39%	7.08%
- After taxes on distributions and sale of fund shares	5.17%	6.38%	7.51%
N – Before taxes	6.33%	8.29%	9.15%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[1]	2.80%	9.74%	10.50%
[1] The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price‑to‑book ratios and lower forecasted growth values.
After‑tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your individual tax situation and likely will differ from the results shown above, and after‑tax returns shown are not relevant if you hold your Fund shares through a tax‑deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After‑tax returns are shown for only one class of shares, and after‑tax returns for the other class of shares will vary.
Investment Advisor
TCW Investment Management Company LLC is the investment advisor to the Fund.

Portfolio Managers
The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Diane E. Jaffee (Lead Portfolio Manager)	22 years	Group Managing Director

Matthew J. Spahn (Co‑Portfolio Manager)	18 years	Managing Director
Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 85 of this Prospectus.

TCW Relative Value Mid Cap Fund

Investment Objective
The Fund’s investment objective is to seek to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay additional fees or commissions to broker-dealers or other financial intermediaries for the purchase of Class I shares of the Fund, which are not reflected in the table below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes

	I	N
Management Fees	0.70%	0.70%
Distribution and/or Service (12b‑1) Fees	None	0.25%
Other Expenses	0.27%	0.47%
Total Annual Fund Operating Expenses	0.97%	1.42%
Fee Waiver and/or Expense Reimbursement[1]	0.12%	0.47%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.85%	0.95%

[1]
The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.85% of average daily net assets with respect to Class I shares and 0.95% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2022 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board of Directors’ approval, extend or modify that arrangement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$87	$297	$525	$1,179
N	$97	$403	$732	$1,661
Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42.07% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of mid‑capitalization companies (i.e., companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell MidCap® Index). As of December 31, 2020, the market capitalization of companies included in the Russell MidCap® Index was between $625 million and $60 billion. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stock; rights, warrants or options to purchase common or preferred stock; securities that may be converted into or exchanged for common or preferred stock, such as convertible preferred stock, convertible debt and Eurodollar convertible securities; equity securities of foreign companies listed on established exchanges, including NASDAQ; American Depository Receipts (ADRs); equity securities of real estate investment trusts (“REITs”) and real estate companies; and other securities with equity characteristics.
The portfolio managers analyze economic and market conditions and identify securities that the portfolio manager believe will make the best investments in the pursuit of the Fund’s investment objective. In selecting the Fund’s investments, the portfolio managers sometimes consider the extent to which businesses have leaders who prudently manage their environmental sustainability and social responsibilities with good governance and solid financial resources. Additionally, the portfolio managers consider various factors including:

•	a company’s market capitalization;

•	a company’s price‑to‑book;

•	a company’s price‑to‑earnings;

•	a company’s price‑to‑sales;

•	a company’s price‑to‑cash flow; and/or

•	a company’s dividend yield.
The Fund invests mostly in what the portfolio manager believes are “value companies.” The portfolio manager seeks to identify those companies that have fallen out of favor and whose stock is selling below what the portfolio manager believes is its real value. The portfolio manager looks for those stocks with a potential catalyst, such as new products, technologies, or management, which may trigger an increase in their values.
Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio manager believes that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) another security may offer a better investment opportunity, (iv) an individual security has reached its sell target, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.
Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•
equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition or in overall market, economic and political conditions.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.
•
public health emergency risks: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID‑19”), can result, and in the case of COVID‑19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID‑19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged.

•
mid‑capitalization company risk: the risk that mid‑capitalization companies may have more volatile stock performance than large capitalization companies and are more likely to experience business failures, which may increase the risk of loss to the Fund.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•
value investing risk: the risk of investing in undervalued stocks, which may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. The value investment style may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price. Value-oriented funds typically underperform when growth investing is in favor.

•
issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•
liquidity risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. The liquidity of the Fund’s assets may change over time.

•	financial services sector risk: the risk that the Fund may be susceptible to the impact of market, economic, regulatory, and other factors affecting the financial services sector and that the value of the Fund may fluctuate more widely than it would for a fund that invests more broadly across varying sectors. Companies in the financial services sector may be affected by the overall economic conditions as well as by factors particular to the financial services sector, including changes in government regulations, changes in interest rates, availability of capital and cost to borrow, credit rating downgrades, and decreased liquidity in the credit market.

•
healthcare sector risk: the risk that the Fund may be susceptible to the impact of market, economic, regulatory and other factors affecting the healthcare sector and that the value of the Fund may fluctuate more widely than it would for a fund that invests more broadly across varying sectors. Companies in the healthcare sector may be affected by the overall economic conditions as well as by factors particular to the healthcare sector, including extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products, services and facilities, pricing pressure, limited number of products and product obsolescence due to industry innovation, changes in technologies and other market developments.

•
REIT and real estate company risk: the risk that the Fund may be susceptible to the impact of market, economic, regulatory, and other factors affecting the real estate industry and/or the local or regional real estate markets and that the value of the Fund may fluctuate more widely than it would for a fund that invests more broadly across varying industries and sectors. REITs and real estate companies may be negatively impacted by factors generally affecting the value of real estate and the earnings of companies engaged in the real estate industry as well as factors that specifically relate to the structure and operations of REITs and real estate companies, including heavy cash flow dependency, self-liquidation, the possibility of failing to qualify for tax‑free “pass-through” of income under the federal tax law and the use of leverage.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•
securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•
foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.TCW.com.
Calendar Year Total Returns
For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	25.48%	(quarter ended 12/31/2020)
Lowest	-37.31%	(quarter ended 3/31/2020)
Average Annual Total Returns
(For the period ended December 31, 2020)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	3.67%	9.47%	8.61%
- After taxes on distributions	3.48%	8.41%	7.14%
- After taxes on distributions and sale of fund shares	2.30%	7.39%	6.75%
N – Before taxes	3.60%	9.34%	8.39%
Russell MidCap® Value Index (reflects no deduction for fees, expenses or taxes)[1]	4.96%	9.73%	10.49%

[1]	The Russell MidCap® Value Index measures the performance of those companies in the Russell MidCap® Index with lower price‑to‑book ratios and lower forecasted growth values.

After‑tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your individual tax situation and likely will differ from the results shown above, and after‑tax returns shown are not relevant if you hold your Fund shares through a tax‑deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After‑tax returns are shown for only one class of shares, and after‑tax returns for the other class of shares will vary.
Investment Advisor
TCW Investment Management Company LLC is the investment advisor to the Fund.
Portfolio Manager
The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with Investment Advisor
Diane E. Jaffee (Lead Portfolio Manager)	10 years	Group Managing Director

Mona Eraiba (Co‑Portfolio Manager)	9 years	Senior Vice President
Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 85 of this Prospectus.

TCW Select Equities Fund

Investment Objective
The Fund’s investment objective is to seek to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay additional fees or commissions to broker-dealers or other financial intermediaries for the purchase of Class I shares of the Fund, which are not reflected in the table below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes

	I	N
Management Fees	0.65%	0.65%
Distribution and/or Service (12b‑1) Fees	None	0.25%
Other Expenses	0.11%	0.16%
Total Annual Fund Operating Expenses	0.76%	1.06%
Fee Waiver and/or Expense Reimbursement[1]	None	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.76%	0.99%

[1]
The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.80% of average daily net assets with respect to Class I shares and 1.00% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2022 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board of Directors’ approval, extend or modify that arrangement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the N share class of the Fund reflects the net expenses of the N share class of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$78	$243	$422	$942
N	$101	$330	$578	$1,288
Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.09% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund invests primarily in equity securities of mid‑ and large-capitalization companies. Equity securities include common and preferred stock; rights, warrants or options to purchase common or preferred stock; securities that may be converted into or exchanged for common or preferred stock, such as convertible preferred stock, convertible debt and Eurodollar convertible securities; equity securities of foreign companies listed on established exchanges, including NASDAQ; American Depository Receipts (ADRs); equity securities of real estate investment trusts (“REITs”); and other securities with equity characteristics.
The portfolio manager uses a highly focused approach, which seeks to achieve superior long-term returns over a full market cycle by owning shares of companies that the portfolio manager believes to have strong and enduring business models and inherent advantages over their competitors. In selecting the Fund’s investments, the portfolio manager considers the extent to which businesses have leaders who prudently manage their environmental sustainability and social responsibilities with good governance and solid financial resources. Fundamental research is used to identify these companies and the portfolio manager uses both qualitative and quantitative screening criteria to supplement the fundamental research.
Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio manager believes that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) another security may offer a better investment opportunity, (iv) an individual security has reached its sell target, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.
Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•
equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition or in overall market, economic and political conditions.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•
public health emergency risks: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID‑19”), can result, and in the case of COVID‑19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID‑19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•
growth investing risk: the risk of investing in growth stocks, which may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. The growth investment style may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price. Growth-oriented funds typically underperform when value investing is in favor.

•
mid‑capitalization company risk: the risk that mid‑capitalization companies may have more volatile stock performance than large capitalization companies and are more likely to experience business failures, which may increase the risk of loss to the Fund.

•
issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•
liquidity risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. The liquidity of the Fund’s assets may change over time.

•
information technology sector risk: the risk that the Fund may be susceptible to the impact of market, economic, regulatory, and other factors affecting the information technology sector and that the value of the Fund may fluctuate more widely than it would for a fund that invests more broadly across varying sectors. Companies in the information technology sector may be affected by the overall economic conditions as well as by factors particular to the information technology sector, including intense competition, short product cycle, rapid product obsolescence, possible loss or impairment of intellectual property rights, and changes in government regulations.

•
REIT and real estate company risk: the risk that the Fund may be susceptible to the impact of market, economic, regulatory, and other factors affecting the real estate industry and/or the local or regional real estate markets and that the value of the Fund may fluctuate more widely than it would for a fund that invests more broadly across varying industries and sectors. REITs and real estate companies may be negatively impacted by factors generally affecting the value of real estate and the earnings of companies engaged in the real estate industry as well as factors that specifically relate to the structure and operations of REITs and real estate companies, including heavy cash flow dependency, self-liquidation, the possibility of failing to qualify for tax‑free “pass-through” of income under the federal tax law and the use of leverage.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•
securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•
foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.TCW.com.
Calendar Year Total Returns
For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	30.88%	(quarter ended 6/30/2020)
Lowest	-15.84%	(quarter ended 12/31/2018)
Average Annual Total Returns
(For the period ended December 31, 2020)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	39.33%	18.79%	16.04%
- After taxes on distributions	37.12%	15.59%	14.06%
- After taxes on distributions and sale of fund shares	24.85%	14.23%	12.91%
N – Before taxes	39.01%	18.51%	15.74%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	38.49%	21.00%	17.21%

[1]	The Russell 1000® Growth Index measures the performance of those companies in the Russell 1000® Index with higher price‑to‑book ratios and higher forecasted growth values.
After‑tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your individual tax situation and likely will differ from the results shown above, and after‑tax returns shown are not relevant if you hold your Fund shares through a tax‑deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After‑tax returns are shown for only one class of shares, and after‑tax returns for the other class of shares will vary.
Investment Advisor
TCW Investment Management Company LLC is the investment advisor to the Fund.
Portfolio Manager
The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with Investment Advisor
Craig C. Blum	17 years	Group Managing Director

Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 85 of this Prospectus.

TCW Core Fixed Income Fund

Investment Objective
The Fund’s investment objective is to seek to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay additional fees or commissions to broker-dealers or other financial intermediaries for the purchase of Class I or Plan Class shares of the Fund, which are not reflected in the table below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes

	I	N	Plan
Management Fees	0.40%	0.40%	0.40%
Distribution and/or Service (12b‑1) Fees	None	0.25%	None
Other Expenses[1]	0.11%	0.15%	0.06%
Total Annual Fund Operating Expenses	0.51%	0.80%	0.46%
Fee Waiver and/or Expense Reimbursement[2]	0.02%	0.13%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.49%	0.67%	0.44%

[1]	Other Expenses for Plan Class are estimated for the current fiscal year.

[2]
The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.49% of average daily net assets with respect to Class I shares, 0.70% of average daily net assets with respect to Class N shares and 0.44% of average daily net assets with respect to Plan Class shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2022 and before that date the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board of Directors’ approval, extend or modify that arrangement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$50	$162	$283	$639
N	$68	$242	$431	$978
Plan	$45	$146	$256	$577
Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 371.22% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund may invest in various types of debt securities, including but not limited to securities issued or guaranteed by the United States government or its agencies, instrumentalities or sponsored corporations; corporate obligations (including convertible securities); mortgage-backed and asset-backed securities (which may be privately issued); local currency- or U.S. dollar-denominated foreign debt securities (corporate and government); money market instruments; and other securities bearing fixed or variable interest rates of any maturity.
The Fund invests in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. The Fund may invest in foreign securities that are denominated in U.S. dollars as well as in local currency.

The Fund may invest up to 5% of its net assets in below investment grade bonds (commonly known as “junk bonds”), which are bonds rated below BBB by Fitch Ratings, Inc., below BBB by S&P Global Ratings and below Baa by Moody’s Investors Service, Inc., or, if unrated, bonds deemed by the Fund’s investment advisor to be of comparable quality. The Fund may also invest a portion of its assets in bank loans of companies that have issued high yield securities. High yield portfolio holdings are diversified by industry and issuer in an attempt to reduce the impact of negative events on an industry or issuer.
The Fund may invest in derivative instruments such as options, futures and swap agreements for investment management or hedging purposes. The derivatives in which the Fund may invest also include securities that are commonly referred to as mortgage derivatives, including inverse floaters, interest only (IO) strips, principal-only (PO) strips, inverse IOs and tiered index bonds. The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.
In managing the Fund’s investments, under normal market conditions, the portfolio managers use a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and include consideration of:

•	security selection within a given sector;

•	relative performance of the various market sectors;

•	the shape of the yield curve; and

•	fluctuations in the overall level of interest rates.
Portfolio securities and other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) another security or instrument may offer a better investment opportunity, (ii) there has been a deterioration in the credit fundamentals of an issuer, (iii) an individual security or instrument has reached its sell target, or (iv) the portfolio should be rebalanced for diversification or portfolio weighting purposes.
Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•
debt securities risk: the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•
public health emergency risks: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID‑19”), can result, and in the case of COVID‑19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID‑19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•
issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•
liquidity risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the investment advisor, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

•
frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•
valuation risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

•	prepayment risk: the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

•
extension risk: the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.

•
mortgage-backed securities risk: the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interests rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.

•
U.S. government securities risk: the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and as so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. government securities.

•
U.S. treasury obligations risk: the risk that the value of U.S. treasury obligations may decline as a result of changes in interest rates, certain political events in the U.S., and strained relations with certain foreign countries.

•
derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•
leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. To the extent required by applicable law or regulation, the Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•
securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•
asset-backed securities risk: the risk of investing in asset-backed securities, including the risk of loss as a result of the impairment of the value of the underlying financial assets, prepayment risk and extension risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the asset-backed securities, if any, may be inadequate to protect investors in the event of default.

•	junk bond risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•
foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among others, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, and regional economic volatility.

•
foreign currency risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade, and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

•
emerging market country risks: the risks of investing in emerging market countries, which are substantial due to, among others, different accounting standards; thinner trading markets as compared to those in developed countries; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I and Plan Class performance because of the potentially lower expenses paid by Class I and Plan Class shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.TCW.com.
Calendar Year Total Returns
For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	3.69%	(quarter ended 6/30/2020)
Lowest	-2.76%	(quarter ended 12/31/2016)
Average Annual Total Returns1
(For the period ended December 31, 2020)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	8.79%	4.56%	4.08%
- After taxes on distributions	7.10%	3.35%	2.93%
- After taxes on distributions and sale of fund shares	5.30%	2.98%	2.68%
N – Before taxes	8.57%	4.32%	3.79%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[2]	7.51%	4.44%	3.84%

[1]	Plan Class shares of the Fund have an inception date of February 28, 2020, and therefore do not have a full year of performance history as of the date of this Prospectus.

[2]
The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index of investment grade, U.S. dollar-denominated, fixed-rate debt issues, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage), asset-backed securities and commercial mortgage-backed securities (agency and non‑agency).

After‑tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your individual tax situation and likely will differ from the results shown above, and after‑tax returns shown are not relevant if you hold your Fund shares through a tax‑deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After‑tax returns are shown for only one class of shares, and after‑tax returns for the other classes of shares will vary.

Investment Advisor
TCW Investment Management Company LLC is the investment advisor to the Fund.
Portfolio Managers
The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Stephen M. Kane	10 years	Group Managing Director

Laird R. Landmann	10 years	Group Managing Director

Tad Rivelle	11 years	Group Managing Director and Chief Investment Officer — Fixed Income

Bryan Whalen	7 years	Group Managing Director
Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 85 of this Prospectus.

TCW Enhanced Commodity Strategy Fund

Investment Objective
The Fund’s investment objective is to seek total return which exceeds that of its commodity benchmark.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay additional fees or commissions to broker-dealers or other financial intermediaries for the purchase of Class I shares of the Fund, which are not reflected in the table below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes

	I	N
Management Fees[1]	0.50%	0.50%
Distribution and/or Service (12b‑1) Fees	None	0.25%
Other Expenses	9.56%	9.99%
Expenses of the Subsidiary	6.86%	6.86%
Total Annual Fund Operating Expenses	16.92%	17.60%
Fee Waiver and/or Expense Reimbursement[2]	16.22%	16.85%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.70%	0.75%

[1]
The Fund may invest a portion of its assets in TCW Cayman Enhanced Commodity Fund, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary has entered into a separate advisory agreement with the Fund’s investment advisor, TCW Investment Management Company LLC (the “Advisor”), for the management of the Subsidiary’s portfolio, pursuant to which the Subsidiary is obligated to pay the Advisor a management fee at the same rate that the Fund pays the Advisor for services provided to the Fund. The Advisor is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary for the management of the portion of the Fund’s assets invested in the Subsidiary. This waiver may not be terminated without the consent of the Board of Directors.

[2]
The Advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.70% of average daily net assets with respect to Class I shares and 0.75% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2022 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board of Directors’ approval, extend or modify that arrangement.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$72	$3,193	$5,614	$9,551
N	$77	$3,298	$5,759	$9,661
Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54.50% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund seeks to achieve its investment objective by investing primarily in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments. “Fixed Income Instruments” refers to securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities), including bonds, notes, mortgage-backed securities, asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, money-market securities, swaps and derivatives (including futures, options and credit default swaps), private placements, defaulted debt securities and Rule 144A securities.

The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.
The Fund may seek to gain exposure to the commodity markets through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the Subsidiary, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. Commodity index-linked notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. They are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked structured products may be either debt or equity securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other commodity variable. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment.
The Subsidiary is advised by the Advisor and has the same investment objective as the Fund. As discussed in greater detail elsewhere in this Prospectus, the Subsidiary may invest in commodity-linked swap agreements and other commodity-linked derivative instruments to an extent greater than the Fund may make such investments. The Fund’s investment in the Subsidiary generally will not exceed 25% of the value of the Fund’s total assets, except to the limited extent a higher amount is allowed under applicable tax law.
The derivative instruments in which the Fund and the Subsidiary primarily invest are instruments linked to certain commodity indices and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract terms than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund’s portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over-weigh or under-weigh its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. In addition, the Fund may invest its assets in particular sectors of the commodities market.
The average duration of the Fixed Income Instruments held by the Fund is not expected to exceed 3 years, under normal market conditions. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund may invest up to 5% of its net assets in below investment grade bonds (commonly known as “junk bonds”), which are bonds rated below BBB by Fitch Ratings, Inc., below BBB by S&P Global Ratings and below Baa by Moody’s Investors Service, Inc., or, if unrated, bonds deemed by the Advisor to be of comparable quality. The Fund may invest up to 15% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 5% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 5% of its assets in emerging market securities. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates.
Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•	debt securities risk: the risk that the value of a debt security may increase or decrease as a result of various factors,

including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•
public health emergency risks: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID‑19”), can result, and in the case of COVID‑19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID‑19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•
issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•
liquidity risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the investment advisor, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

•
valuation risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

•
commodity risk: the risk that investing in commodity-linked derivative instruments, including commodity index-linked notes, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

•
subsidiary risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. There is no guarantee that the investment objective of the Subsidiary will be achieved.

•
tax risk: the risk that the ability of the Fund to gain commodity exposure as contemplated may be adversely affected by future legislation, regulatory developments, interpretive guidance or other actions by the Internal Revenue Service or the Treasury Department as discussed under “Distributions and Taxes.”

•
derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•
leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. To the extent required by applicable law or regulation, the Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•
foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among others, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, and regional economic volatility.

•
foreign currency risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade, and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•
securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	prepayment risk: the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

•
extension risk: the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.

•
U.S. treasury obligations risk: the risk that the value of U.S. treasury obligations may decline as a result of changes in interest rates, certain political events in the U.S., and strained relations with certain foreign countries.

•
mortgage-backed securities risk: the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interests rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.

•	junk bond risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•
frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•
emerging market country risks: the risks of investing in emerging market countries, which are substantial due to, among others, different accounting standards; thinner trading markets as compared to those in developed countries; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

•
equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition or in overall market, economic and political conditions.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.TCW.com.

Calendar Year Total Returns
For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	13.10%	(quarter ended 6/30/2016)
Lowest	-24.08%	(quarter ended 3/31/2020)
Average Annual Total Returns
(For the period ended December 31, 2020)

Share Class	1 Year	5 years	Since Inception (3/31/2011)
I – Before taxes	0.42%	2.69%	-5.19%
- After taxes on distributions	-1.15%	1.56%	-6.05%
- After taxes on distributions and sale of fund shares	0.14%	1.59%	-3.97%
N – Before taxes	0.35%	2.63%	-5.20%
Bloomberg Commodity Total Return Index (reflects no deduction for fees, expenses or taxes)[1]	-3.12%	1.03%	-7.07%

[1]
The Bloomberg Commodity Total Return Index is a total return index based on the Bloomberg Commodity Index (“BCOM”), which is a highly liquid and diversified benchmark for commodity investments. The Bloomberg Commodity Total Return Index is composed of futures contracts and reflects the returns on a fully collateralized investment in the BCOM.

After‑tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after‑tax
returns depend on your individual tax situation and likely will differ from the results shown above, and after‑tax returns shown are not relevant if you hold your Fund shares through a tax‑deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After‑tax returns are shown for only one class of shares, and after‑tax returns for the other class of shares will vary.
Investment Advisor
TCW Investment Management Company LLC is the investment advisor to the Fund.
Portfolio Managers
The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Tad Rivelle	8 years	Group Managing Director and Chief Investment Officer — Fixed Income

Stephen M. Kane	9 years (Since inception of the Fund)	Group Managing Director

Bret R. Barker	9 years (Since inception of the Fund)	Managing Director
Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 85 of this Prospectus.

TCW Global Bond Fund

Investment Objective
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay additional fees or commissions to broker-dealers or other financial intermediaries for the purchase of Class I shares of the Fund, which are not reflected in the table below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes

	I	N
Management Fees	0.50%	0.50%
Distribution and/or Service (12b‑1) Fees	None	0.25%
Other Expenses	1.16%	1.19%
Acquired Fund Fees and Expenses (Underlying Fund Fees and Expenses)	0.02%	0.02%
Total Annual Fund Operating Expenses	1.68%	1.96%
Fee Waiver and/or Expense Reimbursement[1]	1.06%	1.24%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.62%	0.72%

[1]
The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.60% of average daily net assets with respect to Class I shares and 0.70% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2022 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board of Directors’ approval, extend or modify that arrangement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$63	$426	$813	$1,898
N	$74	$495	$942	$2,185
Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 228.14% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund may invest in various types of debt securities, including but not limited to securities issued or guaranteed by the United States government or its agencies, instrumentalities or sponsored corporations; corporate obligations (including convertible securities); mortgage-backed and asset-backed securities (which may be privately issued); local currency- or U.S. dollar-denominated foreign debt securities (corporate and government); money market instruments; structured notes; participation interests in loans; “zero‑coupon” or “stripped” securities; and other debt obligations bearing fixed or variable interest rates of any maturity.
Under normal market conditions, the Fund invests in securities of issuers located in at least three different countries (one of which may be the United States) and invests at least 30% of its net assets in securities of issuers located outside the United States. The Fund invests in corporate debt securities of issuers in a number of countries, which may include the United States. The Fund invests in securities of issuers located in developed and emerging market countries. The Fund may invest across all fixed-income sectors, including U.S. and non‑U.S. government securities. The Fund’s investments may be denominated in local currency or U.S. dollars. The Fund may invest in debt securities with a range of maturities from short- to long-term.
The Fund does not limit its investments to a particular credit or ratings category and may invest up to 35% of its net assets in below investment grade bonds (commonly referred to as “junk bonds”), which are bonds rated below BBB by S&P Global Ratings or below Baa by Moody’s Investors Service, Inc., or, if unrated, bonds deemed by the Fund’s investment advisor to be of comparable quality.
The Fund may invest in derivatives such as options, forward contracts, futures contracts and swaps (including interest rate swaps, total return swaps, and credit default swaps) for investment management (e.g., to increase or decrease the Fund’s exposure to a particular market, to manage or adjust the risk profile of the Fund related to an investment or currency exposure, to adjust its currency exposure relative to its benchmark index, or to earn income and enhance returns) or hedging purposes. The Fund’s exposure to derivatives will vary.
In selecting securities or other instruments, the portfolio managers evaluate the overall investment opportunities and risks in individual national economies. The portfolio managers analyze the business cycle as well as political and macroeconomic factors that affect exchange rates and interest rates in both emerging markets and developing countries. In addition to considering broad economic factors, the portfolio managers apply a “bottom‑up” approach in choosing investments for the Fund. This means that the portfolio managers conduct fundamental research on each individual security and determine whether the security is an attractive investment opportunity for the Fund based upon the risk adjusted cash flow characteristics of the security.
Portfolio securities or other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) another security or instrument may offer a better investment opportunity, (ii) there has been a deterioration in the credit fundamentals of the issuer, (iii) an individual security or instrument has reached its sell target, or (iv) the portfolio should be rebalanced for diversification or portfolio weighting purposes.
Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•
debt securities risk: the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•
public health emergency risks: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID‑19”), can result, and in the case of COVID‑19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID‑19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•
issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•
liquidity risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the investment advisor, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

•
frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•
valuation risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

•
foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among others, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, and regional economic volatility.

•
foreign currency risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade, and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

•	non‑U.S. sovereign debt risk: the risk that investments in debt obligations of non‑U.S. sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt obligation or otherwise in a timely manner. The Fund may have limited (or no) recourse in the event of a default because bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to private issuers and any recourse may be subject to the political climate in the relevant country.

•	junk bond risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•	prepayment risk: the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

•
extension risk: the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.

•
mortgage-backed securities risk: the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interests rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.

•
U.S. government securities risk: the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and as so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. government securities.

•
derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•
leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. To the extent required by applicable law or regulation, the Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•
emerging market country risks: the risks of investing in emerging market countries, which are substantial due to, among others, different accounting standards; thinner trading markets as compared to those in developed countries; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•
securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.TCW.com.
Calendar Year Total Returns
For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	5.73%	(quarter ended 9/30/2012)
Lowest	-5.53%	(quarter ended 12/31/2016)
Average Annual Total Returns
(For the period ended December 31, 2020)

Share Class	1 Year	5 Years	Since Inception (11/30/2011)
I – Before taxes	12.28%	5.15%	3.68%
- After taxes on distributions	10.75%	4.09%	2.64%
- After taxes on distributions and sale of fund shares	7.39%	3.54%	2.45%
N – Before taxes	12.22%	5.11%	3.66%
Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[1]	9.20%	4.79%	2.57%

[1]
The Bloomberg Barclays Global Aggregate Bond Index is a multi-currency benchmark that provides a broad-based measure of the global investment grade fixed rate debt markets and includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

After‑tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your individual tax situation and likely will differ from the results shown above, and after‑tax returns shown are not relevant if you hold your Fund shares through a tax‑deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After‑tax returns are shown for only one class of shares, and after‑tax returns for the other class of shares will vary.

Investment Advisor
TCW Investment Management Company LLC is the investment advisor to the Fund.
Portfolio Managers
The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Stephen M. Kane	9 years (Since inception of the Fund)	Group Managing Director

Marcela Meirelles	Since 2021	Managing Director

Tad Rivelle	9 years (Since inception of the Fund)	Group Managing Director and Chief Investment Officer — Fixed Income

Bryan Whalen	1 year	Group Managing Director
Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 85 of this Prospectus.

TCW High Yield Bond Fund

Investment Objective
The Fund’s investment objective is to seek to maximize income and achieve above average total return consistent with reasonable risk over a full market cycle.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay additional fees or commissions to broker-dealers or other financial intermediaries for the purchase of Class I shares of the Fund, which are not reflected in the table below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes

	I	N
Management Fees	0.45%	0.45%
Distribution and/or Service (12b‑1) Fees	None	0.25%
Other Expenses	0.52%	0.77%
Total Annual Fund Operating Expenses	0.97%	1.47%
Fee Waiver and/or Expense Reimbursement[1]	0.42%	0.67%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.55%	0.80%

[1]
The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.55% of average daily net assets with respect to Class I shares and 0.80% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2022 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board of Directors’ approval, extend or modify that arrangement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$56	$267	$495	$1,151
N	$82	$399	$739	$1,700
Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 111.34% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in high yield/below investment grade bonds (commonly known as “junk bonds”). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund shall not invest in any bonds rated, at the time of purchase, CCC+ or below by Fitch Ratings, Inc., CCC+ or below by S&P Global Ratings, and Caa1 or below by Moody’s Investors Service Inc., or, if unrated, bonds deemed by the Fund’s investment advisor to be of comparable quality. The Fund may invest up to 20% of its net assets in equity securities (including common stock and convertible and non‑convertible preferred stocks) and bank loans of companies in the high yield universe. Portfolio holdings are diversified by industry and issuer in an attempt to reduce the impact of negative events for an industry or issuer.
The Fund may also invest in debt securities that include, but are not limited to, obligations of the United States government or its agencies, instrumentalities or sponsored corporations; money market instruments; investment grade corporate debt securities; mortgage-backed securities guaranteed by, or secured by collateral that is guaranteed by, the

United States government or its agencies, instrumentalities or sponsored corporations; foreign debt securities (corporate and government); and privately issued mortgage-backed securities and asset-backed securities, including commercial mortgage-backed securities.
The Fund may invest in derivative instruments such as options, futures and swap agreements for investment management or hedging purposes. The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.
The Fund invests in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations, government agencies and governments. The Fund may invest in foreign securities that are denominated in U.S. dollars as well as in local currency.
In selecting the Fund’s investments, the portfolio managers look for companies that have:

•	strong credit profiles;

•	favorable industry fundamentals;

•	good management teams;

•	stable cash flows; and/or

•	attractive yields for a given level of risk.
Portfolio securities and other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) another security or instrument may offer a better investment opportunity, (ii) an issuer has experienced a deterioration of the above listed factors or other credit fundamentals, (iii) an individual security or instrument has reached its sell target, or (iv) the portfolio should be rebalanced for diversification or portfolio weighting purposes.
Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•	debt securities risk: the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•
public health emergency risks: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID‑19”), can result, and in the case of COVID‑19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID‑19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	junk bond risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•
issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•
liquidity risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the investment advisor, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

•
frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•
valuation risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

•
derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•
leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. To the extent required by applicable law or regulation, the Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•
equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition or in overall market, economic or political considerations.

•
bank loan risk: the risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. The Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•
securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	distressed and defaulted securities risk: the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

•
foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

•
foreign currency risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade, and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

•
emerging market country risks: the risks of investing in emerging market countries, which are substantial due to, among others, different accounting standards; thinner trading markets as compared to those in developed countries; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.TCW.com.
Calendar Year Total Returns
For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	8.85%	(quarter ended 6/30/2020)
Lowest	-8.77%	(quarter ended 9/30/2011)
Average Annual Total Returns
(For the period ended December 31, 2020)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	10.02%	7.38%	5.91%
- After taxes on distributions	8.23%	5.43%	3.80%
- After taxes on distributions and sale of fund shares	5.86%	4.80%	3.61%
N – Before taxes	9.72%	7.09%	5.69%
FTSE US High Yield Cash Pay Custom Index (reflects no deduction for fees, expenses or taxes)[1]	5.60%	8.10%	6.34%

[1]
The FTSE US High Yield Cash Pay Custom Index (formerly known as the Citigroup US High Yield Cash Pay Custom Index) is a blend of the FTSE US High Yield Cash Pay Index and the FTSE US High Yield Cash Pay Capped Index (FTSE US High Yield Cash Pay Index through 12/31/05 and FTSE US High Yield Cash Pay Capped Index thereafter). The FTSE US High Yield Cash Pay Index is created by removing the deferred interest securities from the FTSE US High Yield Market Index, which is a U.S. Dollar-denominated index that measures the performance of high yield debt issued by corporations domiciled in the United States or Canada and includes cash‑pay and deferred interest securities. As such, the FTSE US High Yield Cash Pay Index includes only cash‑pay bonds (both registered and those issued under Rule 144A under the Securities Act of 1933 in unregistered form) with at least one year to maturity and at least $250 million outstanding. The FTSE US High Yield Cash Pay Capped Index uses the same design criteria and calculation methodology as the FTSE US High Yield Cash Pay Index but caps the total debt of any single issuer in the Index at $15 billion of par amount outstanding.
After‑tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your individual tax situation and likely will differ from the results shown above, and after‑tax returns shown are not relevant if you hold your Fund shares through a tax‑deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After‑tax returns are shown for only one class of shares, and after‑tax returns for the other class of shares will vary.
Investment Advisor
TCW Investment Management Company LLC is the investment advisor to the Fund.
Portfolio Managers
The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Jerry Cudzil	1 year	Managing Director

Stephen M. Kane	2 years	Group Managing Director

Laird R. Landmann	10 years	Group Managing Director

Steven J. Purdy	1 year	Managing Director
Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 85 of this Prospectus.

TCW Short Term Bond Fund

Investment Objective
The Fund’s investment objective is to seek to maximize current income.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay additional fees or commissions to broker-dealers or other financial intermediaries for the purchase of Class I shares of the Fund, which are not reflected in the table below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Share Class

I
Management Fees	0.35%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	2.42%
Total Annual Fund Operating Expenses	2.77%
Fee Waiver and/or Expense Reimbursement[1]	2.33%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.44%

[1]
The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.44% of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2022 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board of Directors’ approval, extend or modify that arrangement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
I	$45	$637	$1,256	$2,929
Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 191.22% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of debt securities of varying maturities, including bonds, notes and other similar fixed income instruments issued by governmental or private sector issuers. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund may invest in debt securities that include, but are not limited to, obligations of the United States government or its agencies, instrumentalities or sponsored corporations; money market instruments; investment grade corporate debt securities; mortgage-backed securities guaranteed by, or secured by collateral that is guaranteed by, the United States government or its agencies, instrumentalities or sponsored corporations; foreign debt securities (corporate and government); and privately issued mortgage-backed securities and asset-backed securities, including commercial mortgage-backed securities. The Fund may invest up to 10% of its net assets in below investment grade bonds (commonly known as “junk bonds”), which are bonds rated below BBB by Fitch Ratings, Inc., below BBB by S&P Global Ratings and below Baa by Moody’s Investors Service, Inc., or, if unrated, bonds deemed by the Fund’s investment advisor to be of comparable quality. The Fund may invest in derivative instruments such as options, futures and swap agreements for investment management or hedging purposes. The derivatives in which the Fund may invest include securities that are commonly referred to as mortgage derivatives, including inverse floaters, interest-only (IO) strips, principal-only (PO) strips, inverse IOs and tiered index bonds. The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.
In managing the Fund’s investments, under normal market conditions, the portfolio managers seek to construct an investment portfolio with a dollar-weighted average duration of no more than two years. Portfolio securities and other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) another security or instrument may offer a better investment opportunity, (ii) there has been a deterioration in the credit fundamentals of an issuer, (iii) an individual security or instrument has reached its sell target, or (iv) the portfolio should be rebalanced for diversification or portfolio weighting purposes.
Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•
debt securities risk: the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•
public health emergency risks: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID‑19”), can result, and in the case of COVID‑19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID‑19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•
issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•
liquidity risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the investment advisor, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

•
frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•
valuation risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

•
U.S. treasury obligations risk: the risk that the value of U.S. treasury obligations may decline as a result of changes in interest rates, certain political events in the U.S., and strained relations with certain foreign countries.

•	prepayment risk: the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

•
extension risk: the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short or intermediate term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter term securities.

•
mortgage-backed securities risk: the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interests rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.

•
U.S. government securities risk: the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and as so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. government securities.

•
derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•
leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. To the extent required by applicable law or regulation, the Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.
•	junk bond risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to grater price volatility than investment grade bonds.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•
securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•
foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.TCW.com.
Calendar Year Total Returns
For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	1.49%	(quarter ended 3/31/2012)
Lowest	-0.65%	(quarter ended 9/30/2011)

Average Annual Total Returns
(For the period ended December 31, 2020)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	1.82%	1.77%	1.40%
- After taxes on distributions	1.43%	1.01%	0.73%
- After taxes on distributions and sale of fund shares	1.08%	1.02%	0.78%
FTSE 1‑Year Treasury Index (reflects no deduction for fees, expenses or taxes)[1]	1.88%	1.61%	0.95%

[1]
The FTSE 1‑Year Treasury Index (formerly known as the Citigroup 1‑Year Treasury Index) represents the return of 1‑year Treasuries each month. It is determined by taking the 1‑year Treasury Bill at the beginning of the month and calculating its return.

After‑tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your individual tax situation and likely will differ from the results shown above, and after‑tax returns shown are not relevant if you hold your Fund shares through a tax‑deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
Investment Advisor
TCW Investment Management Company LLC is the investment advisor to the Fund.
Portfolio Managers
The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Stephen M. Kane	10 years	Group Managing Director

Laird R. Landmann	10 years	Group Managing Director
Tad Rivelle	11 years	Group Managing Director and Chief Investment Officer — Fixed Income

Bryan Whalen	7 years	Group Managing Director
Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 85 of this Prospectus.

TCW Total Return Bond Fund

Investment Objective
The Fund’s investment objective is to seek to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay additional fees or commissions to broker-dealers or other financial intermediaries for the purchase of Class I or Plan Class shares of the Fund, which are not reflected in the table below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes

	I	N	Plan
Management Fees	0.40%	0.40%	0.40%
Distribution and/or Service (12b‑1) fees	None	0.25%	None
Other Expenses[1]	0.15%	0.14%	0.07%
Total Annual Fund Operating Expenses	0.55%	0.79%	0.47%
Fee Waiver and/or Expense Reimbursement[2]	0.06%	0.09%	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.49%	0.70%	0.44%

[1]	Other Expenses for Plan Class are estimated for the current fiscal year.

[2]
The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.49% of average daily net assets with respect to Class I shares, 0.70% of average daily net assets with respect to Class N shares and 0.44% of average daily net assets with respect to Plan Class shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2022 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board of Directors’ approval, extend or modify that arrangement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$50	$170	$301	$684
N	$72	$243	$430	$970
Plan	$45	$148	$260	$589
Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 269.04% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund may invest in various types of debt securities, including but not limited to securities issued or guaranteed by the United States government or its agencies, instrumentalities or sponsored corporations; corporate obligations (including convertible securities); mortgage-backed and asset-backed securities (which may be privately issued); local currency- or U.S. dollar-denominated foreign debt securities (corporate and government); money market instruments; and other debt obligations bearing fixed or variable interest rates of any maturity.

At least 50% of the Fund’s net assets will be invested in securitized obligations guaranteed by the United States government or its agencies, instrumentalities or sponsored corporations; privately issued mortgage-backed and asset-backed securities rated at time of investment Aa3 or higher by Moody’s Investors Service, Inc., AA‑ or higher by S&P Global Ratings or the equivalent by any other nationally recognized statistical organization; other obligations of the United States government or its agencies, instrumentalities or sponsored corporations; and money market instruments. The Fund may invest in below investment grade bonds (commonly known as “junk bonds”), which are bonds rated below BBB by Fitch Ratings, Inc., below BBB by S&P Global Ratings and below Baa by Moody’s Investors Service, Inc., or, if unrated, bonds deemed by the Fund’s investment advisor to be of comparable quality.
The Fund may invest in derivative instruments such as options, futures and swap agreements for investment management or hedging purposes. The derivatives in which the Fund may invest include securities that are commonly known as mortgage derivatives, including inverse floaters, interest only (IO) strips, principal-only (PO) strips, inverse IOs and tiered index bonds. The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.
In managing the Fund’s investments, under normal market conditions, the portfolio managers seek to construct an investment portfolio with a weighted average duration of no more than eight years. Portfolio securities or other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) another security or instrument may offer a better investment opportunity, (ii) there has been a deterioration in the credit fundamentals of an issuer, (iii) an individual security or instrument has reached its sell target, or (iv) the portfolio should be rebalanced for diversification or portfolio weighting purposes.
Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•	debt securities risk: the risk that the value of a debt security may increase or decrease as a result of various factors,

including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•
public health emergency risks: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID‑19”), can result, and in the case of COVID‑19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID‑19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	prepayment risk: the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

•
extension risk: the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.

•
mortgage-backed securities risk: the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interests rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.

•
U.S. government securities risk: the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and as so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. government securities.

•
issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•
liquidity risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the investment advisor, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

•
frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•
valuation risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

•
U.S. treasury obligations risk: the risk that the value of U.S. treasury obligations may decline as a result of changes in interest rates, certain political events in the U.S., and strained relations with certain foreign countries.

•	derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•
leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. To the extent required by applicable law or regulation, the Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•	junk bond risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•
securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•
foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I and Plan Class performance because of the potentially lower expenses paid by Class I and Plan Class shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.TCW.com.
Calendar Year Total Returns
For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	5.50%	(quarter ended 9/30/2012)
Lowest	-3.13%	(quarter ended 12/31/2016)
Average Annual Total Returns1
(For the period ended December 31, 2020)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	8.31%	4.23%	4.67%
- After taxes on distributions	6.93%	2.71%	3.12%
- After taxes on distributions and sale of fund shares	5.00%	2.57%	2.98%
N – Before taxes	8.04%	3.93%	4.37%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[2]	7.51%	4.44%	3.84%

[1]	Plan Class shares of the Fund have an inception date of February 28, 2020, and therefore do not have a full year of performance history as of the date of this Prospectus.

[2]
The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index of investment grade, U.S. dollar-denominated, fixed-rate debt issues, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage), asset-backed securities and commercial mortgage-backed securities (agency and non‑agency).

After‑tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your individual tax situation and likely will differ from the results shown above, and after‑tax returns shown are not relevant if you hold your Fund shares through a tax‑deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After‑tax returns are shown for only one class of shares, and after‑tax returns for the other classes of shares will vary.
Investment Advisor
TCW Investment Management Company LLC is the investment advisor to the Fund.
Portfolio Managers
The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Harrison Choi	4 years	Managing Director

Elizabeth Crawford	Since September 2020	Senior Vice President

Mitch Flack	11 years	Managing Director

Tad Rivelle	11 years	Group Managing Director and Chief Investment Officer — Fixed Income
Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 85 of this Prospectus.

TCW Developing Markets Equity Fund

Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation. This investment objective may be changed without shareholder approval.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay additional fees or commissions to broker-dealers or other financial intermediaries for the purchase of Class I shares of the Fund, which are not reflected in the table below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes

	I	N
Management Fees	0.80%	0.80%
Distribution and/or Service (12b‑1) Fees	None	0.25%
Other Expenses	3.26%	4.12%
Total Annual Fund Operating Expenses	4.06%	5.17%
Fee Waiver and/or Expense Reimbursement[1]	3.11%	4.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.95%	1.15%

[1]
The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.95% of average daily net assets with respect to Class I Shares and 1.15% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2022 and before that date the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board of Directors’ approval, extend or modify that arrangement.

[2]
The “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” does not correlate to the corresponding ratio included in the Fund’s Financial Highlights for each class of shares because the contractual fee waiver/expense reimbursement was changed subsequent to the fiscal year ended October 31, 2020 and was not in effect for that fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$97	$950	$1,819	$4,064
N	$117	$1,189	$2,258	$4,913
Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 148.22% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of Developing Market Country (as defined below) companies. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of such change. Equity securities include common and preferred stock; rights, warrants or options to purchase common or preferred stock; securities that may be converted into or exchanged for common or preferred stock, such as convertible preferred stock, convertible debt and Eurodollar convertible securities; equity securities of foreign companies listed on established exchanges, including NASDAQ; exchange-traded funds (“ETFs”); American Depository Receipts (ADRs); Global Depository Receipts (GDRs); equity linked notes or similar structures; and other securities with equity characteristics. The Fund may invest in securities or other financial instruments issued by companies in the financial services sector, including, without limitation, the banking, brokerage and insurance industries. The Fund may invest in foreign equity securities, which may or may not be listed on a recognized securities exchange or be publicly traded. These securities may be denominated in U.S. dollars, local currencies or other foreign currencies. The Fund has no limit on the portion of its assets that may be invested in any country, and may invest in companies of any size. The portfolio managers invest in those securities that they think provide the best opportunity to achieve the Fund’s investment objective.
For purposes of the Fund’s investment strategy, a Developing Market Country company is a company or financial institution domiciled or with primary business operations in, or with the majority of their net assets in or revenues or net income deriving from, a Developing Market Country. A “Developing Market Country” is a country that has a developing economy or market and includes all of the countries in the MSCI Total Return Emerging Markets Index (Net), the MSCI Frontier Markets Index, and the JP Morgan Emerging Markets Bond Index Global Diversified.
The Fund may invest in other pooled investment vehicles (both investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and collective investments not subject to registration under the 1940 Act), including, without limitation, ETFs, exchange-traded notes (“ETNs”), and real estate investment trusts (“REITs”), to the extent permitted by the 1940 Act.
In allocating investments among various Developing Market Countries, the portfolio managers attempt to analyze internal political, market and economic factors. These factors include, but are not limited to:

•	Public finances;

•	Monetary policy;

•	External accounts;

•	Financial markets;

•	Foreign investment regulations;

•	Exchange rate policy;

•	Labor conditions;

•	Political outlook;

•	Structural reform policy; and

•	ESG factors.
Certain countries require governmental approval prior to direct equity investments by foreign persons such as the
Fund. If considered likely to help the Fund in achieving its investment objective, the Fund may seek authorization to effect direct equity investments in such countries from their respective governments.
The Fund may invest up to 20% of its net assets, plus any borrowings for investment purposes, in derivative instruments, such as credit-linked notes, structured investments, options, futures, options on futures (including those related to options, securities, foreign currencies, indexes and interest rates), forward contracts, and swaps for investment management (e.g., as a substitute for investing directly in specific securities or currencies or to increase returns) and hedging purposes.
The investment process employed by the Fund emphasizes bottom‑up fundamental research. The Fund aims to build a portfolio of the portfolio managers’ best stock ideas, while also taking into account diversification and risk management requirements and considerations.
Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio managers believe that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) another security may offer a better investment opportunity, (iv) an individual security has reached its sell target, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.
Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•
equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition or in overall market, economic and political conditions.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•
public health emergency risks: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID‑19”), can result, and in the case of COVID‑19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID‑19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged.

•
foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among others, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, and regional economic volatility.

•
foreign currency risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade, and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

•
developing market country risks: the risks of investing in developing market countries, which are substantial due to, among others, higher brokerage costs in certain countries; different accounting standards; thinner trading markets as compared to those in developed countries; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

•	China investing risks: the risks of investing in companies located or operating in China, including Hong Kong, such as nationalization, expropriation, or confiscation of property; difficulty in obtaining and/or enforcing judgments; alteration or discontinuation of economic reforms; military conflicts; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of China; and China’s dependency on the economies of other Asian countries, many of which are developing countries. Health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy. Certain securities issued by companies located or operating in China are subject to trading restrictions, quota limitations, and clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, or as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•
issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•
liquidity risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. The liquidity of the Fund’s assets may change over time.

•
frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•
valuation risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

•
derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•
leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. To the extent required by applicable law or regulation, the Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•
financial services sector risk: the risk that the Fund may be susceptible to the impact of market, economic, regulatory, and other factors affecting the financial services sector and that the value of the Fund may fluctuate more widely than it would for a fund that invests more broadly across varying sectors. Companies in the financial services sector may be affected by the overall economic conditions as well as by factors particular to the financial services sector, including changes in government regulations, changes in interest rates, availability of capital and cost to borrow, credit rating downgrades, and decreased liquidity in the credit market.

•
information technology sector risk: the risk that the Fund may be susceptible to the impact of market, economic, regulatory, and other factors affecting the information technology sector and that the value of the Fund may fluctuate more widely than it would for a fund that invests more broadly across varying sectors. Companies in the information technology sector may be affected by the overall economic conditions as well as by factors particular to the information technology sector, including intense competition, short product cycle, rapid product obsolescence, possible loss or impairment of intellectual property rights, and changes in government regulations.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•
securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•
ETF risk: the risk that the value of the Fund’s investments will fluctuate in response to the performance of the ETFs owned by the Fund. The lack of liquidity in an ETF could result in its value being more volatile than its portfolio securities, and an ETF’s performance may not match the performance of a particular market segment or index it seeks to track. In addition, the Fund’s shareholders will indirectly bear a proportionate share of an ETF’s expenses, in addition to paying the Fund’s expenses.

•
ETN risk: the risk that the value of the Fund’s investments will fluctuate in response to the performance of the ETNs owned by the Fund. An ETN is subject to possible sudden and unpredictable changes in value, the risk of default by the issuer, the risk of downgrade of the issuer’s credit rating, and liquidity risk. The Fund’s shareholders will indirectly bear a proportionate share of an ETN’s expenses, in addition to paying the Fund’s expenses.

•
REIT risk: the risk that the value of the Fund’s investments in REITs may be negatively impacted by factors generally affecting the value of real estate and the earnings of companies engaged in the real estate industry as well as factors that specifically relate to the structure and operations of REITs, including heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax‑free “pass-through” of income under the federal tax law.

•
mid‑capitalization company risk: the risk that mid‑capitalization companies may have more volatile stock performance than large-capitalization companies and are more likely to experience business failures, which may increase the risk of loss to the Fund.

•
small-capitalization company risk: the risk that small-capitalization companies may have more volatile stock performance than larger companies and are more susceptible to adverse business and economic developments and adverse effects due to the loss of personnel, which may increase the risk of loss to the Fund.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Investment Results
The bar chart below shows how the Fund’s investment results from the past calendar year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.TCW.com.
Calendar Year Total Returns
For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	21.29%	(quarter ended 6/30/2020)
Lowest	-21.37%	(quarter ended 3/31/2020)
Average Annual Total Returns
(For the period ended December 31, 2020)

Share Class	1 Year	5 Years	Since Inception (6/30/2015)
I – Before taxes	23.93%	10.62%	5.99%
- After taxes on distributions	23.97%	10.60%	5.98%
- After taxes on distributions and sale of fund shares	14.27%	8.55%	4.79%
N – Before taxes	23.93%	10.62%	5.99%
MSCI Total Return Emerging Markets Index (Net) (reflects no deduction for fees, expenses or taxes)[1]	18.31%	12.81%	7.77%

[1]
The MSCI Total Return Emerging Markets Index (Net) is a free float-adjusted market capitalization-weighted index that is designed to measure the performance of large- and mid‑cap securities in emerging markets.

After‑tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your individual tax situation and likely will differ from the results shown above, and after‑tax returns shown are not relevant if you hold your Fund shares through a tax‑deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After‑tax returns are shown for only one class of shares, and after‑tax returns for the other class of shares will vary.
Investment Advisor
TCW Investment Management Company LLC is the investment advisor to the Fund.
Portfolio Managers
The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with Investment Advisor
Andrey Glukhov, CFA	5 years (Since inception of the Fund)	Managing Director
Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 85 of this Prospectus.

TCW Emerging Markets Income Fund

Investment Objective
The Fund’s investment objective is to seek high total return from current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay additional fees or commissions to broker-dealers or other financial intermediaries for the purchase of Class I or Plan Class shares of the Fund, which are not reflected in the table below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes

	I	N	Plan
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b‑1) Fees	None	0.25%	None
Other Expenses[1]	0.10%	0.14%	0.04%
Total Annual Fund Operating Expenses	0.85%	1.14%	0.79%
Fee Waiver and/or Expense Reimbursement[2]	None	0.19%	0.02%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.85%	0.95%	0.77%

[1]	Other Expenses for Plan Class are estimated for the current fiscal year.

[2]
The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.85% of average daily net assets with respect to Class I shares, 0.95% of average daily net assets with respect to Class N shares and 0.77% of average daily net assets with respect to Class P shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2022 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board of Directors’ approval, extend or modify that arrangement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$87	$271	$471	$1,049
N	$97	$343	$609	$1,369
Plan	$79	$250	$437	$976
Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 135.46% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued or guaranteed by companies, financial institutions and government entities in Emerging Market Countries (as defined in the paragraph below). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund may invest in high yield or below investment grade bonds (commonly known as “junk bonds”), which are bonds rated below BBB by S&P Global Ratings or below Baa by Moody’s Investors Service, Inc., or, if unrated, bonds deemed by the Fund’s investment advisor to be of comparable quality. The Fund generally invests in at least four Emerging Market Countries.
An “Emerging Market Country” means any of the countries in the J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified, the J.P. Morgan Corporate Emerging Market Bond Index (CEMBI) Broad Diversified, the J.P. Morgan Government Bond Index-Emerging Markets (GBI‑EM), the MSCI Total Return Emerging Markets Index (Net) and the MSCI Frontier Markets Index. Emerging Markets corporate debt includes the debt of companies in each of these indices and debt of companies in the countries that are in each of these indices.
The Fund may invest in distressed or defaulted corporate securities where the portfolio managers believe the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. In addition, the Fund may invest in distressed or defaulted sovereign investments where the portfolio managers believe the expected debt sustainability of the country exceeds current market valuations. The Fund may invest in derivative instruments, such as credit-linked notes, structured investments, options, futures, options on futures (including those related to options, securities, foreign currencies, indexes and interest rates), forward contracts, swaps (including interest rate and credit default swaps) and options on swaps, for investment management (e.g., as a substitute for investing directly in debt securities and currencies, to increase returns, to manage credit or interest rate risk, or to manage the effective maturity or duration of the Fund’s investment portfolio) or hedging purposes. The Fund also may make forward commitments in which the Fund agrees to buy or sell a security in the future at a price agreed upon today.
In allocating investments among various Emerging Market Countries, the portfolio managers attempt to analyze internal political, market and economic factors. These factors include, but are not limited to:

•	Public finances;

•	Monetary policy;

•	External accounts;

•	Financial markets;

•	Foreign investment regulations;

•	Exchange rate policy;

•	Labor conditions;

•	Political outlook;

•	Structural reform policy; and

•	ESG factors.
Portfolio securities and other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) an individual security or instrument has reached its sell target, (ii) there has been a deterioration in the credit fundamentals of an issuer, (iii) there are negative macroeconomic or geopolitical considerations that may affect an issuer, (iv) another security or instrument may offer a better investment opportunity, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.
Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•
debt securities risk: the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•
public health emergency risks: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID‑19”), can result, and in the case of COVID‑19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID‑19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among others, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, and regional economic volatility.

•
foreign currency risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade, and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

•
emerging market country risks: the risks of investing in emerging market countries, which are substantial due to, among others, different accounting standards; thinner trading markets as compared to those in developed countries; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•
non‑U.S. sovereign debt risk: the risk that investments in debt obligations of non‑U.S. sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt obligation or otherwise in a timely manner. The Fund may have limited (or no) recourse in the event of a default because bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to private issuers and any recourse may be subject to the political climate in the relevant country.

•	junk bond risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•	distressed and defaulted securities risk: the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

•
issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•
liquidity risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the investment advisor, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

•
frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•
valuation risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

•
derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•
leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. To the extent required by applicable law or regulation, the Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•
securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I and Plan Class performance because of the potentially lower expenses paid by Class I and Plan Class shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.TCW.com.
Calendar Year Total Returns
For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	16.14%	(quarter ended 6/30/2020)
Lowest	-19.23%	(quarter ended 3/31/2020)
Average Annual Total Returns1
(For the period ended December 31, 2020)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	5.13%	7.77%	5.46%
- After taxes on distributions	3.30%	5.59%	3.21%
- After taxes on distributions and sale of fund shares	2.94%	5.02%	3.20%
N – Before taxes	5.09%	7.56%	5.21%
J.P. Morgan EMBI Global Diversified (reflects no deduction for fees, expenses or taxes)[2]	5.26%	7.08%	6.22%

[1]	Plan Class shares of the Fund have an inception date of February 28, 2020, and therefore do not have a full year of performance history as of the date of this Prospectus.

[2]
The J.P. Morgan EMBI Global Diversified is a market capitalization-weighted total return index of U.S. dollar-denominated Brady bonds, Eurobonds, traded loans issued by emerging market sovereign and quasi-sovereign entities.

After‑tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your individual tax situation and likely will differ from the results shown above, and after‑tax returns shown are not relevant if you hold your Fund shares through a tax‑deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After‑tax returns are shown for only one class of shares, and after‑tax returns for the other classes of shares will vary.
Investment Advisor
TCW Investment Management Company LLC is the investment advisor to the Fund.

Portfolio Managers
The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Penelope D. Foley	11 years	Group Managing Director

David I. Robbins	11 years	Group Managing Director

Alex Stanojevic	3 years	Group Managing Director

Javier Segovia (Co‑Manager)	11 years	Managing Director
Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 85 of this Prospectus.

TCW Emerging Markets Local Currency Income Fund

Investment Objective
The Fund’s investment objective is to seek to provide high total return from current income and capital appreciation, through investment in debt securities denominated in the local currencies of various Emerging Market Countries.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay additional fees or commissions to broker-dealers or other financial intermediaries for the purchase of Class I shares of the Fund, which are not reflected in the table below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes

	I	N
Management Fees	0.75%	0.75%
Distribution and/or Service (12b‑1) Fees	None	0.25%
Other Expenses	0.22%	0.35%
Total Annual Fund Operating Expenses	0.97%	1.35%
Fee Waiver and/or Expense Reimbursement[1]	0.12%	0.45%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.85%	0.90%

[1]
The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.85% of average daily net assets with respect to Class I shares and 0.90% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2022 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board of Directors’ approval, extend or modify that arrangement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$87	$297	$525	$1,179
N	$92	$383	$696	$1,585
Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 135.99% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued or guaranteed by non‑financial companies, financial institutions and government entities in Emerging Market Countries (as defined in the paragraph below) denominated in the local currencies of an issuer, and in derivative instruments that provide investment exposure to such securities. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund may invest in high yield or below investment grade bonds (commonly known as “junk bonds”), which are bonds rated below BBB by S&P Global Ratings or below Baa by Moody’s Investors Service, Inc., or, if unrated, bonds deemed by the Fund’s investment advisor to be of comparable quality.
An “Emerging Market Country” means any of the countries in the J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified, the J.P. Morgan Corporate Emerging Market Bond Index (CEMBI) Broad Diversified, the J.P. Morgan Government Bond Index-Emerging Markets (GBI‑EM), the MSCI Total Return Emerging Markets Index (Net) and the MSCI Frontier Markets Index. Emerging Markets corporate debt includes the debt of companies in each of these indices and debt of companies in the countries that are in each of these indices.
The Fund may invest in distressed or defaulted securities where the portfolio managers believe the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. The Fund may invest in derivative instruments, such as credit-linked notes, structured investments, options, futures, options on futures (including those related to options, securities, foreign currencies, indexes and interest rates), forward contracts, swaps (including interest rate and credit default swaps) and options on swaps, for investment management (e.g., as a substitute for investing directly in debt securities and currencies, to increase returns, to manage credit or interest rate risk, or to manage the effective maturity or duration of the Fund’s investment portfolio) or hedging purposes. The Fund also may make forward commitments in which the Fund agrees to buy or sell a security in the future at a price agreed upon today. The Fund is non‑diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
In allocating investments among various Emerging Market Countries, the portfolio managers attempt to analyze internal political, market and economic factors. These factors include, but are not limited to:

•	Public finances;

•	Monetary policy;

•	External accounts;

•	Financial markets;

•	Foreign investment regulations;

•	Exchange rate policy;

•	Labor conditions;

•	Political outlook;

•	Structural reform policy; and

•	ESG factors.
Portfolio securities and other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) an individual security or instrument has reached its sell target, (ii) there has been a deterioration in the credit fundamentals of an issuer, (iii) there are negative macroeconomic or geopolitical considerations that may affect an issuer, (iv) another security or instrument may offer a better investment opportunity, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.
Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•
debt securities risk: the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•
public health emergency risks: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID‑19”), can result, and in the case of COVID‑19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID‑19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among others, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, and regional economic volatility.

•
foreign currency risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade, and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

•
emerging market country risks: the risks of investing in emerging market countries, which are substantial due to, among others, different accounting standards; thinner trading markets as compared to those in developed countries; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

•
non‑U.S. sovereign debt risk: the risk that investments in debt obligations of non‑U.S. sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt obligation or otherwise in a timely manner. The Fund may have limited (or no) recourse in the event of a default because bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to private issuers and any recourse may be subject to the political climate in the relevant country.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•
derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•
leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. To the extent required by applicable law or regulation, the Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•	junk bond risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•	distressed and defaulted securities risk: the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

•
issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•
liquidity risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the investment advisor, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

•
frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•	non‑diversification risk: the risk that the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund because a higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.

•
valuation risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•
securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.TCW.com.
Calendar Year Total Returns
For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	10.69%	(quarter ended 12/31/2020)
Lowest	-17.02%	(quarter ended 3/31/2020)
Average Annual Total Returns
(For the period ended December 31, 2020)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	1.78%	6.58%	1.70%
- After taxes on distributions	1.92%	5.81%	1.09%
- After taxes on distributions and sale of fund shares	1.19%	4.81%	1.08%
N – Before taxes	1.78%	6.56%	1.67%
J.P. Morgan GBI‑EM Global Diversified (reflects no deduction for fees, expenses or taxes)[1]	2.69%	6.72%	1.49%

[1]	The J.P. Morgan GBI‑EM Global Diversified is a comprehensive emerging markets debt index, and consists of liquid, fixed-rate, local currency government bonds.
After‑tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your individual tax situation and likely will differ from the results shown above, and after‑tax returns shown are not relevant if you hold your Fund shares through a tax‑deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After‑tax returns are shown for only one class of shares, and after‑tax returns for the other class of shares will vary.
Investment Advisor
TCW Investment Management Company LLC is the investment advisor to the Fund.
Portfolio Managers
The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Penelope D. Foley	10 years (Since inception of the Fund)	Group Managing Director
David I. Robbins	10 years (Since inception of the Fund)	Group Managing Director
Alex Stanojevic	3 years	Group Managing Director

Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 85 of this Prospectus.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investment Objective
The Fund’s investment objective is to seek current income and long-term capital appreciation. This investment objective may be changed without shareholder approval.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay additional fees or commissions to broker-dealers or other financial intermediaries for the purchase of Class I shares of the Fund, which are not reflected in the table below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes

	I	N
Management Fees	0.90%	0.90%
Distribution and/or Service (12b‑1) Fees	None	0.25%
Other Expenses	0.38%	0.65%
Total Annual Fund Operating Expenses	1.28%	1.80%
Fee Waiver and/or Expense Reimbursement[1]	0.28%	0.60%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.00%	1.20%

[1]
The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 1.00% of average daily net assets with respect to Class I shares and 1.20% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2022 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board of Directors’ approval, extend or modify that arrangement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$102	$378	$675	$1,521
N	$122	$508	$919	$2,067
Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 164.55% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt and equity securities issued or guaranteed by companies, financial institutions and government entities in Emerging Market Countries (as defined below). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of such change. Equity securities include common and preferred stock; rights, warrants or options to purchase common or preferred stock; securities that may be converted into or exchanged for common or preferred stock, such as convertible preferred stock, convertible debt and Eurodollar convertible securities; equity securities of foreign companies listed on established exchanges, including NASDAQ; exchange-traded funds (“ETFs”); American Depository Receipts (ADRs); Global Depository Receipts (GDRs); and other securities with equity characteristics. The Fund may invest in high yield or below investment grade bonds (commonly known as “junk bonds”), which are bonds rated below BBB by S&P Global Ratings or below Baa by Moody’s Investors Service, Inc., or, if unrated, bonds deemed by the Fund’s investment advisor to be of comparable quality. The Fund may invest in fixed income securities of any maturity or duration.

The Fund may invest in other pooled investment vehicles, including registered investment companies (to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”)) and collective investments not subject to registration under the 1940 Act. The Fund may invest in ETFs and exchange-traded notes (“ETNs”).
An “Emerging Market Country” means any of the countries in the J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified, the J.P. Morgan Corporate Emerging Market Bond Index (CEMBI) Broad Diversified, the J.P. Morgan Government Bond Index-Emerging Markets (GBI‑EM), the MSCI Total Return Emerging Markets Index (Net) and the MSCI Frontier Markets Index. Emerging Markets corporate debt includes the debt of companies in each of these indices and debt of companies in the countries that are in each of these indices.
In allocating investments among various Emerging Market Countries, the portfolio managers attempt to analyze internal political, market and economic factors. These factors include, but are not limited to:

•	Public finances;

•	Monetary policy;

•	External accounts;

•	Financial markets;

•	Foreign investment regulations;

•	Exchange rate policy;

•	Labor conditions;

•	Political outlook;

•	Structural reform policy; and

•	ESG factors.
Certain countries require governmental approval prior to direct equity investments by foreign persons such as the Fund. If considered likely to help the Fund in achieving its investment objective, the Fund may seek authorization to effect direct equity investments in such countries from their respective governments.
The Fund may invest in foreign debt and equity securities that are not listed on a recognized securities exchange or publicly traded. The debt securities acquired by the Fund may be issued by foreign government or corporate entities and may be convertible securities or other securities that may have fixed or variable interest rates of any maturity. These securities may be denominated in U.S. dollars, local currencies or other foreign currencies. The relative percentages of debt and equity in the Fund’s portfolio fluctuate with the monetary, fiscal and exchange rate policies of various foreign countries and the portfolio managers’ view of the relative value of each segment of the market.
The Fund may also purchase assignments of or participations in loans made by financial institutions to emerging markets borrowers and invest in other funds, including funds affiliated with the Fund’s investment advisor or its affiliates that specialize in international investments.
The Fund may invest in distressed or defaulted corporate securities when the portfolio managers believe the restructured enterprise valuations or liquidation valuations of such securities may significantly exceed their current market values. In addition, the Fund may invest in distressed or defaulted sovereign investments when the portfolio managers believe the expected debt sustainability of the country issuing such investments exceeds current market valuations. The Fund may invest in derivative instruments, such as credit-linked notes, structured investments, options, futures, options on futures (including those related to options, securities, foreign currencies, indexes and interest rates), forward contracts, swaps (including interest rate and credit default swaps) and options on swaps, for investment (e.g., as a substitute for investing directly in specific securities or currencies, to increase returns, to manage credit or interest rate risk, or to manage the effective maturity or duration of the Fund’s investment portfolio) or hedging purposes. The Fund also may make forward commitments in which the Fund agrees to buy or sell a security in the future at a price agreed upon at the time of the commitment.
Portfolio securities and other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) an individual security or instrument has reached its sell target, (ii) there has been a deterioration in the underlying or credit fundamentals of an issuer, (iii) there are negative macroeconomic or geopolitical considerations that may affect an issuer, (iv) another security or instrument may offer a better investment opportunity, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.
Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•
equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition or in overall market, economic and political conditions.

•
debt securities risk: the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•
public health emergency risks: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID‑19”), can result, and in the case of COVID‑19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID‑19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•
foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

•	foreign currency risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the
Fund’s investments in foreign currencies, in securities that are denominated, trade, and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

•
emerging market country risks: the risks of investing in emerging market countries, which are substantial due to, among others, different accounting standards; thinner trading markets as compared to those in developed countries; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

•
China investing risks: the risks of investing in companies located or operating in China, including Hong Kong, such as nationalization, expropriation, or confiscation of property; difficulty in obtaining and/or enforcing judgments; alteration or discontinuation of economic reforms; military conflicts; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of China; and China’s dependency on the economies of other Asian countries, many of which are developing countries. Health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy. Certain securities issued by companies located or operating in China are subject to trading restrictions, quota limitations, and clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, or as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•
issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•
liquidity risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the investment advisor, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

•
frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•
valuation risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

•
non‑U.S. sovereign debt risk: the risk that investments in debt obligations of non‑U.S. sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt obligation or otherwise in a timely manner. The Fund may have limited (or no) recourse in the event of a default because bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to private issuers and any recourse may be subject to the political climate in the relevant country.

•
derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•
leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. To the extent required by applicable law or regulation, I Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•	junk bond risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•	distressed and defaulted securities risk: the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•
securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•
ETF risk: the risk that the value of the Fund’s investments will fluctuate in response to the performance of the ETFs owned by the Fund. The lack of liquidity in an ETF could result in its value being more volatile than its portfolio securities, and an ETF’s performance may not match the performance of a particular market segment or index it seeks to track. In addition, the Fund’s shareholders will indirectly bear a proportionate share of an ETF’s expenses, in addition to paying the Fund’s expenses.

•
ETN risk: the risk that the value of the Fund’s investments will fluctuate in response to the performance of the ETNs owned by the Fund. An ETN is subject to possible sudden and unpredictable changes in value, the risk of default by the issuer, the risk of downgrade of the issuer’s credit rating, and liquidity risk. The Fund’s shareholders will indirectly bear a proportionate share of an ETN’s expenses, in addition to paying the Fund’s expenses.

•
mid‑capitalization company risk: the risk that mid‑capitalization companies may have more volatile stock performance than large-capitalization companies and are more likely to experience business failures, which may increase the risk of loss to the Fund.

•
small-capitalization company risk: the risk that small‑capitalization companies may have more volatile stock performance than larger companies and are more susceptible to adverse business and economic developments and adverse effects due to the loss of personnel, which may increase the risk of loss to the Fund.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.TCW.com.
Calendar Year Total Returns
For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	19.45%	(quarter ended 6/30/2020)
Lowest	‑21.21%	(quarter ended 3/31/2020)
Average Annual Total Returns
(For the period ended December 31, 2020)

Share Class	1 Year	5 Years	Since Inception (6/28/2013)
I – Before taxes	16.41%	10.49%	6.25%
- After taxes on distributions	15.88%	9.56%	5.42%
- After taxes on distributions and sale of fund shares	9.83%	7.93%	4.59%
N – Before taxes	15.97%	10.39%	6.12%
50% J.P. Morgan EMBI Global Diversified/50% MSCI Total Return Emerging Markets Index (Net) (reflects no deduction for fees, expenses or taxes)[1]	11.91%	10.13%	6.70%

[1]
The J.P. Morgan EMBI Global Diversified is a market capitalization-weighted total return index of U.S. dollar-denominated Brady bonds, Eurobonds, traded loans issued by emerging market sovereign and quasi-sovereign entities. The MSCI Total Return Emerging Markets Index (Net) is a free float-adjusted market capitalization-weighted index that is designed to measure the performance of large- and mid‑cap securities in emerging markets.

After‑tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your individual tax situation and likely will differ from the results shown above, and after‑tax returns shown are not relevant if you hold your Fund shares through a tax‑deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After‑tax returns are shown for only one class of shares, and after‑tax returns for the other class of shares will vary.
Investment Advisor
TCW Investment Management Company LLC is the investment advisor to the Fund.

Portfolio Managers
The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Penelope D. Foley	7 years (Since inception of the Fund)	Group Managing Director

Andrey Glukhov, CFA	7 years (Since inception of the Fund)	Managing Director

David I. Robbins	7 years (Since inception of the Fund)	Group Managing Director

Alex Stanojevic	4 years (Since June 2017)	Group Managing Director
Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 85 of this Prospectus.

TCW Conservative Allocation Fund

Investment Objective
The Fund’s investment objective is to seek to provide current income and, secondarily, long-term capital appreciation. This investment objective may be changed without shareholder approval.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay additional fees or commissions to broker-dealers or other financial intermediaries for the purchase of Class I shares of the Fund, which are not reflected in the table below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes

	I	N
Management Fees	None	None
Distribution and/or Service (12b‑1) Fees	None	0.25%
Other Expenses	0.39%	5.81%
Acquired Fund Fees and Expenses (Underlying Fund Fees and Expenses)	0.50%	0.50%
Total Annual Fund Operating Expenses[1]	0.89%	6.56%
Fee Waiver and/or Expense Reimbursement[2]	None	5.36%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.89%	1.20%

[1]
The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” do not correlate to the corresponding ratios included in the Fund’s Financial Highlights for each class of shares because those ratios do not reflect indirect expenses, such as “Acquired Fund Fees and Expenses.”

[2]
The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.85% of average daily net assets with respect to both Class I and Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2022 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board of Directors’ approval, extend or modify that arrangement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$91	$284	$493	$1,096
N	$122	$1,463	$2,762	$5,837
Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.22% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests in a combination of (i) fixed income funds, and (ii) equity funds that utilize diverse investment styles, such as growth and/or value investing. The Fund’s emphasis on diversification is intended to temper volatility by lessening the effect of any one investment style. The Fund seeks to achieve this by investing in a combination of other funds — the “Underlying Funds” — through the implementation of a strategic asset allocation strategy. The Underlying Funds consist of the other series of TCW Funds, Inc., series of Metropolitan West Funds, and various unaffiliated funds. Metropolitan West Asset Management, LLC, investment advisor to the Metropolitan West Funds, and TCW Investment Management Company LLC, the Fund’s investment advisor (the “Advisor”), are affiliated wholly-owned subsidiaries of the TCW Group, Inc.
The Fund invests in the Underlying Funds at levels that are determined by the Advisor’s four-step process, whereby the

Advisor preliminarily ranks the Underlying Funds, constructs a portfolio model, determines allocations and conducts analyses of the portfolio.
The equity Underlying Funds invest principally in equity securities of large-capitalization companies, including common and preferred stock; rights, warrants or options to purchase common or preferred stock; securities that may be converted into or exchanged for common or preferred stock, such as convertible preferred stock, convertible debt and Eurodollar convertible securities; equity securities of foreign companies listed on established exchanges, including NASDAQ; American Depository Receipts (ADRs); and other securities with equity characteristics. The Fund invests between 20% and 60% of its net assets in equity Underlying Funds, some of which may invest in international equity exchange-traded funds (“ETFs”). ETFs are typically open‑end investment companies whose shares are listed for trading on a national securities exchange.
The fixed income Underlying Funds invest principally in fixed income securities, including securities issued or guaranteed by the United States government or its agencies, instrumentalities or sponsored corporations; corporate obligations (including convertible securities); mortgage-backed and asset-backed securities (which may be privately issued); local currency- or U.S. dollar-denominated foreign debt securities (government and corporate); money market instruments; and other securities bearing fixed or variable interest rates of any maturity. The fixed income Underlying Funds may invest in below investment grade bonds (commonly known as “junk bonds”), which are bonds rated below BBB by Fitch Ratings, Inc., below BBB by S&P Global Ratings and below Baa by Moody’s Investors Service, Inc., or, if unrated, bonds deemed by the investment advisor to be of comparable quality The fixed income Underlying funds may also invest in derivatives. The Fund invests between 40% and 80% of its net assets in fixed income Underlying Funds.
The Fund is a “fund of funds.” The Fund is subject to the risks associated with each of the Underlying Funds. Additionally, the operating expenses incurred by each Underlying Fund are borne indirectly by shareholders of the Fund because the Fund not only directly bears its annual operating expenses but also indirectly bears the annual operating expenses of each of the Underlying Funds in proportion to its allocation. Each of the affiliated Underlying Funds pays a management fee to the Advisor or its affiliate and the management fees differ among the Underlying Funds. This may create a conflict of interest when the Advisor selects Underlying Funds for investment by the Fund.
The portfolio managers determine and monitor the combination and allocation to the Underlying Funds they believe will help the Fund to achieve its investment goal. While there is no cap on investing in any one Underlying Fund, the Fund, under normal market conditions, adheres to the asset class limitations described above. Asset allocations may differ from the targeted range due to the market fluctuations and other factors. After the initial allocation, the portfolio managers determine when the Fund’s allocations to the Underlying Funds should be rebalanced to maintain the targeted allocations. The target allocation ranges may be modified due to a market action or a portfolio manager recommendation without advance notice to shareholders.
Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are (based on the risks of the Underlying Funds; references to investments and risks of the Fund should be understood as references to the investments and risks of the applicable Underlying Funds):

•	Underlying Fund risk: the risk associated with the securities and other investments held by the Underlying Funds, which is closely related to the risk of investing in the Fund.

•	Underlying Fund allocation risk: the risk that the Advisor will make less than optimal or poor asset allocation decisions on selecting the appropriate mix of the Underlying Funds.

•
equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition or in overall market, economic and political conditions.

•
debt securities risk: the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•
public health emergency risks: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID‑19”), can result, and in the case of COVID‑19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID‑19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•
issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•
liquidity risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the investment advisor, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

•
valuation risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

•
derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•
leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. To the extent required by applicable law or regulation, the Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•
securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•
growth investing risk: the risk of investing in growth stocks, which may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. The growth investment style may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price. Growth-oriented funds typically underperform when value investing is in favor.

•
value investing risk: the risk of investing in undervalued stocks, which may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. The value investment style may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price. Value-oriented funds typically underperform when growth investing is in favor.

•
ETF risk: the risk that the value of the Fund’s investments will fluctuate in response to the performance of the ETFs owned by the Fund. The lack of liquidity in an ETF could result in its value being more volatile than its portfolio securities, and an ETF’s performance may not match the performance of a particular market segment or index it seeks to track. In addition, the Fund’s shareholders will indirectly bear a proportionate share of an ETF’s expenses, in addition to paying the Fund’s expenses.

•	prepayment risk: the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

•
extension risk: the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.

•
mortgage-backed securities risk: the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interests rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.

•	junk bond risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•
foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.TCW.com.
Calendar Year Total Returns
For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	11.73%	(quarter ended 6/30/2020)
Lowest	-8.25%	(quarter ended 3/31/2020)
Average Annual Total Returns
(For the period ended December 31, 2020)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	14.24%	7.01%	6.34%
- After taxes on distributions	13.69%	5.32%	5.10%
- After taxes on distributions and sale of fund shares	8.56%	4.86%	4.63%
N – Before taxes	13.94%	6.62%	5.95%
40% S&P 500 Index/60% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[1]	12.53%	8.94%	8.01%

[1]
The S&P 500 Index is a capitalization-weighted index of 500 U.S. leading companies designed to measure the performance of large‑cap U.S. equities. The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index of investment grade, U.S. dollar-denominated, fixed-rate debt issues, including Treasuries, government-related and corporate securities, mortgage backed securities (agency fixed-rate and hybrid adjustable-rate mortgage), asset-backed securities and commercial mortgage-backed securities (agency and non‑agency).

After‑tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after‑tax returns depends on your individual tax situation and likely will differ from the results shown above, and after‑tax returns shown are not relevant if you hold your Fund shares through a tax‑deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After‑tax returns are shown for only one class of shares, and after‑tax returns for the other class of shares will vary.
Investment Advisor
TCW Investment Management Company LLC is the investment advisor to the Fund.
Portfolio Managers
The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Adam T. Coppersmith	11 years	Managing Director

Stephen M. Kane	11 years	Group Managing Director

Michael P. Reilly	14 years (Since inception of the Fund)	Group Managing Director and Chief Investment Officer — U.S. Equities
Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 85 of this Prospectus.

Summary of Other Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day (any day the New York Stock Exchange is open). Purchase and redemption orders for Fund shares are processed at the net asset value next calculated after an order is received by the Fund.
You may conduct transactions by mail (TCW Funds, Inc. c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), or by telephone at 1‑800‑248‑4486. Redemptions by telephone are only permitted upon previously receiving appropriate authorization. You may also purchase, exchange or redeem Fund shares through your dealer or financial advisor. Plan Class shares offered by the TCW Core Fixed Income Fund, the TCW Total Return Bond Fund and the TCW Emerging Markets Income Fund are intended for retirement plans, including defined benefit and defined contribution plans (which may include participant-directed plans).
Purchase Minimums for All Share Classes

Share Class and Type of Account	Minimum Initial Investment	Subsequent Investments
Class I & Class N Regular Account	$2,000	$250
Class I & Class N Individual/Retirement Account	$500	$250
Plan Class Regular Account (Defined Benefit and Defined Contribution Plans)	$25,000,000	$50,000
A broker-dealer or other financial intermediary may require a higher minimum initial investment, or may aggregate or combine accounts in order to allow its customers to apply a lower minimum investment. Participants in a defined contribution plan, such as a 401(k) plan, can invest in the Plan Class only if the plan as a whole meets the minimum investment threshold.
Tax Information
Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax‑deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax‑deferred arrangements may be taxed later upon withdrawal from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

Principal Risks of the Funds

All the Funds are affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions TCW Investment Management Company LLC (the “Advisor”) makes with respect to the investments of the Funds will not accomplish what they were designed to achieve or that the investments will have disappointing performance.
Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment has the potential to earn for you — and the more you can lose. Because the Funds hold securities with fluctuating market prices, the value of each Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in a Fund could go down as well as up.
Each Fund may engage in defensive investing, which is a deliberate, temporary shift in portfolio strategy that may be undertaken when markets start behaving in volatile or unusual ways. The Fund may, for temporary defensive purposes, invest a substantial part of its assets in bonds of U.S. or foreign governments, certificates of deposit, bankers’ acceptances, high-grade commercial paper, repurchase agreements, money market funds and cash. When the Fund has invested defensively in low risk, low return securities, it may not achieve its investment objective. References to minimum credit ratings or quality for securities apply to the time of investment.
Your investment in a Fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person. You can lose money by investing in a Fund. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.

The following tables summarize the principal risks of investing in each Fund. Your investment may be subject (in varying degrees) to these risks as well as other risks. Each Fund may be more susceptible to some of these risks than others. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times. In addition, the TCW Enhanced Commodity Strategy Fund may be exposed to the certain risks by virtue of the activities and investments of the TCW Cayman Enhanced Commodity Fund, Ltd. (the “Subsidiary”).

U.S. Equity Funds
	TCW Artificial Intelligence Equity Fund	TCW Global Real Estate Fund	TCW New America Premier Equities Fund	TCW Relative Value Dividend Appreciation Fund	TCW Relative Value Large Cap Fund	TCW Relative Value Mid Cap Fund	TCW Select Equities Fund
Artificial Intelligence Related Companies Risk	✓
Counterparty Risk		✓
Derivatives Risk		✓
Dividend-Paying Stock Risk				✓
Emerging Market Country Risks		✓
Equity Risk	✓	✓	✓	✓	✓	✓	✓
Financial Services Sector Risk			✓	✓	✓	✓
Foreign Currency Risk		✓
Foreign Investing Risk	✓	✓		✓	✓	✓	✓
Frequent Trading Risk		✓	✓
Growth Investing Risk	✓		✓				✓
Healthcare Sector Risk					✓	✓
Industrials Sector Risk			✓
Information Technology Sector Risk	✓		✓	✓			✓
Issuer Risk	✓	✓	✓	✓	✓	✓	✓
Leverage Risk		✓
Life Sciences Sector Risk			✓

U.S. Equity Funds
	TCW Artificial Intelligence Equity Fund	TCW Global Real Estate Fund	TCW New America Premier Equities Fund	TCW Relative Value Dividend Appreciation Fund	TCW Relative Value Large Cap Fund	TCW Relative Value Mid Cap Fund	TCW Select Equities Fund
Liquidity Risk	✓	✓	✓	✓	✓	✓	✓
Market Risk	✓	✓	✓	✓	✓	✓	✓
Mid‑Capitalization Company Risk	✓					✓	✓
Mortgage REIT Risk		✓
Non‑Diversification Risk	✓
Options Strategy Risk		✓
Other Investment Company Risk		✓
Portfolio Management Risk	✓	✓	✓	✓	✓	✓	✓
Price Volatility Risk	✓	✓	✓	✓	✓	✓	✓
Public Health Emergency Risk and Impact of the Coronavirus (COVID‑19)	✓	✓	✓	✓	✓	✓	✓
REIT and Real Estate Company Risk	✓	✓				✓	✓
Securities Selection Risk	✓	✓	✓	✓	✓	✓	✓
Small-Capitalization Company Risk	✓
Valuation Risk		✓
Value Investing Risk			✓	✓	✓	✓

U.S. Fixed Income Funds
	TCW Core Fixed Income Fund	TCW Enhanced Commodity Strategy Fund	TCW Global Bond Fund	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
Asset-Backed Securities Risk	✓
Commodity Risk		✓
Counterparty Risk	✓	✓	✓	✓	✓	✓
Credit Risk	✓	✓	✓	✓	✓	✓
Debt Securities Risk	✓	✓	✓	✓	✓	✓
Derivatives Risk	✓	✓	✓	✓	✓	✓
Distressed and Defaulted Securities Risk				✓
Emerging Market Country Risks	✓	✓	✓
Equity Risk		✓		✓
Extension Risk	✓	✓	✓		✓	✓
Foreign Currency Risk	✓	✓	✓
Foreign Investing Risk		✓	✓	✓	✓	✓
Frequent Trading Risk	✓		✓	✓	✓	✓
Interest Rate Risk	✓	✓	✓	✓	✓	✓
Issuer Risk	✓	✓	✓	✓	✓	✓
Junk Bond Risk	✓	✓	✓	✓	✓	✓
Leverage Risk	✓	✓	✓	✓	✓	✓
Liquidity Risk	✓	✓	✓	✓	✓	✓
Market Risk	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities Risk	✓	✓	✓		✓	✓
Non‑U.S. Sovereign Debt Risk			✓
Portfolio Management Risk	✓	✓	✓	✓	✓	✓
Prepayment Risk	✓	✓	✓		✓	✓
Price Volatility Risk	✓	✓	✓	✓	✓	✓
Public Health Emergency Risk and Impact of the Coronavirus (COVID‑19)	✓	✓	✓	✓	✓	✓
Securities Selection Risk	✓	✓	✓	✓	✓	✓
Subsidiary Risk		✓

U.S. Fixed Income Funds
	TCW Core Fixed Income Fund	TCW Enhanced Commodity Strategy Fund	TCW Global Bond Fund	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
Tax Risk		✓
U.S. Government Securities Risk	✓		✓		✓	✓
U.S. Treasury Obligations Risk	✓	✓			✓	✓
Valuation Risk	✓	✓	✓	✓	✓	✓

	International Funds				Asset Allocation Fund
	TCW Developing Markets Equity Fund	TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund	TCW Emerging Markets Multi-Asset Opportunities Fund	TCW Conservative Allocation Fund
China Investing Risks	✓			✓
Counterparty Risk	✓	✓	✓	✓	✓
Credit Risk		✓	✓	✓	✓
Debt Securities Risk		✓	✓	✓	✓
Derivatives Risk	✓	✓	✓	✓	✓
Distressed and Defaulted Securities Risk		✓	✓	✓
Emerging Market Country Risks/Developing Market Country Risks	✓	✓	✓	✓
Equity Risk	✓			✓	✓
ETF Risk	✓			✓	✓
ETN Risk	✓			✓
Extension Risk					✓
Financial Services Sector Risk	✓
Foreign Currency Risk	✓	✓	✓	✓
Foreign Investing Risk	✓	✓	✓	✓	✓
Frequent Trading Risk	✓	✓	✓	✓
Growth Investing Risk					✓
Information Technology Sector Risk	✓
Interest Rate Risk		✓	✓	✓	✓
Issuer Risk	✓	✓	✓	✓	✓
Junk Bond Risk		✓	✓	✓	✓
Leverage Risk	✓	✓	✓	✓	✓
Liquidity Risk	✓	✓	✓	✓	✓
Market Risk	✓	✓	✓	✓	✓
Mid‑Capitalization Company Risk	✓			✓
Mortgage-Backed Securities Risk					✓
Non‑Diversification Risk			✓
Non‑U.S. Sovereign Debt Risk		✓	✓	✓
Portfolio Management Risk	✓	✓	✓	✓	✓
Prepayment Risk					✓
Price Volatility Risk	✓	✓	✓	✓	✓
Public Health Emergency Risk and Impact of the Coronavirus (COVID‑19)	✓	✓	✓	✓	✓
REIT and Real Estate Company Risk	✓
Securities Selection Risk	✓	✓	✓	✓	✓
Small-Capitalization Company Risk	✓			✓
Underlying Fund Allocation Risk					✓
Underlying Fund Risk					✓
Valuation Risk	✓	✓	✓	✓	✓
Value Investing Risk					✓

Artificial Intelligence Related Companies Risk
Companies involved in, or exposed to, artificial intelligence related businesses may have limited product lines, markets, financial resources and/or personnel. These companies typically face intense competition and potentially rapid product obsolescence and depend significantly on consumer preference and demand. These companies are also heavily dependent on intellectual property rights and may be adversely impacted by the loss or impairment of such rights. There can be no assurance that these companies will be able to successfully protect their intellectual property rights to prevent the misappropriation of their technology or that competitors will not develop technology that is substantially similar or superior to their technology. Legal and regulatory changes, particularly those related to information privacy and data protection, may have a negative impact on an artificial intelligence company’s products or services. Artificial intelligence companies often spend significant amounts of resources on research and development, and there is no guarantee that the products or services they produce will be successful. Artificial intelligence companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology.
Asset-Backed Securities Risk
Asset-backed securities are bonds or notes backed by a discrete pool of financial assets such as credit card receivables, automobile receivables and student loans. The impairment of the value of the financial assets underlying an asset-backed security, such as the non‑payment of loans, may result in a reduction in the value of such asset-backed security. Certain asset-backed securities do not have the benefit of the same security interest in the underlying financial assets as do mortgage-backed securities, nor are they provided government guarantees of repayment. Accordingly, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the asset-backed securities, if any, may be inadequate to protect investors in the event of default. For example, credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. Asset-backed securities are also subject to prepayment risk in a declining interest rate environment and extension risk in a rising interest rate environment.
Certain Funds may invest in collateralized debt obligations (“CDOs”), which are debt instruments backed solely by a pool of other debt securities. CDOs include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust typically collateralized by a diversified pool of high-risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, and may include loans that are rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.
The risks of an investment in a CBO, CLO, or other CDO depend largely on the type of the collateral securities (which would have the risks described elsewhere in this Prospectus for that type of security) and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the federal securities laws) and may be characterized by a Fund as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities discussed elsewhere in this Prospectus, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the collateral may decline in value or default, a Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other classes, volatility in values, and the complex structure of the security may not be fully understood at the time of investment, which may result in disputes with the issuer or produce unexpected investment results.
Bank Loan Risk
Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. There are a number of risks associated with an investment in bank loans, including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair a Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to a Fund. As a result, a Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. If a Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a bank loan may be insufficient or unavailable to a Fund, and that a Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding a bank loan. These risks could cause a Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the U.S. and abroad. Borrowers generally pay interest on bank loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. Bank loans are not registered and otherwise may not be treated as securities under the federal securities laws, meaning investors in loans have less protection against improper practices than investors in securities that are registered under or are otherwise subject to the protections of the securities laws.
China Investing Risks
Investments in companies located or operating in China, including Hong Kong, involve risks not associated with investments in Western nations, such as nationalization, expropriation, or confiscation of property; difficulty in obtaining and/or enforcing judgments; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of China; and China’s dependency on the economies of other Asian countries, many of which are developing countries. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy. Certain securities issued by companies located or operating in China, such as China A‑shares, are subject to trading restrictions, quota limitations, and clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, or as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate. Export growth continues to be a major driver of China’s rapid economic growth; a reduction in spending on Chinese products and services, the institution of tariffs or other trade barriers (or the threat thereof), or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
Commodity Risk
The TCW Enhanced Commodity Strategy Fund’s investments in commodity-linked derivative instruments, including commodity index-linked notes, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The commodity-linked derivative instruments in which the TCW Enhanced Commodity Strategy Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the TCW Enhanced Commodity Strategy Fund’s share value to fluctuate.

The TCW Enhanced Commodity Strategy Fund and its Subsidiary may concentrate their assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund may be more susceptible to risks associated with those sectors of the commodities market.
Counterparty Risk
Counterparty risk refers to the risk that the other party to a contract, such as individually negotiated or over‑the‑counter derivatives (e.g., swap agreements that are not centrally cleared and participations in loan obligations), will not fulfill its contractual obligations, which may cause losses or additional costs to a Fund or cause a Fund to experience delays in recovering its assets.
Credit Risk
Credit risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on a security. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over time, and securities which are rated by agencies are often reviewed and may be subject to downgrade. However, ratings are only opinions of the agencies issuing them and are not absolute guarantees as to quality.
Debt Securities Risk
Debt securities are subject to various risks. Debt securities are subject to two primary (but not exclusive) types of risk: credit risk and interest rate risk. These risks can affect a debt security’s price volatility to varying degrees, depending upon the nature of the instrument. Other factors, such as market fluctuations and the depth and liquidity of the market for an individual or class of debt security, can also affect the value of a debt security and, hence, the market value of a Fund. In addition, many of the debt securities in which the Funds invest reference LIBOR, which is set to be phased out as a reference rate by the end of 2021. There is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement reference rate, and abandonment of or modifications to LIBOR could have adverse impacts on financial instruments that reference LIBOR. Please see “Additional Risks – LIBOR Risk” for a more detailed description of the risks associated with the anticipated transition away from LIBOR.
Derivatives Risk
Certain Funds may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying instrument, such as a currency, security, commodity, interest rate or index. Derivatives include, among other things, swap agreements, options, forwards and futures. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying instrument, credit risk with respect to the counterparty, risk of loss due to changes in interest rates, management risk and liquidity risk.
The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying instrument. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by a Fund will not correlate perfectly with the underlying asset, reference rate or index. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to counterparty risk and liquidity risk. Investments in derivatives that are negotiated over‑the‑counter with a single counterparty are subject to credit risks related to the counterparty’s ability to perform its obligations and the further risk that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities and commodities may experience periods of illiquidity, which could cause a portfolio to hold an investment it might otherwise sell or to sell an investment it otherwise might hold at inopportune times or for prices that do not reflect current market value. The Advisor might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to a Fund’s portfolio.
Additionally, some derivatives can create investment leverage and may create additional risks that may subject a Fund to greater volatility and less liquidity than investments in more traditional securities. The investment of a Fund’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund; therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund, thus exaggerating any increase or decrease the derivatives may cause in the net asset value of the Fund.

Other risks in using derivatives include the risk of mispricing or improper valuation. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. In addition, a Fund’s use of derivatives (including covered call options) may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.
By investing in a derivative instrument, a Fund could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.
Derivatives, such as swaps, forward contracts and non‑deliverable forward contracts, are subject to regulation under the U.S. Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and other laws or regulations in Europe and other foreign jurisdictions. Under the Dodd-Frank Act, certain derivatives have become subject to new and increased margin requirements, which in some cases has increased the costs to the Funds of trading derivatives.
Distressed and Defaulted Securities Risk
Certain Funds may invest in securities in default and/or obligations of financially distressed companies. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or solvency proceedings) is subject to significant uncertainties. A Fund will generally not receive interest payments on defaulted or distressed securities and may incur costs to protect its investment. In addition, defaulted or distressed securities involve the substantial risk that principal will not be repaid. A Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, a Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Defaulted or distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale. Investments in defaulted securities and obligations of distressed issuers are considered speculative.
Dividend-Paying Stock Risk
Dividend-paying stocks may underperform the broader stock market. Dividend-paying stocks tend to go through cycles of over- or under-performing the stock market in general, and these periods have in the past lasted for as long as several years. Issuers that have paid regular dividends or distributions to shareholders may not declare dividends at current levels in the future. An issuer may reduce or eliminate future dividends or distributions at any time and for any reason, which may cause the value of its security held by a Fund to decline.
Emerging Market Country Risks/Developing Market Country Risks
Certain Funds invest in emerging and developing market countries. Investing in emerging and developing market countries involves substantial risk due to, among others, higher brokerage costs in certain countries; different accounting standards; thinner trading markets as compared to those in developed countries; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.
Political and economic structures in some emerging and developing market countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of developed countries. Some of these countries have in the past failed to recognize private property rights and have nationalized or expropriated the assets of private companies.
The securities markets of emerging and developing market countries can be substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. and other developed nations. The limited size of many securities markets in emerging and developing market countries and limited trading volume in issuers compared to the volume in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons other than factors that affect the quality of the securities. In addition, emerging and developing market countries’ exchanges and broker-dealers are generally subject to less regulation than their counterparts in developed countries. Brokerage commissions, custodial expenses and other transaction costs are generally higher in emerging and developing market countries than in developed countries. As a result, funds that invest in emerging and developing market countries generally have operating expenses that are higher than funds investing in other securities markets.

Some emerging and developing market countries have a greater degree of economic, political and social instability than the U.S. and other developed countries. Such social, political and economic instability could disrupt the financial markets in which the Funds invest and adversely affect the value of their investment portfolios. Economies in emerging and developing market countries may also be more susceptible to natural and man‑made disasters, such as earthquakes, tsunamis, terrorist attacks, or adverse changes in climate or weather. In addition, many emerging and developing market countries with less established health care systems have experienced outbreaks of pandemic or contagious diseases from time to time, including, but not limited to, coronavirus, Ebola, Zika, avian flu, severe acute respiratory syndrome, and Middle East Respiratory Syndrome. The risks of such phenomena and resulting social, political, economic and environmental damage cannot be quantified. These events can exacerbate market volatility as well as impair economic activity, which can have both short- and immediate-term effects on the valuations of the companies and issuers in which the Funds invest.
The United States, the European Union (the “EU”) and various other countries have imposed sanctions on certain Russian individuals, banks and other companies. Allegations and investigations of Russia’s misconduct through intrusions into U.S. election computers and other events may further increase diplomatic tensions and result in economic or political actions against Russia. These sanctions and future sanctions or other intergovernmental actions may result in the devaluation of the Russian currency and a decline in the value and liquidity of Russian securities and may have other negative impacts on Russia’s economy, which could have a negative impact on the Funds’ investment performance and liquidity. Retaliatory actions by the Russian government could involve the seizure of U.S. residents’, such as the Funds’, assets and could further impair the value and liquidity of Russian securities.
The United States has imposed various sanctions on certain Venezuelan individuals and entities, including most recently Petroleos de Venezuela, S.A. (PDVSA), a Venezuelan state-owned oil and natural gas company. These sanctions have resulted, and future sanctions could result, in the halt of trading of certain Venezuelan securities held by a Fund, which may have a negative impact on the Fund’s performance and the liquidity of these investments. These and future sanctions may also negatively impact Venezuela’s economy and the global oil markets.
Currencies of emerging and developing market countries experience devaluations relative to the U.S. dollar from time to time. A devaluation of the currency in which investment portfolio securities are denominated will negatively impact the value of those securities in U.S. dollar terms. Emerging and developing market countries have and may in the future impose foreign currency controls and repatriation controls.
Among other risks of investing in emerging and developing market countries are the variable quality and reliability of financial information and related audits of companies. In some cases, financial information and related audits can be unreliable and not subject to verification. Auditing firms in some of these markets are not subject to independent inspection or oversight of audit quality. This can result in investment decisions being made based on flawed or misleading information. Additionally, investors may have substantial difficulties in bringing legal actions to enforce or protect investors’ rights, which can increase the risks of loss.
Equity Risk
Equity securities may include common stock, preferred stock or other securities representing an ownership interest or the right to acquire an ownership interest in an issuer. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities may be affected by changes in an issuer’s financial condition, factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry, or as a result of changes in overall market, economic and political conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
ETF Risk
Exchange-traded funds (“ETFs”) are investment companies that invest in a portfolio of securities typically designed to track a particular market segment or index and whose shares are bought and sold on a securities exchange. The risk of ETFs generally reflects the risk of owning shares of the underlying securities an ETF is designed to track, although the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities held by the ETF. In addition, an ETF’s performance may not match the performance of a particular market segment or index it seeks to track for a number of reasons, including costs incurred by the ETF in buying and selling securities. Assets invested in an ETF will bear the fees and expenses of the ETF, including operating costs and advisory fees, and therefore, shareholders of a Fund that invests in ETFs will indirectly bear a proportionate share of each ETF in which the Fund invests, in addition to paying the Fund’s expenses. Additionally, a shareholder may indirectly bear brokerage costs incurred by a Fund that purchases ETFs.
ETN Risk
Exchange-traded notes (“ETNs”) are senior, unsecured, unsubordinated debt securities that are based upon the performance of a market index and are issued by banks or other financial institutions. The value of an ETN will fluctuate as the value of the market index fluctuates, which can cause sudden and unpredictable changes in the value of the ETN. An ETN is subject to the risk of default by the issuer and the risk of downgrade of the issuer’s credit rating. ETNs are also exposed to liquidity risk. There may be no willing purchaser, or the issuer may restrict the redemption amount or its redemption date. Assets invested in an ETN will bear the fees and expenses of the ETN, including operating costs and advisory fees, and therefore, shareholders of a Fund that invests in ETNs will indirectly bear a proportionate share of each ETN in which the Fund invests, in addition to paying the Fund’s expenses. Additionally, a shareholder may indirectly bear brokerage costs incurred by a Fund that purchases ETNs.
Extension Risk
Extension risk is the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities. This may cause the market value of such securities to decline and will also delay the Fund’s ability to reinvest proceeds at higher interest rates. Extension risk applies primarily to mortgage-related and other asset-backed securities.
Financial Services Sector Risk
Companies in the financial services sector may be affected by the overall economic conditions as well as by factors particular to the financial services sector. Financial services companies are subject to extensive government regulations, which may change frequently and may, among others, adversely affect the scope of their activities, place restrictions on the amounts and types of loans and other financial commitments they can make, limit the interest rates and fees they can charge, and prescribe the amount of capital they must maintain. In addition, the profitability of businesses in the financial services sector depends heavily on the availability and cost of capital and may fluctuate significantly in response to changes in interest rates and may be negatively impacted by credit rating downgrades and decreased liquidity in the credit market. Businesses in the financial services sector often operate with substantial financial leverage.
Foreign Currency Risk
Funds that invest in foreign (non‑U.S.) currencies or in foreign securities that are denominated, trade, and/or receive revenues in foreign currencies are subject to the risk that those foreign currencies will decline in value relative to the U.S. dollar. In the case of currency hedging positions, a Fund is subject to the risk that the U.S. dollar will decline in value relative to the currency being hedged. Currency exchange rates may fluctuate significantly and unpredictably. As a result, a Fund’s investments in foreign currencies, in foreign securities that are denominated, trade, and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies may reduce the returns of the Fund.
Foreign Investing Risk
Investments in foreign securities may involve greater risks than investing in U.S. securities.
As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, corporate insiders and listed companies than does the U.S., and foreign securities markets may be less liquid and more volatile than U.S. markets. Investments in foreign securities generally involve higher costs than investments in U.S. securities, including higher transaction and custody costs as well as additional taxes imposed by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Political or social instability, civil unrest, acts of terrorism and regional economic volatility are other potential risks that could impact an investment in a foreign security. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of a Fund’s portfolio.
The European financial markets have continued to experience volatility because of concerns about economic downturns and about high and rising government debt levels of several countries in the EU and Europe generally. These events have adversely affected the exchange rate of the Euro and the European securities markets, and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Funds’ investments. Responses to the financial problems by EU governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.
In a public referendum in June 2016, the United Kingdom (“UK”) voted to leave the EU (a process now commonly referred to as “Brexit”). On January 31, 2020, the UK officially withdrew from the EU and entered into a transition period until December 31, 2020, during which the UK effectively remained in the EU from an economic perspective. The impact of Brexit on the UK, the EU and the broader global economy may be significant. As a result of the political divisions within the UK and between the UK and the EU that the referendum vote has highlighted and the uncertain consequences of Brexit, the UK and European economies and the broader global economy could be significantly impacted, which may result in increased volatility and illiquidity and potentially lower economic growth on markets in the UK, Europe and globally, which could potentially have an adverse effect on the value of a Fund’s investments.
Frequent Trading Risk
Frequent trading of portfolio securities may produce capital gains, which are taxable to shareholders when distributed. As a result, frequent trading may cause higher levels of current tax liability to shareholders in a Fund. Frequent trading will lead to increased portfolio turnover and increase the total amount of commissions or mark‑ups to broker-dealers that a Fund pays when it buys and sells securities, which may reduce the Fund’s performance.
Growth Investing Risk
Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. The growth investment style may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price. Growth-oriented funds typically underperform when value investing is in favor.
Healthcare Sector Risk
Companies in the healthcare sector may be affected by the overall economic conditions as well as by factors particular to the healthcare sector. Those factors include extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products, services and facilities, pricing pressure, an increased emphasis on outpatient services, limited number of products and product obsolescence due to industry innovation, changes in technologies and other market developments. A major source of revenue for the healthcare sector is payments from Medicare and Medicaid programs. As a result, the sector is sensitive to legislative changes and reductions in governmental spending for such programs, as well as state or local healthcare reform measures. Companies in the healthcare sector depend heavily on patent protection. The process of obtaining patent approval can be long and costly, and the expiration of patents may adversely affect the profitability of companies in this sector. Healthcare companies also are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make raising prices difficult and, at times, may result in price discounting. In addition, companies in the healthcare sector may be thinly capitalized and therefore may be more susceptible to product obsolescence.
Industrials Sector Risk
Companies in the industrials sector may be affected by the overall economic conditions as well as by factors particular to the industrial sector. Industrials companies may be significantly affected by changes in the supply of and demand for their products or services and changes in consumer sentiment and spending. Processes, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly for reasons such as rapid technological developments and frequent new product introduction. Earnings disappointments and intense worldwide competition for market share can result in sharp price declines. Other factors that could adversely impact industrials companies include changes in commodity prices, depletion of resources, claims for environmental damages or product liability, and import controls.
Information Technology Sector Risk
Companies in the information technology sector may be affected by the overall economic conditions as well as by factors particular to the information technology sector. Information technology companies may be significantly affected by aggressive pricing as a result of intense competition and by rapid product obsolescence due to rapid development of technological innovations and frequent new product introduction. Other factors, such as short product cycle, possible loss or impairment of intellectual property rights, and changes in government regulations, may also adversely impact information technology companies.
Interest Rate Risk
Interest rate risk is the potential for a decline in bond prices due to rising interest rates. In general, bond prices vary inversely with interest rates. The change in a bond’s price depends on several factors, including the bond’s maturity date. The degree to which a bond’s price will change as a result of changes in interest rates is measured by its “duration.” For example, the price of a bond with a 5‑year duration would be expected under normal market conditions to decrease 5% for every 1% increase in interest rates. Generally, bonds with longer maturities have a greater duration and thus are subject to greater price volatility from changes in interest rates. Adjustable rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things). It is possible that there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from interest rate increases, regardless of the cause, could be swift and significant, which could result in significant losses by the Funds, even if anticipated by the Advisor.
Interest rates in the United States and many parts of the world, including certain European countries, are at or near historically low levels. The Federal Reserve Board (the “Federal Reserve”) raised its benchmark interest rate several times in 2018 as the U.S. labor market strengthened and economic activity accelerated and has since lowered its benchmark rate three times in 2019 as signs of economic weakness have appeared. It is possible that the Federal Reserve may change its benchmark rate again in the near future.
Changing interest rates may have unpredictable effects on fixed income and related markets, may result in heightened market volatility and may detract from Fund performance to the extent that the Fund is exposed to interest rates. During periods of low interest rates, a Fund may be less likely to maintain positive returns. Increases in interest rates may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s investments and share price to decline. Interest rate increases may also lead to heightened
Fund redemption activity, which may cause a Fund to lose value as a result of the costs that it incurs in turning over its portfolio and may lower its performance. A Fund that invests in derivatives tied to fixed income markets may be more substantially exposed to these risks than a Fund that does not invest in those derivatives.
Issuer Risk
The value of securities held by a Fund may decline for a number of reasons directly related to an issuer, such as changes in the financial condition of the issuer, management performance, financial leverage and reduced demand for the issuer’s goods or services. The amount of dividends paid with respect to equity securities, or the ability of an issuer to make payments in connection with debt securities, may decline for reasons that relate to the issuer, such as changes in an issuer’s financial condition or a decision by the issuer to pay a lower dividend, or for reasons that relate to the broader financial system. In addition, there may be limited public information available for the Advisor to evaluate foreign issuers.
Junk Bond Risk
Debt securities that are rated below investment grade are also commonly known as high yield securities or “junk bonds.” Junk bonds are speculative in nature. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. They may also be issued by highly leveraged companies, which may be less able to meet their contractual obligations than a less leveraged company. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of junk bonds generally and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Advisor to accurately value certain high yield securities held by a Fund.
Leverage Risk
Leverage created from certain types of transactions or instruments, such as borrowing, engaging in reverse repurchase agreements, entering into futures contracts or forward currency contracts, engaging in forward commitment transactions and investing in leveraged or unleveraged commodity index-linked notes, may impair a Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. During periods of adverse market conditions, the use of leverage may cause a Fund to lose more money than would have been the case if leverage was not used. To the extent required by applicable law or regulation, the Funds will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.
Life Sciences Sector Risk
The life sciences sector is comprised primarily of companies focused on developing and selling biopharmaceutical products. The life sciences sector is heavily influenced by technology, government funding, government regulation, efforts by governments, healthcare providers and health plans to reduce costs, changing consumer demographics and intellectual property rights, among other factors. Regulations may restrict a company’s ability to pursue or use potentially profitable research. Life sciences companies may be highly volatile, and their products and services may experience rapid obsolescence due to a number of factors, including technological advances, supply chain issues or the expiration of their patents. The life sciences sector is highly competitive, and companies in the life sciences sector often invest in new and uncertain innovations. The success of such companies may depend upon a relatively small number of products or services with long development cycles and large capital requirements that have a high chance of failure. In addition, changes in patent protection, shifting government regulations or regulatory attitudes, patent infringement or medical litigation may adversely affect the value of such companies.
Liquidity Risk
A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments.
Furthermore, reduced number and capacity of dealers and other counterparties to “make markets” in fixed income securities, in connection with the growth of the fixed income markets, may increase liquidity risk with respect to a Fund’s investments in fixed income securities. When there is no willing buyer and investments cannot be readily sold, a Fund may have to sell them at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on Fund performance. These securities may also be difficult to value, and their values may be more volatile because of liquidity risk. Increased Fund redemption activity, which may occur in a rising interest rate environment or for other reasons, may negatively impact Fund performance and increase liquidity risk due to the need of the Fund to sell portfolio securities. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of a Fund’s assets may change over time.
The securities of many of the companies with small- and mid‑capitalizations may have less “float” (the number of shares that normally trade) and less interest in the market and therefore are subject to greater liquidity risk.
Market Risk
Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).
Instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the securities in which a Fund invests or the issuers of such securities in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. In addition, because economies and financial markets throughout the world are increasingly interconnected, the value and liquidity of a Fund’s investments may be negatively affected by economic, financial or political events or other developments in other countries and regions.

Mid‑Capitalization Company Risk
Stock prices of mid‑capitalization companies may be more volatile than those of large-capitalization companies. Mid‑capitalization companies are also generally more likely to experience business failures than large-capitalization companies, and the stocks of mid‑capitalization companies may be less liquid, making it more difficult for a Fund to buy and sell shares of mid‑capitalization companies. In addition, mid‑capitalization companies generally have less diverse product lines than large-capitalization companies and are more susceptible to adverse business or economic developments.
Mortgage-Backed Securities Risk
Mortgage-backed securities represent participation interests in pools of mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. Mortgage-backed securities are subject to prepayment risk, which is the risk that in times of declining interest rates, an issuer of mortgage-backed securities or other debt securities may be able to repay principal prior to the security’s maturity, causing a Fund to have to reinvest in securities with a lower yield or higher risk of default and reducing a Fund’s income or return potential. Mortgage-backed securities are also subject to extension risk, which is the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing the market value of such securities to decline and delaying a Fund’s ability to reinvest proceeds at higher interest rates.
Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds, and the values of some mortgage-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers.
Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Certain mortgage-backed securities are issued or guaranteed by U.S. government agencies or U.S. government-sponsored entities. While mortgage-backed securities issued by Government National Mortgage Association (Ginnie Mae) are backed by the full faith and credit of the U.S. government, mortgage-backed securities issued by various U.S. government-sponsored entities, such as Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Corporation (Fannie Mae), are not backed by the full faith and credit of the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac, there is no assurance that the U.S. government will do so in the future.
Mortgage REIT Risk
Mortgage real estate investment trusts (“REITs”) lend money to developers and owners of properties and invest primarily in mortgages, mortgage-backed securities and similar real estate interests. Mortgage REITs are exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which Mortgage REITs are organized and operated.
Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend funds, which is the risk that the borrower will be unable and/or unwilling to make timely interest and principal payments on the loan to the mortgage REIT. To the extent a mortgage REIT invests in mortgage-backed securities offered by private issuers, the mortgage REIT may be subject to the credit risk of the issuer. Mortgage REITs also are subject to the risk that the value of mortgaged properties may be less than the amounts owed on the properties. If a mortgage REIT is required to foreclose on a borrower, the amount recovered in connection with the foreclosure may be less than the amount owed to the mortgage REIT.
Mortgage REITs are subject to significant interest rate risk. Interest rate risk refers to fluctuations in the value of a mortgage REIT’s investment in fixed rate obligations resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the value of a mortgage REIT’s investment in fixed rate obligations goes down. When the general level of interest rates goes down, the value of a mortgage REIT’s investment in fixed rate obligations goes up.

Mortgage REITs typically use leverage and many are highly leveraged, which exposes them to leverage risk. Leverage risk refers to the risk that leverage created from borrowing may impair a mortgage REIT’s liquidity, cause it to liquidate positions at an unfavorable time and increase the volatility of the values of securities issued by the mortgage REIT. The use of leverage may not be advantageous to a Mortgage REIT and may cause a Mortgage REIT to lose more money than would have been the case if leverage was not used.
Mortgage REITs are subject to prepayment risk, which is the risk that borrowers may prepay their mortgage loans at faster than expected rates. Prepayment rates generally increase when interest rates fall and decrease when interest rates rise. These faster than expected payments may adversely affect a Mortgage REIT’s profitability because the Mortgage REIT may be forced to replace investments that have been redeemed or repaid early with other investments having a lower yield. Additionally, rising interest rates may cause the duration of a Mortgage REIT’s investments to be longer than anticipated and increase such investments’ interest rate sensitivity.
Mortgage REITs, like all REITs, are subject to special U.S. federal tax requirements. A Mortgage REIT’s failure to comply with these requirements may negatively affect its performance. Mortgage REITs may be dependent upon their management skills and may have limited financial resources. Mortgage REITs are generally not diversified and may be subject to heavy cash flow dependency, default by borrowers and self-liquidation.
Non‑Diversification Risk
The TCW Artificial Intelligence Equity Fund and TCW Emerging Markets Local Currency Income Fund are organized as non‑diversified funds under the 1940 Act, and are not subject to the general limitation that with respect to 75% of a fund’s total assets, it may not invest more than 5% of its total assets in securities of any particular issuer or hold more than 10% of the outstanding voting securities of any particular issuer (in both cases other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and securities of other investment companies). Those Funds, however, remain subject to a diversification requirement under applicable tax laws that is less strict than under the 1940 Act. Because a relatively higher percentage of such Fund’s assets may be invested in the securities of a limited number of issuers, such Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.
Non‑U.S. Sovereign Debt Risk
Investment in non‑U.S. sovereign debt can involve a high degree of risk. Legal protections available with respect to corporate issuers (e.g., bankruptcy, liquidation and reorganization laws) do not generally apply to governmental entities or sovereign debt. Accordingly, creditor seniority rights, claims to collateral and similar rights may provide limited protection and may be unenforceable. The governmental entity that controls the repayment of a non‑U.S. sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A government entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. A Fund may have limited recourse to compel payment in the event of a default.
Changes to the financial condition or credit rating of a non‑U.S. government may cause the value of a non‑U.S. sovereign debt obligation to decline. During periods of economic uncertainty, the market prices of non‑U.S. sovereign debt may be more volatile than prices of corporate debt obligations. Investing in non‑U.S. sovereign debt obligations is generally subject to heightened risk as compared to investing in U.S. government debt obligations. Several countries have defaulted on their sovereign debt obligations in the past or encountered downgrades of their sovereign debt obligations, and those and other countries may also default on or experience downgrades or further downgrades of their sovereign debt obligations in the future.
Options Strategy Risk
Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. Although options are intended to enable a Fund to manage market and interest rate risks, these investments can be highly volatile and a Fund’s use of them could result in poorer investment performance. A Fund that purchases options is subject to the risk of a complete loss of the amounts paid as premiums to purchase the options. Writing call options may reduce the risk of owning equity securities, but it may also limit a Fund’s opportunity to profit from any increase in the market value of its investments. Unusual market conditions or the unavailability of a ready market for any particular option at any one specific time may reduce the effectiveness of the Fund’s options strategies, and for these and other reasons a Fund’s option strategies may not reduce the Fund’s volatility to the extent desired.
Other Investment Company Risk
Certain Funds may acquire shares in other investment companies, including U.S. or foreign investment companies, ETFs, and certain REITs, to the extent permitted by the 1940 Act. An investment in the shares of another investment company is subject to the risks associated with that investment company’s portfolio securities. Accordingly, a Fund’s investment in shares of other investment companies will fluctuate based on the performance of such investment company’s portfolio securities. As a shareholder of another investment company, a Fund would bear its proportionate share of that investment company’s expenses, including any investment advisory and administration fees. At the same time, such Fund would continue to pay its own investment advisory fees and other expenses. As a result, such Fund and its shareholders, in effect, will be absorbing two levels of fees with respect to investments in other investment companies. Other investment companies will have their own investment and valuation policies and procedures, which may vary from those of a Fund. There can be no assurance that the investment objective of any other investment company in which a Fund invests will be achieved.
Portfolio Management Risk
Portfolio management risk is the risk that an investment strategy may fail to produce the intended results. There can be no assurance that a Fund will achieve its investment objective. The Advisor’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect, and the Advisor may not anticipate actual market movements or the impact of economic conditions generally. No matter how well a portfolio manager evaluates market conditions, the securities a portfolio manager chooses may fail to produce the intended result, and you could lose money on your investment in a Fund.
Prepayment Risk
In times of declining interest rates, a Fund’s higher yielding securities may be prepaid prior to maturity, and the Fund may have to replace them with securities having a lower yield, thereby reducing the Fund’s income or return potential.
Price Volatility Risk
The value of a Fund’s investment portfolio will change as the prices of its investments go up or down. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Funds that invest primarily in the equity securities of small- and/or mid‑capitalization companies are generally subject to greater price volatility than mutual funds that primarily invest in large companies.
Different parts of the market and different types of securities can react differently to developments. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region or market as a whole.
Prices of most securities tend to be more volatile in the short-term. Therefore, if you trade frequently or redeem in the short-term, you are more likely to incur a loss than an investor who holds investments for the longer-term. The fewer the number of issuers in which a Fund invests, the greater the potential volatility of its portfolio.
Public Health Emergency Risk and Impact of the Coronavirus (COVID‑19)
Pandemics and other local, national, and international public health emergencies, including outbreaks of infectious diseases such as SARS, H1N1/09 Flu, the Avian Flu, Ebola and the current outbreak of the novel coronavirus (“COVID‑19”), can result, and in the case of COVID‑19 is resulting, in market volatility and disruption, and any similar future emergencies may materially and adversely impact economic production and activity in ways that cannot be predicted, all of which could result in substantial investment losses.
The World Health Organization officially declared in March 2020 that the COVID‑19 outbreak formally constitutes a “pandemic.” This outbreak has caused a worldwide public health emergency, straining healthcare resources and resulting in extensive and growing numbers of infections, hospitalizations and deaths. In an effort to contain COVID‑19, local, regional, and national governments, as well as private businesses and other organizations, have imposed and continue to impose severely restrictive measures, including instituting local and regional quarantines, restricting travel (including closing certain international borders), prohibiting public activity (including “stay‑at‑home,” “shelter‑in‑place,” and similar orders), and ordering the closure of a wide range of offices, businesses, schools, and other public venues. Consequently, COVID‑19 has significantly diminished and disrupted global economic production and activity of all kinds and has contributed to both volatility and a severe decline in financial markets. Among other things, these unprecedented developments have resulted in: (i) material reductions in demand across most categories of consumers and businesses; (ii) dislocation (or, in some cases, a complete halt) in the credit and capital markets; (iii) labor force and operational disruptions; (iv) slowing or complete idling of certain supply chains and manufacturing activity; and (v) strain and uncertainty for businesses and households, with a particularly acute impact on industries dependent on travel and public accessibility, such as transportation, hospitality, tourism, retail, sports, and entertainment.
The ultimate impact of COVID‑19 (and of the resulting precipitous decline and disruption in economic and commercial activity across many of the world’s economies) on global economic conditions, and on the operations, financial condition, and performance of any particular market, industry or business, is impossible to predict. However, ongoing and potential additional materially adverse effects, including further global, regional and local economic downturns (including recessions) of indeterminate duration and severity, are possible. The extent of COVID‑19’s impact will depend on many factors, including the ultimate duration and scope of the public health emergency and the restrictive countermeasures being undertaken, as well as the effectiveness of other governmental, legislative, and financial and monetary policy interventions designed to mitigate the crisis and address its negative externalities, all of which are evolving rapidly and may have unpredictable results. Even if COVID‑19’s spread is substantially contained, it will be difficult to assess what the longer-term impacts of an extended period of unprecedented economic dislocation and disruption will be on future economic developments, the health of certain markets, industries and businesses, and commercial and consumer behavior.
The ongoing COVID‑19 crisis and any other public health emergency could have a significant adverse impact on our investments and result in significant investment losses. The extent of the impact on business operations and performance of market participants and the companies in which we invest depends and will continue to depend on many factors, virtually all of which are highly uncertain and unpredictable, and this impact may include or lead to: (i) significant reductions in revenue and growth; (ii) unexpected operational losses and liabilities; (iii) impairments to credit quality; and (iv) reductions in the availability of capital. These same factors may limit our ability to source, research, and execute new investments, as well as to sell investments in the future, and governmental mitigation actions may constrain or alter existing financial, legal, and regulatory frameworks in ways that are adverse to the investment strategies we intend to pursue, all of which could materially diminish our ability to fulfill investment objectives. They may also impair the ability of the companies in which we invest or their counterparties to perform their respective obligations under debt instruments and other commercial agreements (including their ability to pay obligations as they become due), potentially leading to defaults with uncertain consequences, including the potential for defaults by borrowers under debt instruments held in a client’s portfolio. In addition, an extended period of remote working by the employees of the companies in which we invest subjects those companies to additional operational risks, including heightened cybersecurity risk. Remote working environments may be less secure and more susceptible to cyberattacks that seek to exploit the COVID‑19 pandemic, and the operational damage of any such events could potentially disrupt our business and reduce the value of our investments. The operations of securities markets may also be significantly impacted, or even temporarily or permanently halted, as a result of government quarantine measures, restrictions on travel and movement, remote-working requirements, and other factors related to a public health emergency, including the potential adverse impact on the health of any such entity’s personnel. These measures may also hinder normal business operations by impairing usual communication channels and methods, hampering the performance of administrative functions such as processing payments and invoices, and diminishing the ability to make accurate and timely projections of financial performance. Because our ability to execute transactions on behalf of the Funds is dependent upon the timely performance of multiple third parties, any interruptions in the business operations of those third parties could impair our ability to effectively implement a Fund’s investment strategies.
REIT and Real Estate Company Risk
REITs are pooled investment vehicles that typically invest directly in real estate, mortgages and/or loans collateralized by real estate. The value of a Fund’s investments in REITs and real estate companies may generally be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning or environmental laws and regulations and other government actions such as tax increases and reduced funding for schools, parks, garbage collection or other public services; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; and (viii) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Real estate companies may own a limited number of properties or concentrate their investments in a particular geographic region, industry or property type and may experience a high volume of defaults within a short period.
REITs are subject to a highly technical and complex set of provisions in the Internal Revenue Code of 1986, as amended (the “Code”). It is possible that a Fund may invest in a real estate company, which purports to be a REIT but fails to qualify as a REIT. In the event of any such unexpected failure to qualify as a REIT, the purported REIT would not qualify for tax‑free “pass-through” of income and would be subject to corporate level taxation, thereby significantly reducing the return to the Fund on its investment in such company. REITs are also subject to heavy cash flow dependency and self‑liquidation.
Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.
REITs often do not provide complete tax information to shareholders until after the calendar year‑end. Consequently, because of the delay, it may be necessary for a Fund to request permission to extend the deadline for issuance of Forms 1099‑DIV to shareholders of the Fund.
Securities Selection Risk
The specific securities held in a Fund’s investment portfolio may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of a portfolio manager’s choice of securities.
Small-Capitalization Company Risk
Stock prices of small-capitalization companies may be more volatile than those of larger companies. Small-capitalization companies are also generally more susceptible to adverse business and economic developments than mid‑ or large-capitalization companies. Securities of small-capitalization companies may be thinly traded, making it more difficult for a Fund to buy and sell shares of small-capitalization companies or to value such shares. In addition, small-capitalization companies are typically less financially stable than larger, more established companies and may depend on a small number of essential personnel, making these companies more susceptible to adverse effects due to the loss of personnel. Small-capitalization companies also normally have less diverse product lines than those of mid‑ or large-capitalization companies and are more susceptible to adverse developments concerning their products.
Subsidiary Risk
By investing in the Subsidiary, the TCW Enhanced Commodity Strategy Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the TCW Enhanced Commodity Strategy Fund and are subject to the same risks that apply to similar investments if held directly by the TCW Enhanced Commodity Strategy Fund. These risks are described elsewhere in this Prospectus. There is no guarantee that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections afforded by the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the TCW Enhanced Commodity Strategy Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (the “SAI”) and could adversely affect the TCW Enhanced Commodity Strategy Fund.
Tax Risk
The TCW Enhanced Commodity Strategy Fund gains exposure to the commodities markets through investments in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments (as defined in the Fund Summary for the TCW Enhanced Commodity Strategy Fund), including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. The TCW Enhanced Commodity Strategy Fund may also gain exposure indirectly to commodity markets by investing in the Subsidiary, which invests primarily in commodity-linked swap agreements and other commodity-linked derivative instruments. In order for the TCW Enhanced Commodity Strategy Fund to qualify as a regulated investment company under Subchapter M of the Code, the TCW Enhanced Commodity Strategy Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income. The TCW Enhanced Commodity Strategy Fund has received a private letter ruling from the Internal Revenue Service (“IRS”) confirming that income from the TCW Enhanced Commodity Strategy Fund’s investment in the Subsidiary and income derived from certain commodity index-linked notes will constitute “qualifying income” for purposes of Subchapter M.
It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity index-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity index-linked notes, other commodity-linked derivatives, and the TCW Enhanced Commodity Strategy Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the TCW Enhanced Commodity Strategy Fund’s taxable income or any distributions made by the TCW Enhanced Commodity Strategy Fund or result in the inability of the TCW Enhanced Commodity Strategy Fund to operate as described in this Prospectus and the SAI.
Underlying Fund Allocation Risk
The TCW Conservative Allocation Fund seeks to achieve its investment objective by investing substantially all of its assets in a combination of other funds (the “Underlying Funds”) through the implementation of a strategic asset allocation strategy. As a result, a principal risk of investing in that Fund is the risk that the Advisor will make less than optimal or poor allocation decisions on selecting the appropriate mix of the Underlying Funds. The Advisor attempts to determine investment allocations that will optimize returns given various levels of risk tolerance. However, there is no guarantee that such allocation techniques and processes will produce the desired results.
Underlying Fund Risk
The TCW Conservative Allocation Fund invests substantially all of its assets in the Underlying Funds, and therefore, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the TCW
Conservative Allocation Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.
U.S. Government Securities Risk
Some U.S. government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Ginnie Mae, are supported by the full faith and credit of the United States, while others are supported by the right of the issuer to borrow from the U.S. Treasury, by the discretionary authority of the U.S. government to purchase the agency’s obligations, or by the credit of the issuing agency, instrumentality, or enterprise only. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued or guaranteed by these entities. In recent periods, the values of U.S. government securities have been affected substantially by increased demand for them around the world. Changes in the demand for U.S. government securities may occur at any time and may result in increased volatility in the values of those securities.
U.S. Treasury Obligations Risk
While credit risk for U.S. treasury obligations is generally considered low, U.S. treasury obligations are subject to interest rate risk, particularly for those with longer term. In addition, certain political events in the U.S., such as a prolonged government shut down, may cause investors to lose confidence in the U.S. government and may cause the value of U.S. treasury obligations to decline. A significant portion of U.S. treasury obligations is held by foreign governments, including China, Japan, Ireland and Brazil. Strained relations with these foreign countries may result in the sale of U.S. treasury obligations by these foreign governments, causing the value of U.S. treasury obligations to decline.
Valuation Risk
Portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued. Portfolio securities may be valued using techniques other than market quotations in circumstances described under “Calculation of NAV.” This is more likely for certain types of derivatives such as swaps. The value established for a portfolio security may be different than the value that would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. A Fund may from time to time purchase an “odd lot” or smaller quantity of a security that trades at a discount to the price of a “round lot” or larger quantity preferred for trading by institutional investors. If a Fund is able to combine an odd lot purchase with an existing holding to make a round lot or larger position in the security, the Fund may be able to immediately increase the value of the security purchased, in accordance with its valuation procedures. There is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.
Value Investing Risk
Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. The value investment style may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price. Value-oriented funds typically underperform when growth investing is in favor.
Additional Risks
Cybersecurity Risk
Information and technology systems relied upon by the Funds, the Advisor, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the Funds’ service providers and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.
Environmental, Social, and Governance (ESG) Risk
Certain of the Advisor’s portfolio managers may utilize various environmental, sustainability, social responsibility, and governance metrics as part of their investment process. We are not aware of any universally agreed upon objective standards for assessing ESG factors for companies. Rather, these factors tend to have many subjective characteristics, can be difficult to analyze, and frequently involve a balancing of a company’s business plans, objectives, actual conduct and other factors. ESG factors can vary over different periods and can evolve over time. They may also be difficult to apply consistently across regions, countries, industries or sectors. For these reasons, ESG standards may be aspirational and tend to be stated broadly and applied flexibly. In addition, investors and others may disagree as to whether a certain company satisfies ESG standards given the absence of generally accepted criteria and inconsistencies in reporting by issuers. As a diversified asset manager, TCW does not require a one‑size‑fits all approach to ESG investing. Rather, TCW expects its portfolio managers and other investment personnel to consider ESG factors as appropriate to their respective strategies, conducive to meeting their clients’ investment objectives, and generally in the best interest of their clients. In implementing ESG standards into the investment strategy of a Fund, each portfolio manager accordingly has the discretion to identify and implement ESG standards in such manner as they feel will meet the foregoing goals. There can be no guarantee that a company that a portfolio manager believes to meet one or more ESG standards will actually conduct its affairs in a manner that is less destructive to the environment, or will actually promote positive social and economic developments.
Globalization Risk
The growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the United States economy could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries. Those events might particularly affect companies in emerging and developing market countries.
LIBOR Risk
LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. For example, debt securities in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. A Fund’s derivative investments may also reference LIBOR. In addition, issuers of instruments in which a Fund invests may obtain financing at floating rates based on LIBOR, and a Fund may use leverage or borrowings based on LIBOR. In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. There is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement reference rate. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments that reference LIBOR. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including investment companies such as the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain how such changes would be implemented and the effects such changes would have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
Publicly Traded Partnership (“PTP”) and Master Limited Partnership (“MLP”) Risk
Investments in securities of a PTP or MLP are subject to risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the PTP or MLP, risks related to potential conflicts of interest between the PTP or MLP’s limited partners and the PTP or MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain PTPs and MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those PTPs or MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Investment in those PTPs or MLPs may restrict a Fund’s ability to take advantage of other investment opportunities. PTPs and MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
Securities Lending Risk
Each Fund (other than the TCW Conservative Allocation Fund) may lend portfolio securities with a value equal to up to 25% of its total assets, including collateral received for securities lent. If a Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price. In addition, as with other extensions of credit, there is the risk of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Also, there is the risk that the value of the investment of the collateral could decline causing a Fund to lose money.
Swap Agreements Risk
Swap agreements are two‑party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Risks inherent in the use of swaps of any kind include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap if it is not subject to centralized clearing; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of a Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.
Certain types of over‑the‑counter (“OTC”) derivatives, such as various types of swaps, are required to be cleared through a central clearing organization that is substituted as the counterparty to each side of the transaction. Each party will be required to maintain its positions through a clearing broker. Although central clearing generally is expected to reduce counterparty risk, it creates additional risks. A clearing broker or organization may not be able to perform its obligations. Cleared derivatives transactions may be more expensive to maintain than OTC transactions, or require a Fund to deposit increased margin. A transaction may be subject to unanticipated close‑out by the clearing organization or a clearing broker. A Fund may be required to indemnify a swap execution facility or a broker that executes cleared swaps against losses or costs that may be incurred as a result of the Fund’s transactions. A Fund also is subject to the risk that no clearing member is willing to clear a transaction entered into by the Fund.
The U.S. and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including clearing, margin, reporting, and registration requirements. The ultimate impact of the regulations remains unclear. The effect of the regulations could be, among other things, to restrict a Fund’s ability to engage in swap transactions or increase the costs of those transactions.

Management of the Funds

Investment Advisor
The Funds’ investment advisor is TCW Investment Management Company LLC and is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. The Advisor was organized in 1987 as a wholly owned subsidiary of The TCW Group, Inc. (“TCW”). The Advisor is registered with the Securities and Exchange Commission (the “SEC”) as an investment advisor under the Investment Advisers Act of 1940, as amended.
As of December 31, 2020, the Advisor and its affiliated companies, which provide a variety of investment management and investment advisory services, had approximately $248 billion in assets under management or committed to management (of which $51 billion related specifically to the Advisor).
Portfolio Managers
Certain information about each Fund’s portfolio manager(s) is provided in the Fund Summary for each Fund at the beginning of this Prospectus. Please see the SAI for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Fund(s) they manage.
Listed below are the individuals who are primarily responsible for the day‑to‑day management of each Fund’s portfolio, including a summary of each portfolio manager’s business experience during the past five years. (Positions with TCW and its affiliates may have changed over time.)

TCW Artificial Intelligence Equity Fund
Jeffrey W. Lin, CFA (Lead Portfolio Manager)	Managing Director, the Advisor and TCW, LLC.

Thomas Lee	Managing Director, the Advisor and TCW, LLC.

TCW Global Real Estate Fund
Iman Brivanlou	Managing Director, the Advisor and TCW LLC.

Ted Tawinganone	Senior Vice President, the Advisor and TCW, LLC since March 2014. Prior to joining TCW, Mr. Tawinganone was a Portfolio Manager and Senior Research Associate at Aria Partners.

TCW New America Premier Equities Fund
Joseph R. Shaposhnik	Managing Director, the Advisor and TCW LLC.

TCW Relative Value Dividend Appreciation Fund
Diane E. Jaffee (Lead Portfolio Manager)	Group Managing Director, the Advisor and TCW LLC.

Bo Fifer, CFA (Co‑Portfolio Manager)	Senior Vice President, the Advisor and TCW LLC.

TCW Relative Value Large Cap Fund
Diane E. Jaffee (Lead Portfolio Manager)	See above.

Matthew J. Spahn (Co‑Portfolio Manager)	Managing Director, the Advisor and TCW LLC.

TCW Relative Value Mid Cap Fund
Diane E. Jaffee (Lead Portfolio Manager)	See above.

Mona Eraiba (Co‑Portfolio Manager)	Senior Vice President, the Advisor and TCW LLC.

TCW Select Equities Fund
Craig C. Blum	Group Managing Director, the Advisor and TCW LLC.

TCW Core Fixed Income Fund
Stephen M. Kane	Group Managing Director, the Advisor, TCW Asset Management Company LLC, TCW LLC and Metropolitan West Asset Management, LLC.

Laird R. Landmann	Group Managing Director, the Advisor, TCW Asset Management Company LLC, TCW LLC and The TCW Group, Inc. and President, Metropolitan West Asset Management, LLC.

Tad Rivelle	Group Managing Director and Chief Investment Officer — Fixed Income, the Advisor, TCW Asset Management Company LLC, TCW LLC and Metropolitan West Asset Management, LLC.
Bryan Whalen	Group Managing Director, the Advisor, TCW Asset Management Company LLC, TCW LLC and Metropolitan West Asset Management, LLC.

TCW Enhanced Commodity Strategy Fund
Tad Rivelle	See above.

Stephen M. Kane	See above.

Bret R. Barker	Managing Director, the Advisor and TCW LLC.

TCW Global Bond Fund
Stephen M. Kane	See above.

Marcela Meirelles	Managing Director, the Advisor and TCW LLC since February 2013. Prior to joining TCW in 2006, Ms. Meirelles was an economist with the Research Department of Kansas City Federal Reserve Bank.

Tad Rivelle	See above.

Bryan Whalen	See above.

TCW High Yield Bond Fund
Jerry Cudzil	Managing Director, the Advisor and TCW LLC.

Stephen M. Kane	See above.

Laird R. Landmann	See above.

Steven J. Purdy	Managing Director, the Advisor and TCW LLC since March 2016. Prior to joining TCW, Mr. Purdy was a Managing Director at TPG and Goldman Sachs.

TCW Short Term Bond Fund

Stephen M. Kane	See above.

Laird R. Landmann	See above.

Tad Rivelle	See above.

Bryan Whalen	See above.

TCW Total Return Bond Fund
Harrison Choi	Managing Director, the Advisor and TCW LLC.

Elizabeth Crawford	Senior Vice President, the Advisor and TCW LLC.

Mitch Flack	Managing Director, the Advisor, TCW LLC and Metropolitan West Asset Management, LLC.

Tad Rivelle	See above.

TCW Developing Markets Equity Fund
Andrey Glukhov	Managing Director, the Advisor and TCW LLC.

TCW Emerging Markets Income Fund
Penelope D. Foley	Group Managing Director, the Advisor, TCW Asset Management Company LLC and TCW LLC.

David I. Robbins	See above.

Alex Stanojevic	Group Managing Director, the Advisor and TCW LLC. Prior to 2017, Mr. Stanojevic served as Head Trader for the TCW Emerging Market Team. Mr. Stanojevic joined TCW in 2005 from Coast Asset Management LP.

Javier Segovia (Co‑Manager)	Managing Director, the Advisor and TCW LLC.

TCW Emerging Markets Local Currency Income Fund
Penelope D. Foley	See above.

David I. Robbins	See above.

Alex Stanojevic	See above.

TCW Emerging Markets Multi-Asset Opportunities Fund
Penelope D. Foley	See above.

Andrey Glukhov, CFA	See above.

David I. Robbins	See above.

Alex Stanojevic	See above.

TCW Conservative Allocation Fund
Adam T. Coppersmith	Managing Director, the Advisor and TCW LLC.

Stephen M. Kane	See above.

Michael P. Reilly	Group Managing Director & Chief Investment Officer – U.S. Equities, the Advisor and TCW LLC.

Advisory Agreement
TCW Funds, Inc. (the “Corporation”), on behalf of each Fund, and the Advisor have entered into an Investment Advisory and Management Agreement, as amended (the “Advisory Agreement”), under the terms of which the Funds have employed the Advisor to, subject to the direction and supervision of the Board of Directors of the Corporation (the “Board of Directors”), provide investment advisory and management services, including, among others, managing the investment of the assets of each Fund, placing orders for the purchase or sale of portfolio securities for each Fund, administering the day‑to‑day operations of each Fund, furnishing to the Corporation office space and all necessary office facilities, supplies and equipment, and arranging for officers or employees of the Advisor to serve, without compensation from the Corporation, as officers, directors or employees of the Corporation.
Under the Advisory Agreement, each Fund pays to the Advisor, as compensation for the services rendered, facilities furnished, and expenses paid by it, the following fees:

Fund	Annual Management Fee (As Percent of Average Net Asset Value)
TCW Artificial Intelligence Equity Fund	0.70%
TCW Global Real Estate Fund	0.80%
TCW New America Premier Equities Fund	0.65%
TCW Relative Value Dividend Appreciation Fund	0.60%
TCW Relative Value Large Cap Fund	0.60%
TCW Relative Value Mid Cap Fund	0.70%
TCW Select Equities Fund	0.65%
TCW Core Fixed Income Fund	0.40%
TCW Enhanced Commodity Strategy Fund	0.50%
TCW Global Bond Fund	0.50%
TCW High Yield Bond Fund	0.45%
TCW Short Term Bond Fund	0.35%
TCW Total Return Bond Fund[1]	0.40%
TCW Developing Markets Equity Fund	0.80%
TCW Emerging Markets Income Fund	0.75%
TCW Emerging Markets Local Currency Income Fund	0.75%
TCW Emerging Markets Multi-Asset Opportunities Fund	0.90%

[1]
The annual management fee rate shown in the table for the TCW Total Return Bond Fund reflects the rate effective as of March 1, 2020. Prior to March 1, 2020, the annual management fee rate for the Fund was 0.50%.

The TCW Conservative Allocation Fund does not directly pay the Advisor a management fee. However, the Advisor or its affiliate serves as the investment advisor to the Underlying Funds in which the TCW Conservative Allocation Fund invests and is paid an annual management fee by those Underlying Funds. As a result, shareholders of the TCW Conservative Allocation Fund indirectly bear a portion of the management fees paid by, and other expenses of, the Underlying Funds in which the TCW Conservative Allocation Fund invests.
The Subsidiary has entered into a separate advisory agreement with the Advisor for the management of the Subsidiary’s portfolio, pursuant to which the Subsidiary is obligated to pay the Advisor a management fee at the same rate that the TCW Enhanced Commodity Strategy Fund pays the Advisor pursuant to the Advisory Agreement. The Advisor has agreed to waive the management fee it receives from the TCW Enhanced Commodity Strategy Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary for the management of the portion of the TCW Enhanced Commodity Strategy Fund’s assets invested in the Subsidiary. This waiver may not be terminated without the consent of the Board of Directors.
Pursuant to an Expense Limitations letter agreement, the Advisor has agreed that in the event the overall operating expenses of the Class I, Class N, or Plan Class shares of a Fund listed below exceed the stated expense limit on an annualized basis, the Advisor will reimburse the class or classes of such Fund in respect of such shares for the difference. Each expense limitation does not include any expenses attributable to interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any. This contractual expense limitation will continue to March 1, 2022, and before that date, the Advisor may not terminate this arrangement without prior approval of the Board of Directors.

U.S. Equity Funds
TCW Artificial Intelligence Equity Fund
I Class Shares	0.90%
N Class Shares	1.00%
TCW Global Real Estate Fund[1]
I Class Shares	0.90%
N Class Shares	1.00%
TCW Relative Value Dividend Appreciation Fund[2]
I Class Shares	0.70%
N Class Shares	0.90%
TCW Relative Value Large Cap Fund[3]
I Class Shares	0.70%
N Class Shares	0.90%

TCW Relative Value Mid Cap Fund[4]
I Class Shares	0.85%
N Class Shares	0.95%
TCW Select Equities Fund
I Class Shares	0.80%
N Class Shares	1.00%
U.S. Fixed Income Funds
TCW Core Fixed Income Fund
I Class Shares	0.49%
N Class Shares[5]	0.70%
Plan Class Shares	0.44%
TCW Enhanced Commodity Strategy Fund
I Class Shares	0.70%
N Class Shares	0.75%
TCW Global Bond Fund
I Class Shares	0.60%
N Class Shares	0.70%
TCW High Yield Bond Fund
I Class Shares	0.55%
N Class Shares	0.80%
TCW Short Term Bond Fund
I Class Shares	0.44%
TCW Total Return Bond Fund
I Class Shares	0.49%
N Class Shares[6]	0.70%
Plan Class Shares	0.44%
International Funds
TCW Developing Markets Equity Fund[7]
I Class Shares	0.95%
N Class Shares	1.15%
TCW Emerging Markets Income Fund
I Class Shares[8]	0.85%
N Class Shares[8]	0.95%
Plan Class Shares	0.77%
TCW Emerging Markets Local Currency Income Fund
I Class Shares	0.85%
N Class Shares	0.90%
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class Shares	1.00%
N Class Shares	1.20%
Asset Allocation Fund
TCW Conservative Allocation Fund
I Class Shares	0.85%
N Class Shares	0.85%

[1]
The contractual expense limitation shown in the table for the TCW Global Real Estate Fund reflects the rate effective as of March 1, 2021. Prior to March 1, 2021, the contractual expense limitation was 1.00% for I Class Shares and 1.15% for N Class Shares of the Fund.

[2]
The contractual expense limitation shown in the table for the TCW Relative Value Dividend Appreciation Fund reflects the rate effective as of March 1, 2020. Prior to March 1, 2020, the contractual expense limitation was 0.73% for I Class Shares and 0.95% for N Class Shares of the Fund.

[3]
The contractual expense limitation shown in the table for the TCW Relative Value Large Cap Fund reflects the rate effective as of March 1, 2020. Prior to March 1, 2020, the contractual expense limitation was 0.72% for I Class Shares and 0.95% for N Class Shares of the Fund.

[4]
The contractual expense limitation shown in the table for the TCW Relative Value Mid Cap Fund reflects the rate effective as of March 1, 2020. Prior to March 1, 2020, the contractual expense limitation was 0.90% for I Class Shares and 1.00% for N Class Shares of the Fund.

[5]
The contractual expense limitation shown in the table for the TCW Core Fixed Income Fund reflects the rate effective as of March 1, 2020. Prior to March 1, 2020, the contractual expense limitation was 0.73% for N Class Shares of the Fund.

[6]
The contractual expense limitation shown in the table for the TCW Total Return Bond Fund reflects the rate effective as of March 1, 2020. Prior to March 1, 2020, the contractual expense limitation was 0.79% for N Class Shares of the Fund.

[7]
The contractual expense limitation shown in the table for the TCW Developing Markets Equity Fund reflects the rate effective as of March 1, 2021. Prior to March 1, 2021, the contractual expense limitation was 1.25% for I Class Shares and 1.25% for N Class Shares of the Fund.

[8]
The contractual expense limitation shown in the table for the TCW Emerging Markets Income Fund reflects the rate effective as of March 1, 2020. Prior to March 1, 2020, the Fund was not subject to any contractual expense limitation.

In addition to the contractual expense limitations listed above that apply to certain Funds, the Advisor has agreed to reduce its investment management fee or to pay the operating expenses of each Fund to limit the Fund’s operating expenses to an amount not to exceed the previous month’s expense ratio average for comparable funds as calculated by Lipper Inc. This expense limitation is voluntary and terminable by either the Advisor or the Board of Directors on six months’ prior notice. This voluntary limitation and the contractual fee waiver and/or expense reimbursement exclude interest, brokerage, extraordinary expenses, and acquired fund fees and expenses, if any.
A discussion regarding the basis for the Board of Directors’ approval of the Advisory Agreement for each Fund is contained in the Corporation’s annual report to shareholders for the fiscal year ended October 31, 2020.
Payments by the Advisor
The Advisor pays certain costs of marketing the Funds from legitimate profits from its management fees and other resources available to it. The Advisor may also share with financial intermediaries (as defined below in the “Your Investment — Account Policies and Services — Calculation of NAV” section) certain marketing expenses or pay for the opportunity to distribute the Funds, sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs. The Advisor or its affiliates may pay amounts from their own resources to third parties, including brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing record keeping, sub‑accounting, transaction processing and other administrative services. These payments, which may be substantial, are in addition to any fees that may be paid by the Funds for these types of or other services.
The amount of these payments is determined from time to time by the Advisor and may differ among such financial intermediaries. Such payments may provide incentives for such parties to make shares of the Funds available to their customers, and may allow the Funds greater access to such parties and their customers than would be the case if no payments were paid. Such access advantages include, but are not limited to, placement of a Fund on a list of mutual funds offered as investment options to the financial intermediary’s customers (sometimes referred to as “Shelf Space”); access to the financial intermediary’s registered representatives; and/or ability to assist in training and educating the financial intermediary’s registered representatives. These payment arrangements will not, however, change the price an investor pays for shares of a Fund or the amount that the Fund receives to invest on behalf of the investor. These payments may create potential conflicts of interests between an investor and a financial intermediary who is recommending a particular Fund over other mutual funds. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of a Fund and you should contact your financial intermediary for details about any payments it may receive from the Funds or from the Advisor. Payments are typically based on a percentage of assets under management or based on the number of customer accounts or a combination thereof.
Multiple Class Structure
All of the Funds currently offer two classes of shares: Class I shares and Class N shares, except for the TCW Short Term Bond Fund, which only offers Class I shares, and the TCW Core Fixed Income Fund, TCW Total Return Bond Fund, and
TCW Emerging Markets Income Fund, which also offer Plan Class shares. Shares of each class of a Fund represent an equal pro rata interest in that Fund and each class generally has the same voting, liquidation, and other rights. The Class I and Plan Class shares are offered at the current net asset value. The Class N shares are offered at the current net asset value, but are subject to fees imposed under a distribution plan (the “Distribution Plan”) adopted pursuant to Rule 12b‑1 under the 1940 Act. Pursuant to the Distribution Plan, each Fund compensates the Funds’ distributor for distribution and related services at a rate equal to 0.25% of the average daily net assets of that Fund attributable to its Class N shares. The fees may be used to pay the Fund’s distributor for distribution services and sales support services provided in connection with Class N shares. The fee may also be used to pay financial intermediaries for the sales support services and related expenses and shareholder servicing fees. The shareholder servicing fees are paid to compensate financial intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares. Because these fees are paid out of the Fund’s Class N assets on an on‑going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Because the expenses of each class may differ, the performance of each class is expected to differ.
Other Shareholder Servicing Expenses Paid by the Funds
The Funds are authorized to compensate each broker-dealer and other third-party intermediary up to such percentage as approved by the Board of Directors of the assets serviced for a Fund by that intermediary for shareholder services to each Fund and its shareholders invested in the I Share or N Share class. These services constitute sub‑recordkeeping, sub-transfer agent or similar services and are similar in scope to services provided by the transfer agent to the Funds. These expenses paid by a Fund would remain subject to any overall expense limitations applicable to that Fund. These expenses are in addition to any payment of any amounts through the Distribution Plan. This amount may be adjusted, subject to approval by the Board of Directors. Plan Class shares do not make payments to broker-dealers or other financial intermediaries.

Your Investment — Account Policies and Services
Buying Shares

You pay no sales charges to invest in a Fund. Your price for a Fund’s shares is the Fund’s net asset value per share (“NAV”) which is calculated as of the close of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time or the time trading closes on the NYSE, whichever is earlier) every day the NYSE is open. In addition to Saturday and Sunday, the NYSE is closed on the days that the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Shares cannot be purchased by wire transactions on days when banks are closed.
Calculation of NAV
The NAV of each Class of a Fund is determined by adding the value of that Class’s securities, cash and other assets, subtracting all expenses and liabilities attributable to that Class, and then dividing by the total number of shares of that Class issued and outstanding ((assets-liabilities)/# of shares = NAV).
Your order will be priced at the next NAV calculated after your order is accepted by the Corporation. Orders received by the Funds’ transfer agent from dealers, brokers or other service providers (“financial intermediaries”) after the NAV for the day is determined will receive that same day’s NAV if the orders were received by the financial intermediary from its customers prior to 4:00 p.m. Eastern time (or the time trading closes on the NYSE, whichever is earlier). Your financial intermediary is responsible for transmitting such orders promptly.
The Corporation may at its discretion reject any purchase order for Fund shares.
Each Fund discloses its NAV on a daily basis. To obtain a Fund’s NAV, please call (800) FUND TCW or visit the TCW Funds, Inc. website at www.TCW.com.
A Fund’s investments for which market quotations are readily available are valued based on market value. Equity securities, including depository receipts, are valued at the last reported sale price as reported by the stock exchange or pricing service.
Securities traded on the NASDAQ Stock Market (“NASDAQ”) are valued using the official closing prices as reported by NASDAQ. In cases where equity securities are traded on more than one exchange, the securities are valued using the prices from the respective primary exchange of each security. Options on equity securities are valued at the average of the latest bid and ask prices as reported by the stock exchange or pricing service. S&P 500 futures contracts generally are valued at the first sale price after 4:00 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which the applicable contract is traded. Changes to market closure times may alter when futures contracts are valued. The daily NAV may not reflect the closing market price for all futures contracts and options held by the Funds because the markets for certain futures contracts and options close shortly after the time the NAV is calculated. The daily NAV also may not reflect prices from after-hours trading. Generally, securities issued by open‑end investment companies are valued using their respective net asset values. Securities traded over‑the‑counter are valued using prices furnished by independent pricing services or by broker dealers.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.
The Corporation may use the fair value of a security as determined in accordance with procedures adopted by the Board of Directors if market quotations are unavailable or deemed unreliable or if events occurring after the close of a securities market and before the Corporation values its assets would materially affect net asset value. Such situations are particularly relevant for a Fund that holds securities that trade primarily in overseas markets. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. The fair value assigned to a security may not represent the value that a Fund could obtain if it were to sell the security.
The net asset value of the Fund’s investments in other investment companies will be calculated based upon the net asset value of those investment companies; the offering documents for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Minimums

Share Class and Type of Account	Minimum Initial Investment	Minimum Subsequent Investments
Class I and Class N
Regular Account	$2,000	$250
Individual/Retirement Account	$500	$250
Plan Class
Regular Account (Defined Benefit and Defined Contribution Plans)	$25,000,000	$50,000
The Corporation may accept investments of smaller amounts under circumstances deemed appropriate. The Corporation reserves the right to change the minimum investment amounts without prior notice. A broker-dealer or other financial intermediary may require a higher minimum initial investment, or may aggregate or combine accounts in order to allow its customers to apply a lower minimum investment. All investments must be in U.S. dollars drawn on domestic banks. The Corporation will not accept money orders, Treasury checks, traveler’s checks, bank checks, drafts, or credit card checks. Third-party checks, except those payable to an existing shareholder, will not be accepted. In addition, the Funds will not accept cash, checks drawn on banks outside the U.S., starter checks, post-dated checks, or any conditional order or payment. If your check does not clear, you will be responsible for any loss a Fund incurs such as a loss resulting from a change in NAV. You will also be charged $25 for every check returned unpaid.
The Funds have adopted an Anti-Money Laundering Compliance Program as required by the United Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT) and appointed an Anti-Money Laundering Officer to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you is that when you open an account, the Funds’ transfer agent will ask you for your name, address, date of birth, taxpayer identification number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. The transfer agent may also ask to see your driver’s license or other identification documents, and may consult third-party databases to help verify your identity. If the transfer agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the transfer agent reserves the right to close your account or take any other action it deems reasonable or required by law.
Automatic Investment Plan
Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your bank account for investment into a Fund, on a monthly, bi‑monthly, quarterly or semi-annual basis (if your AIP falls on a weekend or holiday, it will be processed on the following business day). In order to participate in the AIP, each purchase must be in the amount of $100 or more and your financial institution must be a member of the Automated Clearing House (“ACH”) network. If your financial institution rejects your payment, the Fund’s transfer agent will charge a $25 fee to your Fund account. To begin participating in the AIP, please complete the AIP section on the account application or call the Fund’s transfer agent at (800) 248‑4486 for additional information. Any request to change or terminate your AIP should be submitted to the transfer agent at least five calendar days prior to the effective date of the next transaction.
Telephone Purchase
You may purchase additional shares of the Fund by calling the Fund’s transfer agent at (800) 248‑4486. If your account has been open for at least 7 business days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. If you order is received prior to 4 p.m. Eastern time, your shares will be purchased at the NAV calculated on the day your order is placed.

Selling Shares
You may sell shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the Fund’s transfer agent or a dealer, broker or other service provider. Your order will be processed promptly, and you will generally receive the proceeds within a week.
Before selling recently purchased shares, please note that if a Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to fifteen calendar days from the purchase date or until payment is collected, whichever is earlier. This delay will not apply if you purchased your shares via wire payment.
Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. If you hold your shares through an IRA, you may redeem shares by telephone. Investors will be asked whether or not to withhold taxes from any distribution.
Signature Guarantees
Some circumstances require written sell orders, along with signature guarantees from either a Medallion program member or a non‑Medallion program member. These include:

•	amounts in excess of $100,000

•	amounts of $1,000 or more on accounts whose address has been changed within the last 30 calendar days

•	requests to send the proceeds to a payee, address or a bank account different than what is on our records

•	if ownership is changed on your account

•	written requests to wire redemptions proceeds (if not previously authorized on the account)
Non‑financial transactions, including establishing or modifying services on an account, may require signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution.
The Funds and/or the transfer agent reserve the right to waive or require any signature guarantee based on the circumstances relative to the particular situation.
A signature guarantee helps protect against fraud. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (STAMP) but not from a notary public. Please call (800) 248‑4486 to ensure that your signature guarantee will be processed correctly.
Exchanging Shares
You can exchange from Class I, Class N, or Plan Class shares of one Fund into the same Class of another Fund offered in a different prospectus, provided that your investment meets the minimum initial investment and any other requirements of the same Class of the other Fund and that the shares of the same Class of the other Fund are eligible for sale in your state of residence. Further information about conversion of shares between classes of the same Fund may be found in the Funds’ SAI. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any Fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available).
You may also exchange the shares of any Fund you own for shares of Fidelity Prime Money Market Portfolio, which is an unaffiliated, separately managed, money market mutual fund, or exchange shares of Fidelity Prime Money Market Portfolio for shares of any Fund. You should read the Fidelity Prime Money Market Portfolio prospectus prior to investing in that fund. You can obtain a prospectus for the Fidelity Prime Money Market Portfolio by calling (800) 386‑3829 or by visiting our website at www.TCW.com.
Third Party Transactions
You may buy and redeem a Fund’s shares through certain broker-dealers and financial organizations and their authorized intermediaries. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Funds’ Transfer Agent, and you will pay or receive the next price calculated by the Funds. The broker (or agent) holds your shares in an omnibus account in the broker’s (or agent’s) name, and the broker (or agent) maintains your individual ownership records. If purchases and redemptions of a Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ prospectus.
Current and prospective investors purchasing shares of a Fund through a broker-dealer should be aware that a transaction charge, commission, and/or other form of payment may be imposed by broker-dealers that make the Fund’s shares available, and there will not be such charges if shares of the Fund are purchased directly from the Fund.
Account Statements
Every Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.
Household Mailings
Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the Funds. You may also receive proxy statements for a Fund. In order to reduce the volume of mail you receive, when possible and unless the Corporation receives contrary instructions, only one copy of these documents will be sent to those addresses shared by two or more accounts. You may write the Corporation at 865 South Figueroa Street, Los Angeles, California 90017 or telephone it at 1‑800‑386‑3829 to request individual copies of documents or to request a single copy of documents if receiving duplicate copies. The Corporation will begin sending a household single or multiple copies, as requested, as soon as practicable after receiving the request.
Lost Shareholder
It is important that the Funds maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Funds. Based upon statutory requirements for returned mail, the Funds will attempt to locate the investor or rightful owner of the account. If the Funds are unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. Mutual fund accounts may be transferred to the state government of an investor’s state of residence if no activity occurs within the account during the “inactivity period” specified in the applicable state’s abandoned property laws, which varies by state. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at 1‑800‑386‑3829 at least annually to ensure your account remains in active status. Investors who are residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Funds to complete a Texas Designation of Representative form.
General Policies
If your non‑retirement account in a Fund falls below $2,000 as a result of redemptions and or exchanges for six months or more, the Fund may close your account and send you the proceeds upon 60 days’ written notice.
Unless you decline telephone privileges on your New Account Form, you may be responsible for any fraudulent telephone order as long as the Funds’ transfer agent takes reasonable measures to verify the order. Reasonable measures include a requirement for a caller to provide certain personal identifying information. If an account of a Fund has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.
Once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).
Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.
Each Fund also reserves the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the amount you are redeeming in any 90‑day period is large enough to affect Fund operations (for example, if it equals more than $250,000 or represents more than 1% of a Fund’s assets). Securities used to make an in‑kind redemption would normally be a representative basket of securities, subject to reasonable minimum quantities to allow possible later sale by the shareholder. If your shares are redeemed in kind you will incur transaction costs upon disposition of the securities received in the distribution.
Any undeliverable dividend checks or dividend checks that remain uncashed for six months will be cancelled and will be reinvested in the applicable Fund at the per share net asset value determined as of the date of cancellation.
After the transfer agent has received the redemption request and all proper documents, payment for shares tendered will generally be made within (i) one to three business days for redemptions made by wire, and (ii) three to five business days for ACH redemptions. Redemption payments by check will generally be issued on the business day following the redemption date; however, actual receipt of the check by the redeeming investor will be subject to postal delivery schedules and timing.
Under normal circumstances, a Fund typically expects to meet redemptions with positive cash flows. When that cash is not available, the Fund seeks to maintain its portfolio weightings by selling a cross section of the Fund’s holdings to meet redemptions, while also factoring in trading costs. Under certain circumstances, including under stressed market conditions, there are additional tools that a Fund may use in order to meet redemptions, including advancing the settlement of market trades with counterparties to match investor redemption payments or delaying settlement of an investor’s transaction to match trade settlement, within regulatory requirements. Under unusual circumstances, a Fund may also borrow money (subject to certain regulatory conditions) through a bank line of credit, including a joint committed credit facility, or inter-fund borrowing from affiliated mutual funds, in order to meet redemption requests. Payment may be delayed or made partly in‑kind with marketable securities under unusual circumstances, as specified in the 1940 Act.
Trading Limits
The Funds are not intended to serve as vehicles for frequent trading activity because such trading may disrupt management of the Funds. In addition, such trading activity can increase expenses as a result of increased trading and transaction costs, forced and unplanned portfolio turnover, lost opportunity costs, and large asset swings that decrease the Funds’ ability to provide maximum investment returns to all shareholders. In addition, certain trading activity that attempts to take advantage of inefficiencies in the valuation of the Funds’ securities holdings may dilute the interests of the remaining shareholders. This in turn can have an adverse effect on the Funds’ performance.
Accordingly, the Board of Directors has adopted the following policies and procedures with respect to frequent purchases and redemptions of Fund shares by shareholders. Each Fund reserves the right to refuse any purchase or exchange request that could adversely affect the Fund or its operations, including those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading. If a purchase or exchange order with respect to a Fund is rejected, the potential investor will not benefit from any subsequent increase in the net asset value of the Fund.
For all U.S. Fixed Income Funds (as shown on the cover of this Prospectus), TCW Emerging Markets Income Fund, TCW Emerging Markets Local Currency Income Fund and TCW Emerging Markets Multi-Asset Opportunities Fund, future purchases into a Fund may be barred if a shareholder effects more than two round trips in shares of that Fund (meaning exchanges or redemptions following a purchase) in excess of certain de minimis limits within a 30‑day period. Shareholders effecting a round trip transaction in shares of a Fund in excess of the relevant de minimis threshold more than once within the above-referenced 30‑day period may receive a communication from the Fund warning that the shareholder is in danger of violating the Corporation’s frequent trading policy.
For all other Funds, future purchases into a Fund may be barred if a shareholder effects a round trip in shares of that Fund (meaning exchanges or redemptions following a purchase) in excess of certain de minimis limits within a 30‑day period.
Exceptions to these trading limits may be made only upon approval of the Corporation’s Chief Compliance Officer or his designee, and such exceptions are reported to the Board of Directors on a quarterly basis.
This policy may be revised from time to time by the officers of the Corporation in consultation with the Board of Directors without prior notice.
These restrictions do not apply to the Fidelity Prime Money Market Portfolio, to certain asset allocation programs (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading), to omnibus accounts (except to the extent noted in the next paragraph) maintained by brokers and other financial intermediaries (including 401(k) or other group retirement accounts, although restrictions on Fund share transactions comparable to those set forth in the previous paragraphs have been applied to the Advisor’s retirement savings program), and to involuntary transactions and automatic investment programs, such as dividend reinvestment or transactions pursuant to the Funds’ systematic investment or withdrawal program.
In an attempt to detect and deter excessive trading in omnibus accounts, the Corporation or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. The Funds’ ability to impose restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries. The Corporation, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or that may be made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity.
In addition, the Corporation reserves the right to:

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions, to the extent permitted under applicable SEC rules; and

•	delay sending out redemption proceeds for up to seven days (generally only applies in cases of large redemptions, excessive trading or during unusual market conditions).

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT
In Writing	(Same, except that you should include the stub that is attached to your account statement that you receive after each transaction or a note specifying the Fund name, your account number, and the name(s) your account is registered in.)
Complete the New Account Form. Mail your New Account Form and a check made payable to (Name of Fund) to:
Via Regular Mail
TCW Funds, Inc. c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701
Via Express, Registered or Certified Mail
TCW Funds, Inc. c/o U.S. Bank Global Fund Services 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202

By Telephone

Please contact the Investor Relations Department at
(800) FUND TCW (386‑3829) for a New Account Form. The Funds’ transfer agent will not establish a new account funded by fed wire unless a completed application is received prior to its receipt of the fed wire.

Wire: Have your bank send your investment to:	Before sending your fed wire, please call the Funds’ transfer agent at (800) 248‑4486 to advise them of the wire. This will ensure prompt and accurate credit to your account upon receipt of the fed wire. Wired funds must be received prior to 4:00 p.m. Eastern time to receive same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.
U.S. Bank, N.A.
777 E. Wisconsin Avenue
Milwaukee, WI 53202
ABA No. 075000022
Credit: U.S. Bank Global Fund Services
Account No. 182380074993
Further Credit: (Name of Fund)
(Name on the Fund Account)
(Fund Account Number)

Via Exchange

Call the Funds’ transfer agent at (800) 248‑4486. The new account will have the same registration as the account from which you are exchanging.

If you need help completing the New Account Form, please call the Funds’ transfer agent at (800) 248‑4486.

TO SELL OR EXCHANGE SHARES
By Mail

Write a letter of instruction that includes:
•  your name(s) and signature(s) as they appear on the account form
•  your account number
•  the Fund name
•  the dollar or share amount you want to sell or exchange
•  how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see “Your Investment — Account Policies and Services — Selling Shares”).

Mail your letter of instruction to:

Via Regular Mail TCW Funds, Inc. c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail TCW Funds, Inc. c/o U.S. Bank Global Fund Services 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202

By Telephone

Be sure the Funds have your bank account information on file. Call the Funds’ transfer agent at (800) 248‑4486 to request your transaction. Proceeds will be sent electronically to your bank or a check will be sent to the address of record.

Telephone redemption requests must be for a minimum of $1,000.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the transfer agent’s offices.

Systematic Withdrawal Plan: As another convenience, you may redeem shares through the systematic withdrawal plan. Call the Funds’ transfer agent at (800) 248‑4486 to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like. The Systematic Withdrawal Plan is not available for the Plan Class shares.

Under the plan, you may choose to receive a specified dollar amount generated from the redemption of shares in your account on a monthly, quarterly or annual basis. In order to participate in the plan, your account balance must be at least $2,000 and there must be a minimum annual withdrawal of $500. If you elect this redemption method, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (“ACH”) network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be on file with the Funds. The plan may be terminated by the Funds at any time.

You may elect to terminate your participation in the plan at any time by contacting the Funds’ transfer agent 5 calendar days prior to the effective date.

To reach the Funds’ transfer agent, U.S. Bank Global Fund Services, call: Toll free in the U.S. (800) 248‑4486

Outside the U.S. (414) 765‑4124 (collect)

Distributions and Taxes
The amount of dividends of net investment income and distributions of net realized long and short-term capital gains payable to shareholders will be determined separately for each Fund class. Dividends and distributions are paid separately for each class of shares. The dividends and distributions paid on Class I and Plan Class shares will generally be higher than those paid on Class N shares since Class N shares normally have higher expenses than Class I and Plan Class shares. Dividends from the net investment income of each Fund will be declared and paid annually except for the TCW Relative Value Dividend Appreciation Fund, TCW Enhanced Commodity Strategy Fund, and TCW Global Real Estate Fund, which will declare and pay dividends quarterly, and the TCW Emerging Markets Local Currency Income Fund, TCW Emerging Markets Income Fund, TCW Core Fixed Income Fund, TCW High Yield Bond Fund, TCW Short Term Bond Fund, TCW Total Return Bond Fund, and TCW Global Bond Fund, which will declare and pay dividends monthly. The Funds will distribute any net realized long- or short-term capital gains at least annually. Your distributions from a Fund will be reinvested in the Fund unless you instruct the Fund otherwise in writing or by telephone at least five calendar days prior to the record date of the distribution. An investor will be taxed in the same manner whether you receive your distributions (from investment company taxable income or net capital gains) in cash or reinvest them in additional shares of a Fund.
There are no fees or sales charges on reinvestments. You may request distributions be paid by check. Any undeliverable dividend checks or dividend checks that remain uncashed for six months will be cancelled and will be reinvested in the applicable Fund at the per share net asset value determined at the date of cancellation.
Distributions of a Fund’s investment company taxable income (which include, but are not limited to, interest dividends and net short-term capital gains), if any, are generally taxable to the Fund’s shareholders as ordinary income. To the extent that a Fund’s ordinary income distributions consist of “qualified dividend” income, such income may be subject to tax at the reduced rate of tax applicable to non‑corporate shareholders for net long-term capital gains, if certain holding period requirements have been satisfied by the Fund and the shareholders. Dividends received by a Fund from a REIT and from certain foreign corporations generally will not constitute qualified dividend income.
Distributions of net capital gains (net long-term capital gains less net short-term capital loss) are generally taxable as long‑term capital gains regardless of the length of time a shareholder has owned shares of a Fund. Generally, the maximum individual federal tax rate applicable to “qualified dividend income” and long-term capital gains is 20%.
An additional 3.8% federal tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
Shareholders who sell or redeem shares generally will have a capital gain or loss from the sale or redemption. The amount of gain or loss and the applicable rate of tax will depend generally on the amount paid for the shares, the amount received from the sale or redemption, and how long the shares were held by a shareholder.
A Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, a Fund may deduct these taxes in computing its taxable income. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to treat a proportionate amount of certain foreign taxes paid by it as a distribution to each shareholder, which would (subject to applicable limitations) generally permit each shareholder (1) to credit this amount or (2) to deduct this amount for purposes of computing its U.S. federal income tax liability. This will be reported by a Fund on Form 1099‑DIV annually, if applicable.
A Fund’s transactions in derivatives (such as futures contracts, swaps and covered call options) will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund’s use of derivatives may result in the Fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not use derivatives.
Under the backup withholding rules, the Funds may be required to withhold U.S. federal income tax (currently, at a rate of 24%) on all distributions to shareholders if they fail to provide the Funds with their correct taxpayer identification number or to make required certifications, or if they have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against U.S. federal income tax liability.
Foreign shareholders may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the Funds, as discussed in more detail in the SAI.
Shareholders will be advised annually as to the federal tax status of distributions made by a Fund for the preceding calendar year. Distributions by a Fund may also be subject to state and local taxes. Additional tax information may be found in the SAI. This section is not intended to be a full discussion of tax laws and the effect of such laws on you. There may be other federal, state, or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.
TCW Enhanced Commodity Strategy Fund
The TCW Enhanced Commodity Strategy Fund must derive at least 90% of its gross income from certain qualifying sources of income in order to qualify as a regulated investment company under the Code. The IRS issued Revenue Ruling 2006‑1 which concluded that income and gains from certain commodity-linked derivatives is not qualifying income under Subchapter M of the Code. As a result, the TCW Enhanced Commodity Strategy Fund’s ability to invest directly in commodity-linked swaps as part of its investment strategy is limited by the requirement that it receive no more than 10% of its gross income from such investments.
However, in Revenue Ruling 2006‑31, the IRS indicated that income from alternative investment instruments (such as certain structured notes) that create commodity exposure may be considered qualifying income under the Code. The IRS subsequently issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a fund’s investment in a controlled foreign corporation (“CFC”) also will constitute qualifying income to the fund, even if the CFC itself owns commodity-linked swaps. The TCW Enhanced Commodity Strategy Fund seeks to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary, which is a CFC. The TCW Enhanced Commodity Strategy Fund has received a private letter ruling from the IRS confirming that income from the TCW Enhanced Commodity Strategy Fund’s investment in the Subsidiary and income derived from certain commodity index-linked notes will constitute “qualifying income” for purposes of Subchapter M.
It should be noted, however, that the IRS has, for a number of years, suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Recent federal tax legislation has expanded the rules on foreign entities that are considered CFCs to include in the definition of a U.S. shareholder those shareholders that own at least 10% of the value of a foreign corporation as well as 10% of the voting power. This new rule may be interpreted to apply to U.S. shareholders such as the TCW Enhanced Commodity Strategy Fund. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the TCW Enhanced Commodity Strategy Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the TCW Enhanced Commodity Strategy Fund’s taxable income or any distributions made by the TCW Enhanced Commodity Strategy Fund or result in the inability of the TCW Enhanced Commodity Strategy Fund to operate as described in this Prospectus and the SAI.
A foreign corporation, such as the Subsidiary, generally is not subject to U.S. federal income taxation on its business income unless it is engaged in, or deemed to be engaged in, a U.S. trade or business. The TCW Enhanced Commodity Strategy Fund expects that the Subsidiary will conduct its activities so as to satisfy the requirements of a safe harbor set forth in the Code, under which the Subsidiary may engage in certain commodity-related investments without being treated as engaged in a U.S. trade or business. However, if the Subsidiary’s activities were determined not to be of the type described in the safe harbor, its activities may be subject to U.S. federal income taxation. If so, a withholding tax (currently at the rate of 10%) may apply on the sale by the TCW Enhanced Commodity Strategy Fund of the Subsidiary or the Subsidiary’s sale of certain of its investments.
A foreign corporation, such as the Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to a U.S. withholding tax at a flat 30% rate (or lower treaty rate) on certain U.S. source gross income. No tax treaty is currently in force between the United States and the Cayman Islands that would reduce the 30% rate of withholding tax. However, the TCW Enhanced Commodity Strategy Fund does not expect that the Subsidiary will derive income subject to U.S. withholding taxes.
The Subsidiary will be treated as a CFC for U.S. federal income tax purposes. As a result, the TCW Enhanced Commodity Strategy Fund must include in gross income for such purposes all of the Subsidiary’s “subpart F” income (generally, most passive income earned by a CFC) when the Subsidiary recognizes that income, whether or not the Subsidiary distributes such income to the TCW Enhanced Commodity Strategy Fund. The TCW Enhanced Commodity Strategy Fund expects that all of the Subsidiary’s income will be subpart F income. The TCW Enhanced Commodity Strategy Fund’s tax basis in the Subsidiary will be increased as a result of the TCW Enhanced Commodity Strategy Fund’s recognition of the Subsidiary’s subpart F income. The TCW Enhanced Commodity Strategy Fund will not be taxed on distributions received from the Subsidiary to the extent of the Subsidiary’s previously-undistributed subpart F income although its tax basis in the Subsidiary will be decreased by such amount. All subpart F income will be taxed as ordinary income, regardless of the nature of the transactions that generate it. Subpart F income does not qualify for treatment as qualified dividend income. If the Subsidiary recognizes a net loss, the net loss will not be available to offset income recognized by the TCW Enhanced Commodity Strategy Fund.
Portfolio Holdings Information
A description of the Funds’ policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI. Currently, disclosure of the Funds’ portfolio holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to shareholders and in the quarterly holdings report on Form N‑PORT. The SAI and Form N‑PORT are available, free of charge, on the EDGAR Database on the SEC’s website at www.sec.gov. The annual reports, semi-annual reports, Form N‑PORT and SAI for each Fund are also available by contacting the Funds at 1‑800‑FUND TCW (1‑800‑386‑3829) and on the Corporation’s website at www.TCW.com.

Financial Highlights

The following financial highlights tables are intended to help you understand each Fund’s financial performance for the fiscal years or periods indicated. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and other distributions). The information presented in the tables has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in the annual report, which is available upon request.

Financial Highlights

TCW Artificial Intelligence Equity Fund
Class I

	Year Ended October 31,				August 31, 2017 (Commencement of Operations) through October 31, 2017
	2020	2019	2018
Net Asset Value per Share, Beginning of year	$12.70	$11.18	$10.64		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss	(0.06)	(0.02)	(0.04)		(0.00	)(1)
Net Realized and Unrealized Gain on Investments(2)	5.67	1.54	0.58		0.64

Total from Investment Operations	5.61	1.52	0.54		0.64

Less Distributions:
Distributions from Net Investment Income	—	—	(0.00	)(1)	—

Net Asset Value per Share, End of year	$18.31	$12.70	$11.18		$10.64

Total Return	44.17%	13.60%	5.09%		6.40	%(3)

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$6,826	$2,940	$1,364		$695
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.81%	6.36%	8.32%		23.66	%(4)
After Expense Reimbursement	0.90%	0.92%	1.05%		1.05	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.41)%	(0.17)%	(0.34)%		0.23	%(4)
Portfolio Turnover Rate	24.16%	61.09%	74.22%		13.05	%(3)

(1)	Amount rounds to less than $0.01 per share.

(2)	Computed using average shares outstanding throughout the period.

(3)	For the period August 31, 2017 (Commencement of Operations) through October 31, 2017.

(4)	Annualized.

Financial Highlights

TCW Artificial Intelligence Equity Fund
Class N

	Year Ended October 31,				August 31, 2017 (Commencement of Operations) through October 31, 2017
	2020	2019	2018
Net Asset Value per Share, Beginning of year	$12.69	$11.17	$10.64		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss	(0.08)	(0.03)	(0.04)		(0.00	)(1)
Net Realized and Unrealized Gain on Investments(2)	5.66	1.55	0.57		0.64

Total from Investment Operations	5.58	1.52	0.53		0.64

Less Distributions:
Distributions from Net Investment Income	—	—	(0.00	)(1)	—

Net Asset Value per Share, End of year	$18.27	$12.69	$11.17		$10.64

Total Return	43.97%	13.61%	5.00%		6.40	%(3)

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$3,539	$989	$693		$532
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	3.83%	7.99%	9.60%		26.07	%(4)
After Expense Reimbursement	1.00%	1.01%	1.05%		1.05	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.53)%	(0.25)%	(0.33)%		0.25	%(4)
Portfolio Turnover Rate	24.16%	61.09%	74.22%		13.05	%(3)

(1)	Amount rounds to less than $0.01 per share.

(2)	Computed using average shares outstanding throughout the period.

(3)	For the period August 31, 2017 (Commencement of Operations) through October 31, 2017.

(4)	Annualized.

Financial Highlights

TCW Global Real Estate Fund
Class I

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of year	$11.16	$9.30	$10.10	$9.42	$9.71

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.17	0.33	0.25	0.25	0.30
Net Realized and Unrealized Gain (Loss) on Investments	(0.05)	1.78	(0.85)	0.70	(0.26)

Total from Investment Operations	0.12	2.11	(0.60)	0.95	0.04

Less Distributions:
Distributions from Net Investment Income	(0.16)	(0.25)	(0.20)	(0.27)	(0.29)
Distributions from Net Realized Gain	—	—	—	—	(0.01)
Distributions from Return of Capital	(0.05)	—	—	—	(0.03)

Total Distributions	(0.21)	(0.25)	(0.20)	(0.27)	(0.33)

Net Asset Value per Share, End of year	$11.07	$11.16	$9.30	$10.10	$9.42

Total Return	1.15%	23.17%	(6.06)%	10.28%	0.31%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$9,175	$6,518	$2,886	$2,818	$3,499
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.80%	3.15%	3.78%	4.38%	3.29%
After Expense Reimbursement	1.00%	1.00%	1.12%	1.37%	1.40%
Ratio of Net Investment Income to Average Net Assets	1.59%	3.25%	2.55%	2.57%	3.14%
Portfolio Turnover Rate	136.71%	85.18%	121.67%	74.51%	68.69%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Global Real Estate Fund
Class N

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of year	$11.16	$9.30	$10.10	$9.42	$9.70

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.13	0.39	0.24	0.25	0.32
Net Realized and Unrealized Gain (Loss) on Investments	(0.03)	1.71	(0.85)	0.70	(0.27)

Total from Investment Operations	0.10	2.10	(0.61)	0.95	0.05

Less Distributions:
Distributions from Net Investment Income	(0.15)	(0.24)	(0.19)	(0.27)	(0.29)
Distributions from Net Realized Gain	—	—	—	—	(0.01)
Distributions from Return of Capital	(0.05)	—	—	—	(0.03)

Total Distributions	(0.20)	(0.24)	(0.19)	(0.27)	(0.33)

Net Asset Value per Share, End of year	$11.06	$11.16	$9.30	$10.10	$9.42

Total Return	0.94%	22.99%	(6.14)%	10.28%	0.41%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$4,370	$658	$536	$581	$517
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	5.14%	7.17%	7.65%	7.92%	6.66%
After Expense Reimbursement	1.15%	1.15%	1.22%	1.37%	1.40%
Ratio of Net Investment Income to Average Net Assets	1.21%	3.88%	2.46%	2.51%	3.34%
Portfolio Turnover Rate	136.71%	85.18%	121.67%	74.51%	68.69%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW New America Premier Equities Fund
Class I

	Year Ended October 31,				January 29, 2016 (Commencement of Operations) through October 31, 2016
	2020	2019	2018	2017
Net Asset Value per Share, Beginning of year	$20.34	$16.27	$15.24	$11.23	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.01	0.11	(0.02)	0.01	0.08
Net Realized and Unrealized Gain on Investments	2.48	4.18	1.59	4.22	1.15

Total from Investment Operations	2.49	4.29	1.57	4.23	1.23

Less Distributions:
Distributions from Net Investment Income	(0.10)	(0.01)	—	(0.05)	—
Distributions from Net Realized Gain	(0.09)	(0.21)	(0.54)	(0.17)	—

Total Distributions	(0.19)	(0.22)	(0.54)	(0.22)	—

Net Asset Value per Share, End of year	$22.64	$20.34	$16.27	$15.24	$11.23

Total Return	12.31%	26.79%	10.60%	38.41%	12.30	%(2)

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$153,647	$103,442	$28,486	$16,527	$3,143
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.83%	0.93%	1.28%	1.79%	4.72	%(3)
After Expense Reimbursement	NA	0.82%	1.04%	1.04%	1.05	%(3)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.03%	0.56%	(0.13)%	0.11%	1.03	%(3)
Portfolio Turnover Rate	88.08%	105.28%	49.68%	114.48%	73.83	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period January 29, 2016 (Commencement of Operations) through October 31, 2016.

(3)	Annualized.

Financial Highlights

TCW New America Premier Equities Fund
Class N

	Year Ended October 31,				January 29, 2016 (Commencement of Operations) through October 31, 2016
	2020	2019	2018	2017
Net Asset Value per Share, Beginning of year	$20.31	$16.27	$15.24	$11.23	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.01)	0.06	(0.02)	0.01	0.08
Net Realized and Unrealized Gain on Investments	2.44	4.20	1.59	4.22	1.15

Total from Investment Operations	2.43	4.26	1.57	4.23	1.23

Less Distributions:
Distributions from Net Investment Income	(0.06)	(0.01)	—	(0.05)	—
Distributions from Net Realized Gain	(0.09)	(0.21)	(0.54)	(0.17)	—

Total Distributions	(0.15)	(0.22)	(0.54)	(0.22)	—

Net Asset Value per Share, End of year	$22.59	$20.31	$16.27	$15.24	$11.23

Total Return	12.02%	26.60%	10.60%	38.41%	12.30	%(2)

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$29,870	$52,130	$4,879	$2,313	$1,128
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.17%	1.28%	2.14%	3.64%	6.08	%(3)
After Expense Reimbursement	1.05%	1.00%	1.04%	1.04%	1.05	%(3)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.05)%	0.32%	(0.13)%	0.11%	0.98	%(3)
Portfolio Turnover Rate	88.08%	105.28%	49.68%	114.48%	73.83	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period January 29, 2016 (Commencement of Operations) through October 31, 2016.

(3)	Annualized.

Financial Highlights

TCW Relative Value Dividend Appreciation Fund
Class I

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of year	$17.92	$17.47	$19.14	$16.95	$16.49

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.40	0.39	0.35	0.48	0.35
Net Realized and Unrealized Gain (Loss) on Investments	(1.81)	1.37	(0.90)	2.17	0.41

Total from Investment Operations	(1.41)	1.76	(0.55)	2.65	0.76

Less Distributions:
Distributions from Net Investment Income	(0.41)	(0.39)	(0.40)	(0.46)	(0.30)
Distributions from Net Realized Gain	(1.19)	(0.92)	(0.72)	—	—

Total Distributions	(1.60)	(1.31)	(1.12)	(0.46)	(0.30)

Net Asset Value per Share, End of year	$14.91	$17.92	$17.47	$19.14	$16.95

Total Return	(8.71)%	11.27%	(3.28)%	15.69%	4.66%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$55,326	$88,314	$95,108	$128,498	$165,331
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.75%	0.75%	0.78%	0.78%	0.87%
After Expense Reimbursement	0.71%	0.74%	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	2.53%	2.28%	1.84%	2.60%	2.11%
Portfolio Turnover Rate	19.68%	17.71%	18.48%	23.45%	19.13%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Relative Value Dividend Appreciation Fund
Class N

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of year	$18.24	$17.77	$19.46	$17.23	$16.76

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.37	0.37	0.32	0.43	0.31
Net Realized and Unrealized Gain (Loss) on Investments	(1.84)	1.38	(0.93)	2.23	0.43

Total from Investment Operations	(1.47)	1.75	(0.61)	2.66	0.74

Less Distributions:
Distributions from Net Investment Income	(0.38)	(0.36)	(0.36)	(0.43)	(0.27)
Distributions from Net Realized Gain	(1.19)	(0.92)	(0.72)	—	—

Total Distributions	(1.57)	(1.28)	(1.08)	(0.43)	(0.27)

Net Asset Value per Share, End of year	$15.20	$18.24	$17.77	$19.46	$17.23

Total Return	(8.88)%	11.02%	(3.52)%	15.46%	4.43%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$152,934	$223,322	$411,123	$493,766	$876,421
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.02%	1.04%	1.05%	1.05%	1.15%
After Expense Reimbursement	0.92%	0.96%	1.00%	1.00%	1.11%
Ratio of Net Investment Income to Average Net Assets	2.32%	2.10%	1.62%	2.24%	1.86%
Portfolio Turnover Rate	19.68%	17.71%	18.48%	23.45%	19.13%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Relative Value Large Cap Fund
Class I

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of year	$18.69	$19.82	$24.30	$21.38	$21.99

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.22	0.33	0.28	0.49	0.32
Net Realized and Unrealized Gain (Loss) on Investments	(0.57)	0.84	(1.18)	3.96	0.19

Total from Investment Operations	(0.35)	1.17	(0.90)	4.45	0.51

Less Distributions:
Distributions from Net Investment Income	(0.49)	(0.31)	(0.47)	(0.41)	(0.25)
Distributions from Net Realized Gain	(7.01)	(1.99)	(3.11)	(1.12)	(0.87)

Total Distributions	(7.50)	(2.30)	(3.58)	(1.53)	(1.12)

Net Asset Value per Share, End of year	$10.84	$18.69	$19.82	$24.30	$21.38

Total Return	(7.02)%	8.13%	(5.11)%	21.55%	2.61%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$83,765	$136,917	$402,035	$472,078	$480,174
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.80%	0.78%	0.77%	0.77%	0.88%
After Expense Reimbursement	0.71%	0.74%	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	1.88%	1.79%	1.28%	2.11%	1.57%
Portfolio Turnover Rate	31.17%	19.47%	20.47%	24.44%	14.71%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Relative Value Large Cap Fund
Class N

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of year	$18.62	$19.74	$24.21	$21.31	$21.91

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.19	0.28	0.23	0.44	0.28
Net Realized and Unrealized Gain (Loss) on Investments	(0.56)	0.86	(1.18)	3.94	0.19

Total from Investment Operations	(0.37)	1.14	(0.95)	4.38	0.47

Less Distributions:
Distributions from Net Investment Income	(0.45)	(0.27)	(0.41)	(0.36)	(0.20)
Distributions from Net Realized Gain	(7.01)	(1.99)	(3.11)	(1.12)	(0.87)

Total Distributions	(7.46)	(2.26)	(3.52)	(1.48)	(1.07)

Net Asset Value per Share, End of year	$10.79	$18.62	$19.74	$24.21	$21.31

Total Return	(7.17)%	7.92%	(5.35)%	21.27%	2.42%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$9,277	$11,535	$13,003	$16,373	$19,530
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.32%	1.24%	1.21%	1.16%	1.23%
After Expense Reimbursement	0.91%	0.95%	0.99%	1.00%	1.10%
Ratio of Net Investment Income to Average Net Assets	1.67%	1.52%	1.05%	1.93%	1.35%
Portfolio Turnover Rate	31.17%	19.47%	20.47%	24.44%	14.71%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Relative Value Mid Cap Fund
Class I

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of year	$21.06	$22.44	$25.96	$20.02	$22.43

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.17	0.18	0.12	0.11	0.18
Net Realized and Unrealized Gain (Loss) on Investments	(1.78)	0.21	(1.56)	5.96	0.34

Total from Investment Operations	(1.61)	0.39	(1.44)	6.07	0.52

Less Distributions:
Distributions from Net Investment Income	(0.18)	(0.15)	(0.13)	(0.13)	(0.16)
Distributions from Net Realized Gain	(0.37)	(1.62)	(1.95)	—	(2.77)

Total Distributions	(0.55)	(1.77)	(2.08)	(0.13)	(2.93)

Net Asset Value per Share, End of year	$18.90	$21.06	$22.44	$25.96	$20.02

Total Return	(8.07)%	3.18%	(6.48)%	30.40%	3.53%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$51,021	$63,957	$72,527	$84,136	$74,840
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.97%	0.95%	0.92%	0.99%	0.98%
After Expense Reimbursement	0.87%	0.90%	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	0.90%	0.86%	0.48%	0.45%	0.96%
Portfolio Turnover Rate	42.07%	25.89%	22.60%	31.93%	17.81%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Relative Value Mid Cap Fund
Class N

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of year	$20.45	$21.82	$25.28	$19.50	$21.90

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.15	0.15	0.09	0.07	0.14
Net Realized and Unrealized Gain (Loss) on Investments	(1.74)	0.21	(1.52)	5.80	0.32

Total from Investment Operations	(1.59)	0.36	(1.43)	5.87	0.46

Less Distributions:
Distributions from Net Investment Income	(0.15)	(0.11)	(0.08)	(0.09)	(0.09)
Distributions from Net Realized Gain	(0.37)	(1.62)	(1.95)	—	(2.77)

Total Distributions	(0.52)	(1.73)	(2.03)	(0.09)	(2.86)

Net Asset Value per Share, End of year	$18.34	$20.45	$21.82	$25.28	$19.50

Total Return	(8.18)%	3.12%	(6.61)%	30.15%	3.30%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$10,902	$14,448	$18,040	$19,095	$16,839
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.42%	1.37%	1.31%	1.37%	1.35%
After Expense Reimbursement	0.97%	1.00%	1.04%	1.16%	1.20%
Ratio of Net Investment Income to Average Net Assets	0.81%	0.76%	0.36%	0.29%	0.74%
Portfolio Turnover Rate	42.07%	25.89%	22.60%	31.93%	17.81%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Select Equities Fund
Class I

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of year	$27.64	$27.13	$30.42	$26.06	$29.65

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.08)	(0.06)	(0.08)	(0.05)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	9.04	4.21	3.37	5.99	(1.42)

Total from Investment Operations	8.96	4.15	3.29	5.94	(1.52)

Less Distributions:
Distributions from Net Realized Gain	(2.47)	(3.64)	(6.58)	(1.58)	(2.07)

Net Asset Value per Share, End of year	$34.13	$27.64	$27.13	$30.42	$26.06

Total Return	34.59%	18.98%	12.59%	24.47%	(5.56)%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$633,683	$770,079	$740,485	$768,535	$1,264,622
Ratio of Expenses to Average Net Assets	0.76%	0.80%	0.87%	0.88%	0.89%
Ratio of Net Investment Loss to Average Net Assets	(0.28)%	(0.25)%	(0.29)%	(0.18)%	(0.38)%
Portfolio Turnover Rate	4.09%	6.41%	15.43%	17.95%	14.05%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Select Equities Fund
Class N

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of year	$24.59	$24.61	$28.23	$24.35	$27.91

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.13)	(0.11)	(0.13)	(0.10)	(0.16)
Net Realized and Unrealized Gain (Loss) on Investments	7.96	3.73	3.09	5.56	(1.33)

Total from Investment Operations	7.83	3.62	2.96	5.46	(1.49)

Less Distributions:
Distributions from Net Realized Gain	(2.47)	(3.64)	(6.58)	(1.58)	(2.07)

Net Asset Value per Share, End of year	$29.95	$24.59	$24.61	$28.23	$24.35

Total Return	34.26%	18.74%	12.36%	24.20%	(5.81)%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$161,625	$132,332	$133,252	$138,807	$151,174
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.06%	1.08%	1.15%	1.16%	1.16%
After Expense Reimbursement	0.99%	1.01%	1.08%	1.11%	1.14%
Ratio of Net Investment Loss to Average Net Assets	(0.51)%	(0.45)%	(0.50)%	(0.39)%	(0.64)%
Portfolio Turnover Rate	4.09%	6.41%	15.43%	17.95%	14.05%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Core Fixed Income Fund
Class I

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of year	$11.41	$10.52	$10.99	$11.28	$11.14

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.20	0.30	0.25	0.22	0.19
Net Realized and Unrealized Gain (Loss) on Investments	0.61	0.89	(0.45)	(0.15)	0.24

Total from Investment Operations	0.81	1.19	(0.20)	0.07	0.43

Less Distributions:
Distributions from Net Investment Income	(0.24)	(0.30)	(0.27)	(0.23)	(0.19)
Distributions from Net Realized Gain	—	—	—	(0.13)	(0.10)

Total Distributions	(0.24)	(0.30)	(0.27)	(0.36)	(0.29)

Net Asset Value per Share, End of year	$11.98	$11.41	$10.52	$10.99	$11.28

Total Return	7.14%	11.48%	(1.87)%	0.68%	3.97%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$1,344,787	$946,896	$975,741	$1,379,196	$1,421,267
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.51%	0.51%	0.51%	0.51%	0.51%
After Expense Reimbursement	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of Net Investment Income to Average Net Assets	1.66%	2.69%	2.34%	1.96%	1.70%
Portfolio Turnover Rate	371.22%	214.76%	267.96%	287.39%	283.38%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Core Fixed Income Fund
Class N

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of year	$11.38	$10.49	$10.96	$11.25	$11.12

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.18	0.27	0.23	0.19	0.16
Net Realized and Unrealized Gain (Loss) on Investments	0.60	0.90	(0.46)	(0.15)	0.24

Total from Investment Operations	0.78	1.17	(0.23)	0.04	0.40

Less Distributions:
Distributions from Net Investment Income	(0.21)	(0.28)	(0.24)	(0.20)	(0.17)
Distributions from Net Realized Gain	—	—	—	(0.13)	(0.10)

Total Distributions	(0.21)	(0.28)	(0.24)	(0.33)	(0.27)

Net Asset Value per Share, End of year	$11.95	$11.38	$10.49	$10.96	$11.25

Total Return	6.92%	11.27%	(2.10)%	0.41%	3.66%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$241,938	$240,107	$270,477	$356,930	$487,223
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.80%	0.81%	0.81%	0.79%	0.79%
After Expense Reimbursement	0.67%	0.70%	0.72%	0.75%	0.77%
Ratio of Net Investment Income to Average Net Assets	1.53%	2.48%	2.12%	1.69%	1.41%
Portfolio Turnover Rate	371.22%	214.76%	267.96%	287.39%	283.38%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Core Fixed Income Fund
Class Plan

	February 28, 2020 (Commencement of Operations) through October 31, 2020
Net Asset Value per Share, Beginning of year	$11.72

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.18
Net Realized and Unrealized Gain on Investments	0.29

Total from Investment Operations	0.47

Less Distributions:
Distributions from Net Investment Income	(0.13)

Net Asset Value per Share, End of year	$12.06

Total Return	3.98	%(2)

Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$0.00	(3)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	14703.31	%(4)
After Expense Reimbursement	0.44	%(4)
Ratio of Net Investment Income to Average Net Assets	2.20	%(4)
Portfolio Turnover Rate	371.22	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period February 28, 2020 (Commencement of Operations) through October 31, 2020.
(3)	Amount Rounds to less than $1,000.

(4)	Annualized.

Financial Highlights

TCW Enhanced Commodity Strategy Fund
Class I

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of year	$4.84	$5.01	$5.20	$5.15	$5.30

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.10	0.17	0.11	0.12	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(0.41)	(0.20)	(0.20)	0.10	(0.14)

Total from Investment Operations	(0.31)	(0.03)	(0.09)	0.22	(0.10)

Less Distributions:
Distributions from Net Investment Income	(0.15)	(0.14)	(0.10)	(0.11)	(0.05)
Distributions from Net Realized Gain	(0.02)	—	—	(0.06)	—

Total Distributions	(0.17)	(0.14)	(0.10)	(0.17)	(0.05)

Net Asset Value per Share, End of year	$4.36	$4.84	$5.01	$5.20	$5.15

Total Return	(5.82)%	(0.96)%	(1.96)%	4.55%	(1.83)%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$693	$740	$1,208	$758	$725
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	16.92%	17.82%	11.53%	16.65%	9.74%
After Expense Reimbursement	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income to Average Net Assets	2.29%	3.45%	2.06%	2.31%	0.88%
Portfolio Turnover Rate	54.50%	122.23%	75.52%	0.00%	2.44%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Enhanced Commodity Strategy Fund
Class N

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of year	$4.84	$5.01	$5.21	$5.15	$5.31

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.10	0.17	0.11	0.12	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(0.42)	(0.20)	(0.21)	0.11	(0.15)

Total from Investment Operations	(0.32)	(0.03)	(0.10)	0.23	(0.11)

Less Distributions:
Distributions from Net Investment Income	(0.15)	(0.14)	(0.10)	(0.11)	(0.05)
Distributions from Net Realized Gain	(0.02)	—	—	(0.06)	—

Total Distributions	(0.17)	(0.14)	(0.10)	(0.17)	(0.05)

Net Asset Value per Share, End of year	$4.35	$4.84	$5.01	$5.21	$5.15

Total Return	(5.90)%	(1.16)%	(1.96)%	4.55%	(2.03)%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$472	$504	$507	$517	$496
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	17.60%	19.14%	12.59%	18.01%	10.21%
After Expense Reimbursement	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of Net Investment Income to Average Net Assets	2.24%	3.57%	2.02%	2.26%	0.83%
Portfolio Turnover Rate	54.50%	122.23%	75.52%	0.00%	2.44%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Global Bond Fund
Class I

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of year	$10.26	$9.45	$9.75	$9.88	$9.85

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.25	0.24	0.19	0.17	0.20
Net Realized and Unrealized Gain (Loss) on Investments	0.54	0.73	(0.43)	(0.07)	0.19

Total from Investment Operations	0.79	0.97	(0.24)	0.10	0.39

Less Distributions:
Distributions from Net Investment Income	(0.15)	(0.16)	(0.05)	(0.16)	(0.22)
Distributions from Net Realized Gain	(0.24)	—	(0.01)	(0.07)	(0.14)

Total Distributions	(0.39)	(0.16)	(0.06)	(0.23)	(0.36)

Net Asset Value per Share, End of year	$10.66	$10.26	$9.45	$9.75	$9.88

Total Return	7.99%	10.42%	(2.54)%	1.07%	4.03%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$10,822	$9,384	$8,505	$8,714	$8,648
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.66%	1.79%	1.63%	1.60%	1.48%
After Expense Reimbursement	0.60%	0.66%	1.00%	1.04%	1.05%
Ratio of Net Investment Income to Average Net Assets	2.40%	2.48%	1.99%	1.75%	2.02%
Portfolio Turnover Rate	228.14%	83.18%	102.42%	90.08%	116.87%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Global Bond Fund
Class N

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of year	$10.26	$9.45	$9.75	$9.88	$9.85

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.24	0.24	0.19	0.17	0.20
Net Realized and Unrealized Gain (Loss) on Investments	0.55	0.72	(0.43)	(0.07)	0.19

Total from Investment Operations	0.79	0.96	(0.24)	0.10	0.39

Less Distributions:
Distributions from Net Investment Income	(0.15)	(0.15)	(0.05)	(0.16)	(0.22)
Distributions from Net Realized Gain	(0.24)	—	(0.01)	(0.07)	(0.14)

Total Distributions	(0.39)	(0.15)	(0.06)	(0.23)	(0.36)

Net Asset Value per Share, End of year	$10.66	$10.26	$9.45	$9.75	$9.88

Total Return	7.93%	10.32%	(2.54)%	1.07%	4.03%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$10,972	$8,282	$7,476	$7,679	$7,586
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.94%	2.09%	1.92%	1.89%	1.76%
After Expense Reimbursement	0.70%	0.74%	1.00%	1.04%	1.05%
Ratio of Net Investment Income to Average Net Assets	2.29%	2.39%	1.99%	1.75%	2.02%
Portfolio Turnover Rate	228.14%	83.18%	102.42%	90.08%	116.87%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW High Yield Bond Fund
Class I

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of year	$6.49	$6.15	$6.37	$6.23	$6.18

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.24	0.27	0.26	0.24	0.24
Net Realized and Unrealized Gain (Loss) on Investments	0.19	0.36	(0.17)	0.18	0.06

Total from Investment Operations	0.43	0.63	0.09	0.42	0.30

Less Distributions:
Distributions from Net Investment Income	(0.26)	(0.29)	(0.31)	(0.28)	(0.25)

Net Asset Value per Share, End of year	$6.66	$6.49	$6.15	$6.37	$6.23

Total Return	6.88%	10.44%	1.40%	6.80%	5.06%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$85,990	$19,563	$7,749	$14,195	$20,265
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.97%	1.68%	1.50%	1.22%	1.03%
After Expense Reimbursement	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of Net Investment Income to Average Net Assets	3.67%	4.18%	4.13%	3.85%	3.88%
Portfolio Turnover Rate	111.34%	121.56%	104.21%	179.87%	244.36%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW High Yield Bond Fund
Class N

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of year	$6.54	$6.19	$6.42	$6.28	$6.23

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.23	0.25	0.25	0.23	0.22
Net Realized and Unrealized Gain (Loss) on Investments	0.18	0.38	(0.18)	0.18	0.07

Total from Investment Operations	0.41	0.63	0.07	0.41	0.29

Less Distributions:
Distributions from Net Investment Income	(0.25)	(0.28)	(0.30)	(0.27)	(0.24)

Net Asset Value per Share, End of year	$6.70	$6.54	$6.19	$6.42	$6.28

Total Return	6.61%	10.16%	1.04%	6.59%	4.82%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$17,805	$9,923	$5,041	$6,934	$7,526
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.47%	2.05%	1.98%	1.65%	1.40%
After Expense Reimbursement	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of Net Investment Income to Average Net Assets	3.46%	3.96%	3.90%	3.60%	3.64%
Portfolio Turnover Rate	111.34%	121.56%	104.21%	179.87%	244.36%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Short Term Bond Fund
Class I

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of year	$8.59	$8.54	$8.62	$8.70	$8.69

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.16	0.25	0.15	0.08	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(0.01)	0.07	(0.04)	(0.01)	0.02

Total from Investment Operations	0.15	0.32	0.11	0.07	0.07

Less Distributions:
Distributions from Net Investment Income	(0.11)	(0.27)	(0.19)	(0.15)	(0.06)
Distributions from Return of Capital	(0.03)	—	—	—	—

Total Distributions	(0.14)	(0.27)	(0.19)	(0.15)	(0.06)

Net Asset Value per Share, End of year	$8.60	$8.59	$8.54	$8.62	$8.70

Total Return	1.70%	3.83%	1.26%	0.75%	0.84%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$7,698	$5,644	$7,280	$7,951	$7,698
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.77%	3.37%	2.28%	1.65%	2.46%
After Expense Reimbursement	0.44%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	1.83%	2.94%	1.70%	0.96%	0.58%
Portfolio Turnover Rate	191.22%	248.19%	199.55%	131.31%	46.36%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Total Return Bond Fund
Class I

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of year	$10.07	$9.46	$9.98	$10.33	$10.28

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.26	0.34	0.31	0.27	0.26
Net Realized and Unrealized Gain (Loss) on Investments	0.44	0.68	(0.48)	(0.20)	0.11

Total from Investment Operations	0.70	1.02	(0.17)	0.07	0.37

Less Distributions:
Distributions from Net Investment Income	(0.31)	(0.41)	(0.35)	(0.26)	(0.25)
Distributions from Net Realized Gain	—	—	—	(0.16)	(0.07)

Total Distributions	(0.31)	(0.41)	(0.35)	(0.42)	(0.32)

Net Asset Value per Share, End of year	$10.46	$10.07	$9.46	$9.98	$10.33

Total Return	7.08%	10.82%	(1.67)%	0.72%	3.63%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$5,737,736	$4,898,103	$5,587,668	$7,103,832	$8,042,194
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.55%	0.62%	0.62%	0.61%	0.60%
After Expense Reimbursement	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of Net Investment Income to Average Net Assets	2.50%	3.47%	3.20%	2.73%	2.55%
Portfolio Turnover Rate	269.04%	177.80%	241.76%	287.55%	318.48%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Total Return Bond Fund
Class N

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of year	$10.37	$9.76	$10.29	$10.65	$10.60

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.23	0.32	0.29	0.25	0.24
Net Realized and Unrealized Gain (Loss) on Investments	0.47	0.69	(0.49)	(0.21)	0.11

Total from Investment Operations	0.70	1.01	(0.20)	0.04	0.35

Less Distributions:
Distributions from Net Investment Income	(0.29)	(0.40)	(0.33)	(0.24)	(0.23)
Distributions from Net Realized Gain	—	—	—	(0.16)	(0.07)

Total Distributions	(0.29)	(0.40)	(0.33)	(0.40)	(0.30)

Net Asset Value per Share, End of year	$10.78	$10.37	$9.76	$10.29	$10.65

Total Return	6.86%	10.46%	(1.96)%	0.41%	3.35%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$1,844,170	$963,512	$1,121,741	$1,902,308	$2,762,803
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.79%	0.88%	0.88%	0.88%	0.87%
After Expense Reimbursement	0.73%	0.79%	0.79%	0.79%	0.79%
Ratio of Net Investment Income to Average Net Assets	2.21%	3.16%	2.89%	2.42%	2.25%
Portfolio Turnover Rate	269.04%	177.80%	241.76%	287.55%	318.48%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Total Return Bond Fund
Class Plan

	February 28, 2020 (Commencement of Operations) through October 31, 2020
Net Asset Value per Share, Beginning of year	$10.33

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.20
Net Realized and Unrealized Gain on Investments	0.13

Total from Investment Operations	0.33

Less Distributions:
Distributions from Net Investment Income	(0.16)

Net Asset Value per Share, End of year	$10.50

Total Return	3.22	%(2)

Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$0.00	(3)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	14761.71	%(4)
After Expense Reimbursement	0.44	%(4)
Ratio of Net Investment Income to Average Net Assets	2.84	%(4)
Portfolio Turnover Rate	269.04	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period February 28, 2020 (Commencement of Operations) through October 31, 2020.

(3)	Amount Rounds to less than $1,000.

(4)	Annualized.

Financial Highlights

TCW Developing Markets Equity Fund
Class I

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of year	$10.14	$9.39	$11.17	$9.10	$8.62

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.02	0.10	0.06	0.07	0.10
Net Realized and Unrealized Gain (Loss) on Investments	1.79	0.69	(1.78)	2.09	0.38

Total from Investment Operations	1.81	0.79	(1.72)	2.16	0.48

Less Distributions:
Distributions from Net Investment Income	(0.09)	(0.04)	(0.06)	(0.09)	(0.00	)(2)

Net Asset Value per Share, End of year	$11.86	$10.14	$9.39	$11.17	$9.10

Total Return	17.90%	8.46%	(15.51)%	23.96%	5.63%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$4,314	$4,071	$3,750	$4,433	$3,577
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	4.06%	4.88%	3.45%	3.94%	3.56%
After Expense Reimbursement	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets	0.15%	1.03%	0.49%	0.77%	1.15%
Portfolio Turnover Rate	148.22%	207.48%	163.33%	194.58%	154.70%

(1)	Computed using average shares outstanding throughout the period.

(2)	Amount rounds to less than $0.01 per share.

Financial Highlights

TCW Developing Markets Equity Fund
Class N

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of year	$10.14	$9.39	$11.17	$9.10	$8.62

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.02	0.10	0.06	0.07	0.10
Net Realized and Unrealized Gain (Loss) on Investments	1.78	0.69	(1.78)	2.09	0.38

Total from Investment Operations	1.80	0.79	(1.72)	2.16	0.48

Less Distributions:
Distributions from Net Investment Income	(0.09)	(0.04)	(0.06)	(0.09)	(0.00	)(2)

Net Asset Value per Share, End of year	$11.85	$10.14	$9.39	$11.17	$9.10

Total Return	17.80%	8.46%	(15.51)%	23.96%	5.63%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$1,861	$1,575	$1,468	$1,722	$1,364
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	5.17%	6.11%	4.51%	5.08%	4.80%
After Expense Reimbursement	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets	0.16%	1.03%	0.49%	0.77%	1.15%
Portfolio Turnover Rate	148.22%	207.48%	163.33%	194.58%	154.70%

(1)	Computed using average shares outstanding throughout the period.

(2)	Amount rounds to less than $0.01 per share.

Financial Highlights

TCW Emerging Markets Income Fund
Class I

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of year	$8.33	$7.77	$8.54	$8.34	$7.67

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.39	0.46	0.43	0.55	0.55
Net Realized and Unrealized Gain (Loss) on Investments	(0.46)	0.54	(0.83)	0.09	0.52

Total from Investment Operations	(0.07)	1.00	(0.40)	0.64	1.07

Less Distributions:
Distributions from Net Investment Income	(0.33)	(0.44)	(0.37)	(0.44)	(0.40)

Net Asset Value per Share, End of year	$7.93	$8.33	$7.77	$8.54	$8.34

Total Return	(0.69)%	13.13%	(4.85)%	7.95%	14.29%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$5,877,348	$5,668,552	$4,365,456	$3,039,671	$2,574,798
Ratio of Expenses to Average Net Assets	0.85%	0.84%	0.86%	0.87%	0.87%
Ratio of Net Investment Income to Average Net Assets	4.95%	5.62%	5.33%	6.56%	6.95%
Portfolio Turnover Rate	135.46%	136.47%	149.50%	212.16%	214.73%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Emerging Markets Income Fund
Class N

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of year	$10.72	$10.00	$11.00	$10.75	$9.89

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.49	0.57	0.53	0.68	0.68
Net Realized and Unrealized Gain (Loss) on Investments	(0.57)	0.69	(1.08)	0.12	0.67

Total from Investment Operations	(0.08)	1.26	(0.55)	0.80	1.35

Less Distributions:
Distributions from Net Investment Income	(0.41)	(0.54)	(0.45)	(0.55)	(0.49)

Net Asset Value per Share, End of year	$10.23	$10.72	$10.00	$11.00	$10.75

Total Return	(0.69)%	12.85%	(5.16)%	7.67%	13.98%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$261,520	$320,492	$342,660	$510,877	$534,151
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.14%	1.14%	1.16%	1.15%	1.15%
After Expense Reimbursement	0.98%	1.05%	1.10%	1.13%	N/A
Ratio of Net Investment Income to Average Net Assets	4.82%	5.41%	5.03%	6.30%	6.71%
Portfolio Turnover Rate	135.46%	136.47%	149.50%	212.16%	214.73%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Emerging Markets Income Fund
Class Plan

	March 2, 2020 (Commencement of Operations) through October 31, 2020
Net Asset Value per Share, Beginning of year	$8.34

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.26
Net Realized and Unrealized Loss on Investments	(0.48)

Total from Investment Operations	(0.22)

Less Distributions:
Distributions from Net Investment Income	(0.19)

Net Asset Value per Share, End of year	$7.93

Total Return	(2.59	)%(2)

Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$489,106
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.79	%(3)
After Expense Reimbursement	0.77	%(3)
Ratio of Net Investment Income to Average Net Assets	4.96	%(3)
Portfolio Turnover Rate	135.46	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period March 2, 2020 (Commencement of Operations) through October 31, 2020.

(3)	Annualized.

Financial Highlights

TCW Emerging Markets Local Currency Income Fund
Class I

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of year	$9.17	$8.14	$9.30	$9.13	$8.18

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.42	0.58	0.53	0.64	0.52
Net Realized and Unrealized Gain (Loss) on Investments	(0.89)	0.57	(1.19)	(0.06)	0.43

Total from Investment Operations	(0.47)	1.15	(0.66)	0.58	0.95

Less Distributions:
Distributions from Net Investment Income	(0.09)	(0.12)	(0.23)	(0.41)	—
Distributions from Return of Capital	(0.04)	—	(0.27)	—	—

Total Distributions	(0.13)	(0.12)	(0.50)	(0.41)	—

Net Asset Value per Share, End of year	$8.57	$9.17	$8.14	$9.30	$9.13

Total Return	(5.26)%	14.26%	(7.74)%	6.33%	11.61%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$192,679	$220,968	$264,754	$138,068	$97,650
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.97%	1.03%	0.95%	1.03%	1.00%
After Expense Reimbursement	0.85%	0.88%	N/A	0.99%	0.99%
Ratio of Net Investment Income to Average Net Assets	4.90%	6.66%	5.90%	6.83%	6.12%
Portfolio Turnover Rate	135.99%	127.74%	185.72%	137.44%	209.07%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Emerging Markets Local Currency Income Fund
Class N

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of year	$9.15	$8.13	$9.29	$9.12	$8.17

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.42	0.57	0.51	0.64	0.48
Net Realized and Unrealized Gain (Loss) on Investments	(0.89)	0.57	(1.17)	(0.06)	0.47

Total from Investment Operations	(0.47)	1.14	(0.66)	0.58	0.95

Less Distributions:
Distributions from Net Investment Income	(0.09)	(0.12)	(0.23)	(0.41)	—
Distributions from Return of Capital	(0.04)	—	(0.27)	—	—

Total Distributions	(0.13)	(0.12)	(0.50)	(0.41)	—

Net Asset Value per Share, End of year	$8.55	$9.15	$8.13	$9.29	$9.12

Total Return	(5.28)%	14.14%	(7.75)%	6.33%	11.63%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$25,329	$28,011	$47,664	$34,807	$15,325
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.35%	1.40%	1.32%	1.35%	1.31%
After Expense Reimbursement	0.90%	0.92%	0.99%	0.99%	0.99%
Ratio of Net Investment Income to Average Net Assets	4.84%	6.63%	5.78%	6.88%	6.05%
Portfolio Turnover Rate	135.99%	127.74%	185.72%	137.44%	209.07%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Emerging Markets Multi-Asset Opportunities Fund
Class I

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of year	$11.31	$10.39	$11.70	$10.39	$9.63

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.22	0.38	0.25	0.31	0.35
Net Realized and Unrealized Gain (Loss) on Investments	0.93	0.69	(1.30)	1.38	0.65

Total from Investment Operations	1.15	1.07	(1.05)	1.69	1.00

Less Distributions:
Distributions from Net Investment Income	(0.37)	(0.15)	(0.26)	(0.38)	(0.24)

Net Asset Value per Share, End of year	$12.09	$11.31	$10.39	$11.70	$10.39

Total Return	10.34%	10.50%	(9.23)%	17.05%	10.75%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$84,387	$87,430	$43,338	$42,041	$37,173
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.28%	1.31%	1.34%	1.54%	1.57%
After Expense Reimbursement	1.00%	1.02%	1.23%	1.23%	1.23%
Ratio of Net Investment Income to Average Net Assets	2.01%	3.51%	2.13%	2.95%	3.74%
Portfolio Turnover Rate	164.55%	188.64%	160.85%	197.48%	227.75%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Emerging Markets Multi-Asset Opportunities Fund
Class N

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of year	$11.24	$10.35	$11.66	$10.35	$9.59

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.20	0.28	0.26	0.32	0.36
Net Realized and Unrealized Gain (Loss) on Investments	0.92	0.76	(1.31)	1.37	0.64

Total from Investment Operations	1.12	1.04	(1.05)	1.69	1.00

Less Distributions:
Distributions from Net Investment Income	(0.35)	(0.15)	(0.26)	(0.38)	(0.24)

Net Asset Value per Share, End of year	$12.01	$11.24	$10.35	$11.66	$10.35

Total Return	10.08%	10.25%	(9.26)%	17.10%	10.78%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$8,803	$11,784	$74,677	$40,064	$5,088
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.80%	1.65%	1.67%	1.96%	2.15%
After Expense Reimbursement	1.20%	1.21%	1.23%	1.23%	1.23%
Ratio of Net Investment Income to Average Net Assets	1.80%	2.64%	2.25%	2.95%	3.79%
Portfolio Turnover Rate	164.55%	188.64%	160.85%	197.48%	227.75%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Conservative Allocation Fund
Class I

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of year	$12.09	$11.68	$12.17	$12.13	$12.50

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.18	0.24	0.20	0.15	0.17
Net Realized and Unrealized Gain (Loss) on Investments	0.76	0.89	(0.19)	0.67	(0.07)

Total from Investment Operations	0.94	1.13	0.01	0.82	0.10

Less Distributions:
Distributions from Net Investment Income	(0.71)	(0.21)	(0.20)	(0.29)	(0.19)
Distributions from Net Realized Gain	(0.10)	(0.51)	(0.30)	(0.49)	(0.28)

Total Distributions	(0.81)	(0.72)	(0.50)	(0.78)	(0.47)

Net Asset Value per Share, End of year	$12.22	$12.09	$11.68	$12.17	$12.13

Total Return	8.19%	10.46%	0.04%	7.28%	0.78%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$36,714	$29,565	$27,925	$30,144	$28,982
Ratio of Expenses to Average Net Assets(2)	0.39%	0.44%	0.37%	0.36%	0.30%
Ratio of Net Investment Income to Average Net Assets	1.56%	2.03%	1.68%	1.26%	1.41%
Portfolio Turnover Rate	26.22%	21.66%	19.79%	55.53%	37.62%

(1)	Computed using average shares outstanding throughout the period.

(2)	Does not include expenses of the underlying affiliated funds.

Financial Highlights

TCW Conservative Allocation Fund
Class N

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of year	$12.09	$11.67	$12.15	$12.07	$12.44

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.15	0.20	0.15	0.11	0.11
Net Realized and Unrealized Gain (Loss) on Investments	0.75	0.90	(0.18)	0.66	(0.08)

Total from Investment Operations	0.90	1.10	(0.03)	0.77	0.03

Less Distributions:
Distributions from Net Investment Income	(0.67)	(0.17)	(0.15)	(0.20)	(0.12)
Distributions from Net Realized Gain	(0.10)	(0.51)	(0.30)	(0.49)	(0.28)

Total Distributions	(0.77)	(0.68)	(0.45)	(0.69)	(0.40)

Net Asset Value per Share, End of year	$12.22	$12.09	$11.67	$12.15	$12.07

Total Return	7.85%	10.16%	(0.35)%	6.74%	0.31%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$452	$350	$518	$532	$1,597
Ratio of Expenses to Average Net Assets:(2)
Before Expense Reimbursement	6.06%	6.89%	5.14%	3.30%	1.54%
After Expense Reimbursement	0.70%	0.74%	0.76%	0.81%	0.82%
Ratio of Net Investment Income to Average Net Assets	1.23%	1.75%	1.28%	0.89%	0.89%
Portfolio Turnover Rate	26.22%	21.66%	19.79%	55.53%	37.62%

(1)	Computed using average shares outstanding throughout the period.

(2)	Does not include expenses of the underlying affiliated funds.

Glossary

Definitions of select terms used in this Prospectus are listed below:
American Depository Receipts (ADRs) — Receipts, typically issued by a U.S. bank or trust company, evidencing ownership of the underlying securities issued by a foreign corporation. ADRs are denominated in U.S. dollars and are publicly traded on exchanges or over‑the‑counter markets in the U.S.
Annualize — To convert to an annual basis. The expression of a rate of return over periods other than one year converted to annual terms. For example, a cumulative return of 21% over two years would convert into an annualized return of 10% per annum, even though each annual return may have looked nothing like 10%. For example, if an investment earned ‑2% in year one and 23.5% in year two, the compound annual return would be 10%.
Benchmark — Any basis of measurement, such as an index, that is used by an investment manager as a yardstick to assess the performance of a portfolio. For example, the S&P 500® Index is a commonly used benchmark for U.S. large‑cap equity portfolios.
Credit Default Swap — An agreement which allows the transfer of third party credit risk from one party to the other. One party in the swap is often a lender who faces credit risk from a third party borrower, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset at its full notional value or “par value” (principal plus remaining interest).
Credit-Linked Note — A type of structured note that contains an embedded credit default swap, which allows the issuer to transfer specific credit risks to buyers of the security in exchange for the issuer’s promise to make principal and interest payments. This allows the issuer to hedge its own risk with respect to a reference asset such as a default, credit spread or ratings change. In exchange for a right to interest and/or principal payments, the buyer of a credit-linked note agrees to assume exposure to the underlying reference asset to the buyer’s investment.
Distribution and/or Service (12b‑1) Fees — Fees assessed to shareholders for shareholder servicing, marketing and distribution expenses for a fund.
Dividends — A distribution of corporate earnings to shareholders.
Duration — A weighted-average term‑to‑maturity of a bond’s cash flows, the weights being the present value of each cash flow as a percentage of the bond’s full price. Duration is often used to measure the potential volatility of a bond’s price; bonds with longer durations are more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations. Bonds with uncertain payment schedules, such as mortgage-backed securities, which can be prepaid, have durations which may vary or lengthen in certain interest rate environments making their market values more volatile than when acquired.
Exchange-Traded Funds (ETFs) — ETFs are typically open‑end investment companies whose shares are listed for trading on a national securities exchange.
Exchange-Traded Notes (ETNs) — ETNs are senior, unsecured, unsubordinated deft securities issued by banks or other financial institutions. Each ETN has a maturity date and is backed only by the credit of the issuer. The returns of ETNs are linked to the performance of a market benchmark or strategy, less investor fees. The issuer of an ETN typically makes interest payments and a principal payment at maturity that is linked to the price movement of a market benchmark or strategy.
Expense Ratio — Expressed as a percentage provides an investor the total cost for fund operating expenses and management fees.
Forward Contract — A specific form of counterparty agreement under which a commodity or financial instrument is bought or sold at a certain price agreed on today (date of contract), but is to be delivered on a stated future (forward) date in settlement of the agreement. If the value of the underlying commodity or financial instrument changes, the value of the forward contract becomes positive or negative depending on the position held.

Futures — A standardized, transferable, exchange-traded contract that requires delivery of a security, commodity, bond, currency or stock index, at a specified price, on a specified future date. Futures represent a pledge to make a certain transaction at a future date and are usually cash settled before the close out date by a party to the contract.
Global Depository Receipts (GDRs) — Receipts for shares in a foreign based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Asia, Europe, the United Stated and Latin America to offer shares in many markets around the world.
Growth Companies — Companies that have exhibited faster-than-average gains in earnings over the last few years and are expected to continue to show a high level of profit growth. Growth companies are generally riskier investments than average companies, however, since they usually have higher price‑to‑earnings ratios and make little or no dividend payments to shareholders.
Interest — Cost of using money, expressed as a rate per period of time, usually one year, in which case it is called an annual rate of interest.
Interest Rate Swap — A specific form of counterparty agreement where one stream of future interest payments is exchanged for another based on a specified principal or notional amount. Interest rate swaps often exchange a fixed payment for a floating payment that is linked to an interest rate (most often LIBOR). Interest rate swaps are used to limit or manage exposure to interest rate fluctuations.
Intrinsic Value — A company’s long-term value. The valuation is determined by applying data inputs to a valuation theory or model.
Junk Bonds — Junk bonds or high yield bonds are bonds that are rated below BBB by S&P Global Ratings or below Baa by Moody’s Investors Service, Inc. These bonds typically pay a higher yield to compensate for the greater credit risk.
LIBOR — London Inter-Bank Offer Rate. The interest rate that the banks charge each other for loans (usually in Eurodollars).
Maturity — The date at which a debt instrument is due and payable.
Money Market Instruments — High quality, short term debt instruments. A money market instrument typically matures in 397 days or less.
Options — An owner of a call (put) option has the right (but not the obligation) to purchase (sell) the underlying security at a specified price, and this right lasts until a specified date. The writer of a call (put) option has the obligation to sell (purchase) the underlying security at a specified price, until a specified date.
Price‑to‑Earnings (P/E) Ratio — A stock’s market price divided by its current or estimated future earnings per share. A fundamental measure of the attractiveness of a particular security versus all other securities as determined by the investing public. The higher the P/E, the more investors are paying, and therefore the more earnings growth they are expecting. The lower the ratio relative to the average of the stock market, the lower the (market’s) profit growth expectations.
Price‑to‑Book (P/B) Ratio — The weighted average of the price‑to‑book ratios of all the stocks in a fund’s portfolio. Generally, a high P/B ratio indicates the price of the stock exceeds the actual worth of the company’s assets, while a low P/B ratio indicates the stock is relatively cheap.
Principal — Face amount of a debt instrument on which interest is either owed or earned.
Real Estate Investment Trust (REIT) — A REIT is a pooled investment vehicle that invests primarily in income-producing real estate or real estate loans or interests. REITs are not taxed on income distributed to shareholders, provided they comply with the requirements of the Internal Revenue Code of 1986, as amended.
Tiered Index Bond — Typically a mortgage-backed security that maintains a fixed coupon, provided that a reference rate (usually LIBOR) remains below a stated “strike” level. In the event the reference rate rises above the “strike” level, the security behaves like an inverse floater security.
Total Return — Return on an investment including both appreciation (depreciation) and interest or dividends.
Total Return Swap — A specific form of counterparty agreement in which one party makes payments based on a set rate, either fixed or variable, and the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loans or bonds. This asset is owned by the party receiving the set rate payment.

Total return swaps allow the party receiving the total return to gain exposure and benefit from a referenced asset without actually having to own it.
Turnover — Statistical ratio measuring the amount of transactions within a portfolio over a given time period.
Value Companies — Value companies are companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price‑to‑earnings or price‑to‑book ratios).
Weighted Average Duration — The average duration of securities in an investment portfolio weighted by market value.
Yield Curve — A visual representation of the term structure of interest rates by plotting the yields of all bonds of the same quality within maturities ranging from the shortest to the longest available. It shows the relationship between bond yields and maturity lengths. A normal or positive yield curve signifies higher interest rates for long-term investment, while a negative or downward curve indicates higher short-term rates.

TCW Funds, Inc.

865 South Figueroa Street
Los Angeles, California 90017
800 FUND TCW
(800 386 3829)
www.TCW.com
More information on each Fund is available, free of charge, upon request by calling 800 FUND TCW (386 3829), or on the Internet at www.TCW.com, including the following:
Annual/Semi-Annual Report
Additional information about each Fund’s investments is in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
Statement of Additional Information (SAI)
The SAI provides more details about each Fund and its policies. A current SAI is on file with the SEC, is incorporated by reference, and is legally considered part of this Prospectus.
Shareholder Account Information
For additional information, such as transaction and account inquiries:
Call 800 248 4486, or send your request to:
TCW Funds, Inc. c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
You can obtain copies of reports and other information about the Funds (including the SAI) on the EDGAR Database on the SEC’s website at www.sec.gov or by electronic request to publicinfo@sec.gov. A fee will be charged for making copies.
SEC File Number 811-7170

FUNDp0721